                                                        Registration No. 2-28316

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    Form N-3

                             REGISTRATION STATEMENT
                                      under
                           THE SECURITIES ACT OF 1933



                         POST-EFFECTIVE AMENDMENT NO. 52
                                       and
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940



                                AMENDMENT NO. 29


                                    ---------

                   THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2
                           (Exact Name of Registrant)

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                           (Name of Insurance Company)


                                751 Broad Street
                          Newark, New Jersey 07102-3777
                                 (973) 802-8781
              (Address and telephone number of Insurance Company's
                          principal executive offices)


                                -----------------


                                CAREN CUNNINGHAM
                            Assistant General Counsel
                   Prudential Mutual Fund Management LLC
                              Gateway Center Three
                         100 Mulberry Street, 9th Floor
                               Newark, N.J. 07102
                     (Name and address of agent for service)


                                    Copy to:
                           Christopher E. Palmer, Esq.
                                 Shea & Gardner
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036



                                   -----------




It is proposed that this filing will become effective (Check appropriate space):


___ immediately upon filing pursuant to paragraph (b) of Rule 485


_X_ on April 30, 1998 pursuant to paragraph (b) of Rule 485
       --------------
           (date)


___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485 on ___________ pursuant to paragraph (a)(i) of the Rule 485
---    (date)

___ 75 days after filing pursuant (a)(ii) of Rule 485

    on             pursuant to paragraph (a)(ii) of Rule 485
---    -----------
         (date)


If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                              CROSS REFERENCE SHEET

Pursuant to Rule 495(a) under the Securities Act of 1933 indicating the location in the Prospectus and Statement of Additional Information called for by the Items of Parts A and B of Form N-3.


                                                                     Heading in Prospectus or Statement
       Item Number and Caption                                       of Additional Information
       -----------------------                                       -------------------------
 1.    Cover Page...............................................     Cover Page
 2.    Definitions..............................................     Glossary of Terms Used in this Prospectus
 3.    Synopsis or Highlights...................................     Summary of Prospectus Information
 4.    Condensed Financial Information..........................     Condensed Financial Information
 5.    General Description of Registrant
        and Insurance Company...................................     Description of Prudential and VCA-2
 6.    Management...............................................     Description of Prudential and VCA-2
 7.    Deductions and Expenses..................................     Fee Tables; Charges; The Group Variable Annuity Contracts
 8.    General Description of
        Variable Annuity Contracts..............................     Summary of Prospectus Information; The Group Variable Annuity
                                                                       Contracts, The Accumulation Period; Voting Rights
 9.    Annuity Period...........................................     The Group Variable Annuity Contracts, The Annuity Period
10.    Death Benefit............................................     The Group Variable Annuity Contracts, Death Benefits before an
                                                                       Annuity is Effected
11.    Purchases and Contract Value.............................     Description of Prudential and VCA-2; Investment Practices
                                                                       of VCA-2, Determination of Asset Value; The Group Variable
                                                                       Annuity Contracts, The Accumulation Period
12.    Redemptions..............................................     The Group Variable Annuity Contracts, Withdrawal (Redemption)
                                                                       of Purchase Payments Prior to Death, Systematic Withdrawal
                                                                       Plan, Texas Optional Retirement Program
13.    Taxes....................................................     Federal Tax Status
14.    Legal Proceedings........................................     Legal Proceedings
15.    Table of Contents of the Statement
        of Additional Information...............................     Table of Contents -- Statement of Additional Information
16.    Cover Page...............................................     Cover Page
17.    Table of Contents........................................     Table of Contents
18.    General Information and History..........................     Not Applicable
19.    Investment Objectives and Policies.......................     Investment Management and Administration of VCA-2
20.    Management...............................................     The VCA-2 Committee
21.    Investment Advisory and Other Services...................     Investment Management and Administration of VCA-2
22.    Brokerage Allocation.....................................     Investment Management and Administration of VCA-2, Portfolio
                                                                       Brokerage and Related Practices
23.    Purchase and Pricing of Securities
        Being Offered...........................................     Not Applicable
24.    Underwriters.............................................     Investment Management and Administration of VCA-2; Sale of
                                                                       Group Variable Annuity Contracts
25.    Calculation of Performance Data..........................     Not Applicable
26.    Annuity Payments.........................................     The Group Variable Annuity Contracts, The Annuity Period
27.    Financial Statements.....................................     Financial Statements of VCA-2; Consolidated Financial
                                                                     Statements of The Prudential Insurance Company of America
                                                                     and Subsidiaries

                                      LOGO


                               DATED MAY 1, 1998


                 GROUP TAX-DEFERRED VARIABLE ANNUITY CONTRACTS

                                 issued through

                                 THE PRUDENTIAL
                          VARIABLE CONTRACT ACCOUNT-2

                    For Persons Eligible For Such Annuities
         In accordance with Section 403(b) of the Internal Revenue Code
--------------------------------------------------------------------------------

The Prudential Variable Contract Account-2 will invest primarily in equity securities of major, established corporations that are selected with the objective of long-term growth of capital.


This Prospectus provides information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1998, which information is incorporated herein by reference, and is available without charge upon written or oral request directed to the address or telephone number shown below. The Table of Contents of the Statement of Additional Information appears on page 27 of this Prospectus.


PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                         The Prudential Insurance Company of America

                         c/o Prudential Investments

                         30 Scranton Office Park
                         Scranton, PA 18507-1789
                         Telephone 1-800-458-6333

================================================================================

LOGO

                               TABLE OF CONTENTS


                                                              PAGE
GLOSSARY OF TERMS USED IN THIS PROSPECTUS...................    1
FEE TABLE...................................................    2
SUMMARY OF PROSPECTUS INFORMATION...........................    3
CONDENSED FINANCIAL INFORMATION.............................    5
DESCRIPTION OF PRUDENTIAL AND VCA-2.........................    6
INVESTMENT PRACTICES OF VCA-2...............................    7
AGREEMENT FOR INVESTMENT MANAGEMENT SERVICES................    9
CHARGES.....................................................   10
THE GROUP VARIABLE ANNUITY CONTRACTS........................   11
     A. The Accumulation Period.............................   11
           1. Crediting Accumulation Units; Deduction for
         Sales and Administrative Expenses..................   11
           2. Valuation of a Participant's Individual
         Accumulation Account...............................   12
           3. The Accumulation Unit Value...................   12
           4. Discontinuance of Purchase Payments...........   12
           5. Continuance Under Group Contract After Being
         Employed by New Employer...........................   13
           6. Withdrawal (Redemption) of Purchase Payments
         Prior to Death.....................................   13
           7. Systematic Withdrawal Plan....................   14
           8. Texas Optional Retirement Program.............   14
           9. Death Benefits Before an Annuity is
         Effected...........................................   15
          10. Transfer Payments.............................   16
          11. Requests by Telephone or Other Electronic
         Means..............................................   17
          12. Modified Procedures...........................   17
          13. Exchange Offer with the PMF Funds.............   17
          14. Exchange into Discovery Select(TM) Group
         Retirement Annuity.................................   18
     B. The Annuity Period..................................   18
           1. Variable Annuity Payments.....................   18
           2. Electing the Annuity Date and the Form of
         Annuity............................................   19
           3. Deductions for Taxes on Annuity
         Considerations.....................................   19
           4. Available Forms of Variable Annuity...........   19
           5. The Annuity Unit..............................   20
           6. The Annuity Unit Value........................   20
           7. The Annuity Unit Change Factor for Any
         Month..............................................   20
           8. Assumed Investment Result.....................   20
           9. Schedule of Variable Annuity Purchase Rates...   21
     C. Assignment..........................................   21
     D. Changes in the Group Variable Annuity Contract......   22
     E. Periodic Reports....................................   22
     F.  Participation in Divisible Surplus.................   22
FEDERAL TAX STATUS..........................................   22
VOTING RIGHTS...............................................   23
OTHER CONTRACTS ON A VARIABLE BASIS.........................   24
STATE REGULATION............................................   24
LEGAL PROCEEDINGS...........................................   24
YEAR 2000...................................................   25
ADDITIONAL INFORMATION......................................   26
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION......   27


NOTE: All masculine references in this Prospectus are intended to include the feminine gender. The singular context also includes the plural and vice versa where necessary.

                   GLOSSARY OF TERMS USED IN THIS PROSPECTUS


ACCUMULATION PERIOD: the period from the date a Participant's VCA-2 account is opened to the date it is applied to provide an annuity or otherwise withdrawn (see page 11).



ACCUMULATION UNIT: a measure used to determine the value of a Participant's VCA-2 account (see page 11).



ACCUMULATION UNIT VALUE: the dollar value of one Accumulation Unit (see page
12).



ANNUITY: a series of payments made each month as long as a person, called the annuitant, is living. In some forms of annuity, payments may continue after the annuitant's death (see page 15).



ANNUITY-CERTAIN: a series of payments for a definite period, not dependent on the length of a person's life (see page 19).



ANNUITY UNIT: a measure used to determine the value of a variable annuity payment (see page 20



ANNUITY UNIT VALUE: the dollar value of one Annuity Unit (see page 20).



ASSUMED INVESTMENT RESULT: the annual rate of investment result assumed for the purpose of establishing the initial payment under a variable annuity and which is used in determining Annuity Unit Values (see page 20).



CONTRACT: the Group Variable Annuity Contract described in this Prospectus which is a written agreement between Prudential and the Contract-holder which sets forth the rights, duties, and privileges of all parties (see page 3).



CONTRACT-HOLDER: ordinarily the employer of the Participants, but may also be an association representing them or their employers (see page 3).



MORTALITY AND EXPENSE RISKS: the risks Prudential assumes because the amount of variable annuity payments will not be affected by losses Prudential may incur if annuitants live longer than expected, or if actual expenses are higher than expected (see page 4).



PARTICIPANT: a person for whom purchase payments have been made to credit Accumulation Units which remain in his account or have been applied to provide a variable annuity for him (see page 11).



PARTICIPANT'S ACCOUNT, INDIVIDUAL ACCUMULATION ACCOUNT: a record of the number of Accumulation Units credited to a Participant (see page 12).



"PROGRAM"--PRUDENTIAL'S GROUP TAX-DEFERRED ANNUITY PROGRAM: a Contract-holder's program providing for purchase payments under the Contract, a companion fixed-dollar annuity contract or a combination of the two (see page 3).



PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2 ("VCA-2" OR THE "ACCOUNT"): the separate account in which the Contracts participate (see page 6).



PURCHASE PAYMENT: money paid under a contract on behalf of a Participant (see pages 10-14).



SECTION 403(B) ANNUITY: see Tax-Deferred annuity.



TAX-DEFERRED ANNUITY: an arrangement under Section 403(b) of the Internal Revenue Code of 1986, as amended, for deferring Federal income tax on the portion of a person's income which is applied by his employer to the purchase of an annuity, until annuity payments commence (see page 3).



VARIABLE ANNUITY: an annuity whose payments vary with the investment results of VCA-2 (see page 19).

                                   FEE TABLE


The purpose of this table is to assist the Participant in understanding the various charges that a Participant in the Account will bear, whether directly or indirectly. For a more complete description of the various charges, see "Charges" on page 10.


                        PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase
  payments):................................................     2.5%
Maximum Annual Contract Fee*................................      $30

                       ANNUAL ACCOUNT OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Investment Management Fee...................................    .125%
Mortality and Expense*......................................    .375%
                                                                -----
Total Annual Expenses.......................................    .500%

                                    EXAMPLE


                                              1               3               5               10
                                             YEAR           YEARS           YEARS           YEARS
                                            ------         -------         -------         --------
You would pay the following expenses on
each $1,000 invested assuming a 5% annual
return. You would pay the same expenses
whether you withdraw from VCA-2, remain as
a Participant in the Account, or
annuitize, at the end of each time
period....................................   $30             $41             $53             $89



The above example is based on data for the Account's fiscal year ended December 31, 1997. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The example is intended to illustrate the dollar amount of the aggregate of all the expenses, fees and charges shown above, on a cumulative basis over the periods shown, that would be incurred on each $1000 invested. The annual contract fee reflected in the above example is based upon the assumption that the fee is deducted from the VCA-2 contract in the same proportion as the aggregate annual contract fees are deducted from the fixed-dollar or VCA-2 contracts. The actual expenses paid by each Participant will vary depending upon the total amount credited to that Participant and how that amount is allocated.

---------------


* During a Participant's annuity period, the annual contract fee is not charged and the mortality and expense charges are not made. See "The Annuity Period" on pages 18 through 21 for further information.

                       SUMMARY OF PROSPECTUS INFORMATION


The Group Variable Annuity Contracts (the "Contracts") described in this Prospectus are offered for use by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). The Contracts, together with fixed-dollar annuity contracts offered for the same use, but which are not described in this Prospectus, comprise Prudential's Group Tax-Deferred Annuity Program (the "Program"). A person for whom purchase payments have been made under a Contract which remain credited to his account or which have been applied to provide a variable annuity for him is referred to as a "Participant." The following is a summary of information about the Contracts and the rights of Participants. More detailed information can be found in the referenced portions of this Prospectus. A glossary of certain terms used in this Prospectus can be found on page 1.


                                   REGISTRANT


The Prudential Variable Contract Account-2 ("VCA-2" or the "Account") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Description of Prudential and VCA-2," page 6.



The Prudential Insurance Company of America ("Prudential") is the investment manager of VCA-2, and Prudential Investment Management Services LLC ("PIMS"), a direct wholly-owned subsidiary of Prudential, is the principal underwriter of the Contracts pursuant to an agreement between Prudential, VCA-2, and PIMS (the "Distribution Agreement"). Prudential is a mutual life insurance company incorporated in 1873 under the laws of the State of New Jersey. See "Description of Prudential and VCA-2," page 6.



Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.


                              INVESTMENT OBJECTIVE


VCA-2's investment objective is long-term growth of capital. VCA-2 will seek to achieve this objective by investing primarily in equity securities of major, established corporations. Current income, if any, is incidental to this objective. There is no assurance that this investment objective will be attained. There is no guarantee that the amount available to a person for whom purchase payments have been made will equal or exceed the total purchase payments made on his behalf. The value of the investments held in the Account fluctuates daily and is subject to the risks of changing economic conditions and risks inherent in the selection of investments necessary to meet the Account's objective. See "Investment Practices of VCA-2," page 7 and see "Investment Management and Administration of VCA-2" in the Statement of Additional Information.


                               CONTRACTS OFFERED


The Contracts are generally offered pursuant to agreements between certain eligible employers and their employees. Annuities issued pursuant to such agreements are commonly called "tax-deferred annuities," "tax sheltered annuities" or "403(b) annuities," because the Participants enjoy certain federal income tax benefits provided by Section 403(b) of the Internal Revenue Code. A Participant is afforded an opportunity to have his employer set aside funds for the purpose of providing retirement income for him, with federal income tax upon those amounts deferred until the annuity payments commence. The Contracts provide for variable annuity payments to each Participant commencing on a date selected by him. The amounts of these annuity payments will vary with the investment performance of VCA-2. The annuity payments will reflect the investment performance of the Account not only during the period in which the Participant is receiving annuity payments, but also from the time he first becomes a Participant under the Contract until the commencement of those payments. Certain of the rights provided by the Contracts are granted to Participants, while other rights are exercisable by the Contract-holder, usually the employer. See "The Group Variable Annuity Contracts," pages 11 through 22.

                                    CHARGES


A deduction of 2.5% (2.56% of the amount invested) for sales and marketing expenses is made from each Participant's purchase payments. An annual administration charge is made against each Participant's accumulation account in an amount which varies with each Contract, but which is not more than $30 for any accounting year. The sales and administration charges may be reduced in connection with a particular Contract if Prudential estimates that its sales and administrative expenses will be lower or that it will perform fewer sales or administrative services in connection with the Contract. A daily charge is made against each Participant's accumulation account, computed at an effective annual rate of 0.5% ( 1/2 of 1%), consisting of 0.125% ( 1/8 of 1%) for investment management services, 0.125% ( 1/8 of 1%) for assuming mortality risks and 0.250% ( 1/4 of 1%) for assuming expense risks, and corresponding charges are made in computing monthly annuity payments. See "Charges," page 10.



All these charges, except those for investment management services, may be changed by Prudential without the prior approval of Participants, except as described under "Changes in the Group Variable Annuity Contract," page 22.


                            REDEMPTION AND TRANSFER


Federal tax law imposes restrictions on withdrawals from Section 403(b) annuities. In addition, an employer may adopt a plan that limits the right of Participants to obtain cash withdrawals upon request. In cases where such restrictions or limitations do not apply, a Participant upon written request on a form approved by Prudential, is entitled to withdraw all or a portion of the amount then credited to his accumulation account. See "Withdrawal (Redemption) of Purchase Payments Prior to Death," page 13. Redemptions by telephone or other electronic means also may be allowed. A Participant may transfer all or a portion of his individual accumulation account from the Contract to a fixed-dollar annuity contract. Prudential may limit the frequency of such transfers. A Participant who changes employers may also transfer all of his individual accumulation account to a similar group annuity contract issued by Prudential which covers employees of his new employer. See "Transfer Payments," page 16. Prudential may impose a redemption charge on any withdrawal or transfer payment provided by the Contract. See "Changes in the Group Variable Annuity Contract," page 22.


                             CONTACTING PRUDENTIAL


All written requests, notices and transfer requests required by the Contracts (other than withdrawal requests and death benefit claims), should be sent to Prudential at the address shown on the cover page of this Prospectus. Any written inquiries also should be sent to Prudential at that address. A Participant may effect the telephone transactions that are permitted by his Program by calling Prudential at 1-800-458-6333. A Participant may effect other electronic transactions that are permitted by his Program through www.Prudential.com or as instructed after calling Prudential at 1-800-458-6333. All written withdrawal requests or death benefit claims relating to a Participant's interest in VCA-2 must be sent to Prudential by one of the following three means: (1) by U.S. mail to: Prudential Investments, P.O. Box 5410, Scranton, Pennsylvania 18505-5410; (2) delivery service other than the U.S. mail (e.g., Federal Express, etc.) sent to our office at the following address: Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789; or (3) fax to Prudential Investments, Attention: Client Payments at
(717) 340-4328. A withdrawal request or death benefit claim will be deemed received in good order by Prudential as of the end of the valuation period within which all the properly completed forms and other information required by Prudential to pay such a request or claim (e.g., due proof of death) are received as specified above. Receipt of a withdrawal request or death benefit claim in good order is required by Prudential to process the transaction in the manner explained below in this Prospectus. Under certain Contracts, the Contract-holder or a third party acting on their behalf provides record-keeping services that would otherwise be performed by Prudential. See "Modified Procedures," page 17.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATION IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                        CONDENSED FINANCIAL INFORMATION

               INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*
           (For an Accumulation Unit outstanding throughout the year)


The following condensed financial information for the two-year period ended December 31, 1997 has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. The condensed financial information for each of the years prior to and including the period ended December 31, 1995 were audited by other independent auditors, whose report thereon was also unqualified. The information set out below should be read in conjunction with the financial statements and related notes that also appear in VCA-2's Annual Report which is included in the Statement of Additional Information.


                                      1997       1996       1995       1994       1993      1992      1991      1990      1989
                                    --------   --------   --------   --------   --------   -------   -------   -------   -------
Investment income.................    $.2633     $.2056     $.2000     $.1896     $.2823    $.1635    $.1629    $.2278    $.2061
--------------------------------------------------------------------------------------------------------------------------------
Expenses
  for investment management fee...     .0284      .0215      .0170      .0151      .0138     .0111     .0094     .0079     .0078
  for assuming mortality and
    expense risks.................     .0850      .0646      .0511      .0453      .0412     .0335     .0285     .0239     .0234
--------------------------------------------------------------------------------------------------------------------------------
Net investment income.............     .1499      .1195      .1319      .1292      .2273     .1189     .1250     .1960     .1749
--------------------------------------------------------------------------------------------------------------------------------
Capital changes
  Net realized gain on
    investments...................    4.7245     2.3368     1.5228     1.0028     1.1147    1.2862     .6231     .1523     .8364
  Net unrealized appreciation
    (depreciation) of
    investments...................    1.3843     1.7641     1.7558   (1.2955)      .9803   (.2121)    1.4671   (.5709)     .1931
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  Accumulation Unit Value.........    6.2587     4.2204     3.4105    (.1635)     2.3223    1.1930    2.2152   (.2226)    1.2044
Accumulation Unit Value
  Beginning of year...............   19.6241    15.4037    11.9932    12.1567     9.8344    8.6414    6.4262    6.6488    5.4444
--------------------------------------------------------------------------------------------------------------------------------
  End of year.....................  $25.8828   $19.6241   $15.4037   $11.9932   $12.1567   $9.8344   $8.6414   $6.4262   $6.6488
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets**........................     .5000%     .4982%     .4959%     .4991%     .4984%    .4975%    .4970%    .4999%    .5009%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets**............     .7000%     .6913%     .9602%    1.0664%     2.056%   1.3253%   1.6372%   3.0779%   2.8084%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate...........        47%        53%        42%        37%        47%       73%       79%      108%       71%
--------------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units
  outstanding for Participants at
  end of year (000 omitted).......    28,643     30,548     31,600     32,624     32,968    33,147    34,228    35,218    37,813
--------------------------------------------------------------------------------------------------------------------------------
Average commission rate per
  share...........................    $.0548     $.0543        N/A        N/A        N/A       N/A       N/A       N/A       N/A

                                     1988
                                    -------
Investment income.................   $.1574
----------------------------------
Expenses
  for investment management fee...    .0064
  for assuming mortality and
    expense risks.................    .0193
----------------------------------
Net investment income.............    .1317
----------------------------------
Capital changes
  Net realized gain on
    investments...................    .5383
  Net unrealized appreciation
    (depreciation) of
    investments...................    .4303
----------------------------------
Net increase (decrease) in
  Accumulation Unit Value.........   1.1003
Accumulation Unit Value
  Beginning of year...............   4.3441
----------------------------------
  End of year.....................  $5.4444
----------------------------------
Ratio of expenses to average net
  assets**........................    .5016%
----------------------------------
Ratio of net investment income to
  average net assets**............   2.5657%
----------------------------------
Portfolio turnover rate...........       31%
----------------------------------
Number of Accumulation Units
  outstanding for Participants at
  end of year (000 omitted).......   41,638
----------------------------------
Average commission rate per
  share...........................      N/A


--------------------------------------------------------------------------------

 * Calculated by accumulating the actual per unit amounts daily.
** These calculations exclude Prudential's equity in VCA-2.


The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge, which is described on page 10, is made by reducing Participants' Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

                     PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2
                    GROUP VARIABLE ANNUITY CONTRACTS SOLD BY
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


                                 DESCRIPTION OF

                              PRUDENTIAL AND VCA-2


Prudential is a mutual life insurance company incorporated in 1873 under the laws of the State of New Jersey. It is authorized to transact business in all states of the United States, the District of Columbia, the Territory of Guam, the Commonwealth of Puerto Rico, the Virgin Islands of the United States, Canada and United States military installations in foreign countries. Its corporate office is located at 751 Broad Street, Newark, New Jersey 07102-3777.


Prudential conducts a conventional life insurance business. Assets derived from such business are invested in the manner permitted by applicable state laws. The financial statements of Prudential contained in the Statement of Additional Information should be considered by Participants only to the extent they may bear upon the ability of Prudential to meet its obligations under the Contracts.

On January 9, 1968, the Board of Directors of Prudential established VCA-2 in accordance with certain provisions of the insurance statutes of the State of New Jersey. The Account meets the definition of a "separate account" under the federal securities laws. VCA-2 is empowered to hold only assets derived from contributions under variable contracts issued by Prudential, assets that Prudential may deem prudent to place in the Account for the purpose of maintaining a surplus to support the obligations under the Contracts, and assets derived from the dividends, interest and gains produced by the foregoing. The portion of the assets in the Account equal to the reserve liability required by law will be held for the sole benefit of Participants and persons entitled to payment under the Contracts described herein and under other contracts which may be offered by Prudential in the future and designated as participating in the Account. The assets in the Accounts are the property of Prudential, but are legally segregated from all other assets of Prudential and may not be charged with liabilities arising out of any of Prudential's other business. All income, gains and losses, whether or not realized, from assets allocated to the Account are credited to or charged against the Account without regard to other income, gains, or losses of Prudential. The obligations arising under the Contracts are general corporate obligations of Prudential.

The Account is registered as an open-end, diversified management investment company with the Securities and Exchange Commission (the "Commission") under the 1940 Act. This registration does not involve supervision by the Commission of Prudential or of the management or investment practices or policies of the Account.


Prudential acts as investment manager for VCA-2. The operation of the Account is supervised by The Prudential Variable Contract Account-2 Committee (the "Committee"). Beginning in June 1989, all Committee members elected by persons having voting rights are elected for indefinite terms. Vacancies may be filled by a majority vote of all the remaining Committee members, provided that immediately after filling any such vacancy, at least two-thirds of the members then holding office shall have been elected by persons having voting rights. Members elected by the Committee, rather than by persons having voting rights, hold their positions only until the next meeting of persons having voting rights in respect to the Account. At that next meeting, persons with voting rights fill the vacancy by electing a member for an indefinite term. See "Voting Rights," page 23. A majority of the members of the Committee are not affiliated with Prudential (nor are they "interested persons" within the meaning of the 1940
Act). In addition, Prudential acts as investment manager to several other investment companies registered under the 1940 Act. Prudential also manages assets for certain pension fund customers on a discretionary basis.



Prudential has entered into a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), pursuant to which PIC provides such services as Prudential may require in connection with its obligations as the Account's investment manager. See "Agreement for Investment Management Services," page 9.



PIMS acts as principal underwriter for VCA-2 and is responsible for sales and administrative functions relative to the Contracts and VCA-2 pursuant to an Agreement for the Sale of Contracts between PIMS, Prudential, and VCA-2. This Agreement was approved by the unanimous vote of the Committee on May 19, 1997. Under this Agreement, PIMS offers the Contracts through its agents and independent brokers.


Prudential's administrative responsibilities include receiving and allocating contributions in accordance with the Contracts, making annuity payments as they become due, preparing and filing all reports required to be filed by VCA-2, recordkeeping, and expenses associated with these activities. Administrative expenses include, but are not limited to, salaries, rent, postage, telephone, travel, office equipment, stationery, and fees for legal, actuarial and accountants' services.


For purposes of the Contracts, payments, notices and other communications such as withdrawal and transfer requests will be deemed to have been received by Prudential only if delivered to Prudential in the manner described in the "Contacting Prudential" section of the summary of this Prospectus. Certain alternative procedures apply if the Contract-holder or a third party provides record-keeping services. See "Modified Procedures," page 17.


                         INVESTMENT PRACTICES OF VCA-2

A. INVESTMENT OBJECTIVE AND POLICIES


VCA-2's investment objective is long-term growth of capital. VCA-2 will seek to achieve this objective by investing primarily in equity securities of major, established corporations. Current income, if any, is incidental to this objective. This objective is a fundamental investment policy and may not be changed without the approval of a majority vote (as defined in the 1940 Act) of VCA-2 Participants. Certain additional investment restrictions applicable to VCA-2 are set forth in the Statement of Additional Information.



The investment policies of VCA-2 set forth below are adopted in an effort to achieve the investment objective and are not fundamental. Therefore, these investment policies may be changed by the Committee without the approval of VCA-2 Participants.



In attempting to achieve its objective, VCA-2 will invest in common stocks, preferred stocks, warrants, convertible bonds or other equity-related securities which, in the opinion of VCA-2's investment manager, are believed to be in sound financial condition and have prospects for price appreciation greater than broadly based stock indices. Under normal market conditions, VCA-2 may also invest up to 20% of its assets in investment grade short-term, intermediate term, or long-term debt instruments. At times when economic conditions or general levels of common stock prices are such that the investment manager deems it prudent to adopt a defensive position by reducing or curtailing investments in equities, a larger proportion than usual of VCA-2's assets may be invested in such debt instruments.


VCA-2 may also invest in American Depository Receipts ("ADRs") which are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because they are easily transferable, have readily available market quotations, and the foreign issuers are usually subject to comparable auditing, accounting and financial reporting standards as domestic issuers. Nevertheless, as foreign securities, ADRs involve certain risks which should be considered fully by investors. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, and the fact that there may be less publicly available information about a foreign company than about a domestic company.

B. DESCRIPTION OF INVESTMENT TECHNIQUES

VCA-2 may use some of the following investment techniques designed to meet VCA-2's objective.

Financial futures contracts. To the extent permitted by applicable regulations, VCA-2 may purchase and sell financial futures contracts, including stock index futures contracts, futures contracts on interest-bearing securities (such as U.S. Treasury bonds and notes) or rate indices, and futures contracts on foreign currencies or groups of foreign currencies. VCA-2 will use futures contracts solely for the purpose of hedging the Account's positions with respect to securities, interest rates, and foreign securities.

A financial futures contract generally provides for the future sale by one party and purchase by the other party of a specified amount of a particular financial instrument or currency at a specified price on a designated date. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

Further information about futures contracts, including risks and investment techniques, is provided in the Statement of Additional Information.

Options. VCA-2 may purchase and sell (i.e., write) put and call options on equity securities, debt securities, securities indices, foreign currencies, and financial futures contracts. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Currently, the 1940 Act is interpreted to require that any options written by investment companies, such as VCA-2, be "covered," which can be done in a variety of ways, such as placing in a segregated account certain securities or cash designed to "cover" VCA-2's obligation under the written option. Additional explanation about techniques VCA-2 will use in connection with options is provided in the Statement of Additional Information.


Although options will be primarily used to reduce fluctuations in the value of VCA-2's investments (i.e., hedge) or to generate additional premium income, they do involve certain risks. The investment manager may not correctly anticipate movements in the relevant markets, thus causing losses on VCA-2's options positions. VCA-2's use of options is subject to other special risks, information about which is provided in the Statement of Additional Information.


Real estate-related securities. VCA-2 may invest in securities secured by real estate or shares of real estate investment trusts that are listed on a stock exchange or reported on the National Association of Securities Dealers, Inc. automated quotation system ("NASDAQ"). Such securities may be sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. They may also be affected by tax and regulatory requirements, such as those relating to the environment.


Repurchase agreements. When VCA-2 purchases certain money market securities, it may on occasion enter into a repurchase agreement with the seller wherein the seller and VCA-2 agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon market rate of interest effective for the period of time the Account's money is invested in the security, and is not related to the coupon rate of the purchased security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. VCA-2 will not enter into repurchase agreements unless the agreement is "fully collateralized" (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the "loan" including accrued interest). VCA-2 will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. The Committee has adopted standards for the parties with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy or insolvency proceedings within the time frame contemplated by the repurchase agreement. In the event that a seller defaults on a repurchase agreement, VCA-2 may incur a loss in the market value of the collateral as well as disposition costs; and, if a party with whom VCA-2 had entered into a repurchase agreement becomes insolvent, VCA-2's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the insolvency proceedings.



VCA-2 will not enter into repurchase agreements with Prudential or its affiliates, including Prudential Securities Incorporated, as the seller. This will not affect VCA-2's ability to maximize its opportunities to engage in repurchase agreements. Provided that all necessary regulatory approvals are obtained, VCA-2 may participate in a joint repurchase account with other investment companies managed by Prudential or its affiliates.


Reverse repurchase agreements and dollar roll transactions. VCA-2 may enter into reverse repurchase agreements and dollar roll transactions. Reverse repurchase agreements involve the sale of securities held by VCA-2 with an agreement by the Account to repurchase the same securities at an agreed upon price and date. During the reverse repurchase period, VCA-2 often continues to receive principal and interest payments on the sold securities. The terms of each agreement reflect a rate of interest for use of the funds for the period, and thus these agreements have some of the characteristics of borrowing by VCA-2.


Dollar rolls involve sales by VCA-2 of securities for delivery in the current month with a simultaneous contract to repurchase substantially similar securities (same type and coupon) from the same party at an agreed upon price and date. During the roll period, VCA-2 forgoes principal and interest paid on the securities. VCA-2 is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. VCA-2 will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid unencumbered assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls.



Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by VCA-2 may decline below the price of the securities VCA-2 has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, VCA-2's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce VCA-2's obligation to repurchase the securities.

When-issued or delayed delivery securities. VCA-2 may, from time to time and in the ordinary course of business, purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. VCA-2 will make commitments for such when-issued or delayed delivery transactions only with the intention of acquiring the securities. The Account's custodian will maintain in a separate account portfolio securities having a value equal to or greater than any such commitments. If VCA-2 were to dispose of the right to acquire a security it could, as with the disposition of any security, incur a gain or loss due to market fluctuations.


Short sales against the box. VCA-2 may make short sales of securities or maintain a short position, provided that at all times when a short position is open, VCA-2 owns an equal amount of the securities sold short or securities convertible into or exchangeable, with or without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash, U.S. Government securities or other liquid unencumbered assets in an amount equal to such consideration must be put in a segregated account.


Other investment techniques. To the extent permitted by applicable regulations, VCA-2 may also use forward foreign currency exchange contracts and interest rate swaps. VCA-2 may also lend its portfolio securities from time to time. Information about these investment techniques, including certain risks associated with their use, is provided in the Statement of Additional Information.

C. DETERMINATION OF ASSET VALUE


The Accumulation Unit Value for VCA-2 will be determined once daily as of 4:15 p.m. Eastern time on each day that the New York Stock Exchange ("NYSE") is open for trading. The NYSE is normally open for trading Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NASDAQ National Market System equity securities and securities for which the primary market is on an exchange are generally valued at the last sale price on such system or exchange or, in the absence of recorded sales, at the mean between the last bid and asked prices on that day or at the bid price on such day in the absence of an asked price. Other over-the-counter equity securities are valued by an independent pricing agent or principal market maker.



Fixed income securities will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by a principal market maker.



Short-term investments having maturities of sixty days or less are valued at amortized cost which, with accrued interest, approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accrual of discount or amortization of premium to maturity.



Options on stock and stock indices traded on national securities exchanges are valued at the last sale price on such exchange on the day of valuation, or if there was no sale on that day, at the mean between the most recently quoted bid and asked prices on such exchange.



Futures contracts and options thereon are valued at the last sale price at the close of the applicable commodities exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade.



Portfolio securities for which market quotations are not readily available will be valued at fair value as determined in good faith under the direction of the Committee.


                            AGREEMENT FOR INVESTMENT
                              MANAGEMENT SERVICES


Prudential acts as investment manager for VCA-2 pursuant to the Agreement for Investment Management Services between Prudential and VCA-2 which was approved initially by the Participants at their meeting on May 29, 1969, and most recently renewed by unanimous vote of the Committee on May 19, 1997.



Subject to Prudential's supervision, substantially all of the services required to be provided by Prudential under the Agreement for Investment Management Services are furnished by PIC pursuant to a Service Agreement between them. This Service Agreement was most recently renewed by unanimous vote of the Committee at its meeting on May 19, 1997 and by the Participants on July 25, 1985. PIC is registered as an investment adviser under the Investment Advisers Act of 1940.

Prudential continues to have responsibility for all investment advisory services under its investment management agreement with the Account. Pursuant to the service agreement between Prudential and PIC, Prudential reimburses PIC for its costs and expenses.

The Agreement for Investment Management Services between Prudential and VCA-2:


  A.must be specifically approved, at least annually, by the affirmative vote of the Committee, cast in person at a meeting called for the purpose of voting on such approval, which affirmative vote shall include the votes of a majority of the members of the Committee who are not "interested persons" of Prudential, its affiliates or VCA-2, within the meaning of the 1940 Act; and



  B.may not be amended to increase the compensation paid to Prudential thereunder without prior approval by a majority vote of persons having voting rights in respect of VCA-2 (as defined by the 1940 Act), and by the affirmative vote of the Committee cast and constituted as described in (a). above; and


  C.will continue in effect from year to year unless it is terminated, without payment of any penalty, on sixty days' written notice to Prudential, either by the Committee or by a majority vote of persons having voting rights in respect of VCA-2 (as defined by the 1940 Act), or unless it is terminated by Prudential on ninety days' written notice to the Committee. It will also terminate automatically in the event of its assignment. Termination of the Agreement does not terminate Prudential's obligations to the Contract-holders or the Participants under the Contracts.

The Service Agreement between Prudential and PIC:

  A.will continue in effect as to VCA-2 for a period of more than two years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Agreement for Investment Management Services between Prudential and VCA-2.


  B.may be terminated by either party upon not less than thirty days' prior written notice to the other party, will terminate automatically in the event of its assignment and will terminate automatically as to VCA-2 in the event of the assignment or termination of the Agreement for Investment Management Services between Prudential and VCA-2.


  C.does not relieve Prudential of its responsibility for all investment advisory services under the Agreement for Investment Management Services between Prudential and VCA-2.

  D.provides for Prudential to reimburse PIC for its costs and expenses incurred in furnishing investment advisory services.


An affiliated broker may be employed to execute brokerage transactions on behalf of VCA-2 as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. For a more complete description see the section "Portfolio brokerage and related practices" in the Statement of Additional Information.


                                    CHARGES

The purchase payments payable on behalf of a Participant will generally be set forth in a salary-annuity agreement with his employer. Since the charges discussed below may be a significant percentage of the purchase payments, a person who is not reasonably certain of both his intention and ability to continue as a Participant would be well-advised to refrain from participation under the Contract.

Prudential and PIMS will be compensated for sales and administrative services in the following manner:


First, ninety-seven and one-half percent (97.5%) of each purchase payment under a Contract made on the Participant's behalf will be credited to his individual accumulation account in the form of Accumulation Units. The remaining two and one-half percent (2.5%), will be retained and used primarily for sales and other marketing expenses. These maximum sales charges may be changed by Prudential on 90 days' notice (see Section D on page 22).


Second, an annual administration charge will be deducted from each Participant's individual accumulation account for recordkeeping and other administrative expenses. Any such charge will be made on the last business day of the accounting year if the Participant's account is still open. If the account is cancelled before the end of the accounting year, any such charge will be made on the date of cancellation. After such cancellation, a Participant may participate again only as a new Participant and will be subject to a new annual administration charge. The annual administration charge will be pro rated for new Participants for the first year of their participation, based on the number of full months in the accounting year remaining after the first contribution is received. If the Participant's account is cancelled prior to the end of that accounting year, however, this initial charge will not be pro rated.


The annual administration charge will not be greater than $30 annually, to be divided between the Contract and a fixed-dollar annuity contract (if the Participant is enrolled under such a contract) as determined by Pru-dential. This maximum charge may be changed by Prudential on 90 days' notice (see Section D on page 22).


The sales and annual administration charges described above may be reduced or eliminated in connection with a particular Contract or Program, but only to the extent that Prudential and PIMS estimate that they will incur lower sales or administrative expenses or perform fewer sales or administrative services due to economies arising from (1) the utilization of mass enrollment procedures or (2) the performance of recordkeeping or sales functions by the Contract-holder or an employee organization which Prudential and PIMS would otherwise be required to perform or (3) an accumulated surplus of charges over expenses under the Contract. The exact amount of the sales and annual administration charges applicable to any Contract will be stated in the Contract.


Third, a daily deduction will be made from the value of a Participant's account in an amount equal to a stated percentage of the current value of the account. This is done in connection with the daily determination of the Accumulation Unit Value (see page 12). A corresponding charge is made in computing monthly annuity payments (see pages 18 through 19). This deduction (which will be in addition to the investment management fee described below) will be equal to a percentage, computed at an effective annual rate of 0.375% ( 3/8 of 1%), of the current value of the Participant's account. Of this charge, 0.125% ( 1/8 of 1%) is for assuming the mortality risks and 0.250% ( 1/4 of 1%) for assuming the expense risks described below. This deduction may be changed by Prudential on 90 days' notice except as described in Section D on page 22.


Prudential is compensated for investment management services through deductions from the value of the units of a Participant's accumulation account and from the value of the Annuity Units payable monthly to an annuitant. Deductions are computed daily at an effective annual rate of 0.125% ( 1/8 of 1%) of the current value of an accumulation account and an equivalent charge is made monthly in determining the amount of annuity payments.


Although variable annuity payments will vary in accordance with the investment performance of VCA-2, they will not be affected by adverse mortality experience or by an increase in Prudential's expenses (to an amount in excess of the expense deductions provided for in the Contract). Prudential assumes the risk
(i) that annuitants as a class may live longer than had been estimated, so that payments will continue for longer than had been anticipated, and (ii) that deductions for sales and administrative expenses may be insufficient to cover the actual costs of these items. In either case, the loss would fall on Prudential. On the other hand, the deductions that will be made for sales, investment management and administrative expenses and for assuming mortality and expense risks may exceed the cost that Prudential will ultimately incur over the life of the Contract. As the actual experience under these Contracts is realized, the amount of any excess will become known, and if it is greater than the amount which must prudently be retained to fulfill Prudential's contractual obligations, the balance becomes part of the divisible surplus of Prudential (see "Participation in Divisible Surplus," page 22).


                           THE GROUP VARIABLE ANNUITY
                                   CONTRACTS

Prudential will issue a Contract to the Contract-holder, which will ordinarily be the employer of the Participants but may also be an association or trustee of a trust representing them or their employers. Prudential will also issue a certificate to the Contract-holder for delivery to each annuitant under the Contract on the date his first annuity payment is made. The certificate will describe the variable annuity benefits to which the annuitant is entitled under the Contract. If any applicable law so requires, Prudential will issue a similar certificate to the Contract-holder for delivery to each Participant for whom an annuity has not yet been effected.

A. THE ACCUMULATION PERIOD

  1. Crediting Accumulation Units; Deduction for Sales and Administrative
     Expenses

When a person first becomes a Participant under the Contract, he must designate, if there is a companion fixed-dollar annuity contract, what portion of the purchase payments on his behalf is to be invested under the Variable Contract and what portion is to be invested in the companion fixed-dollar annuity contract. This designation may be changed from time to time.


During the accumulation period--the period before the commencement of annuity payments--ninety-seven and one-half percent (97.5%) (see "Charges," page 10) of each purchase payment allocated to the Variable Contract on behalf of the Participant will be credited to an individual accumulation account maintained for him in the form of Accumulation Units. The number of Accumulation Units credited is determined by dividing ninety-seven and one-half percent (97.5%) of the amount allocated, by the Accumulation Unit Value for the business day on which the purchase payment is received by Prudential. The term "business day" means a day on which the NYSE is open for trading.


The initial contribution made for a Participant will be invested in VCA-2 no later than two business days after it is received by Prudential and identified as being for investment in VCA-2, if it is preceded or accompanied by enrollment information in a form satisfactory to Prudential (i.e., good order). If the Contract-holder submits an initial contribution on behalf of one or more new Participants that is not preceded or accompanied by satisfactory enrollment information, then Prudential will allocate such contribution upon receipt to a money market option (which is available contractually to the Contract-holder), and also will send a notice to the Contract-holder that requests allocation information for each such Participant. If the Contract-holder purchases only contracts that are issued through VCA-2, or purchases such contracts together with either a group variable annuity contract issued through Prudential's MEDLEY Program or unaffiliated mutual funds, then contributions that are not preceded or accompanied by satisfactory enrollment information will be invested in The Prudential Variable Contract Account-11 ("VCA-11") within Prudential's MEDLEY Program. If the Contract-holder purchases contracts that are issued through VCA-2 as well as shares of a money market fund, then contributions that are not preceded or accompanied by satisfactory enrollment information will be invested in the money market fund. If the necessary enrollment information is not received in response to its initial notice to the Contract-holder, Prudential will deliver up to three additional notices to the Contract-holder at monthly intervals that request such allocation information. After 105 days have passed from the time that Units of VCA-11 (or, as the case may be, shares of the money market fund) were purchased on behalf of Participants who failed to provide the necessary enrollment information, Prudential will redeem the relevant VCA-11 Units (or shares of the money market fund) and pay the proceeds (including earnings thereon) to the Contract-holder. Any proceeds paid to the Contract-holder under this procedure may be considered a prohibited and taxable reversion to the Contract-holder under current provisions of the Internal Revenue Code. Similarly, returning proceeds may cause the Contract-holder to violate a requirement under the Employee Retirement Income Security Act of 1974, as amended, to hold all plan assets in trust. Both problems may be avoided if the Contract-holder arranges to have the proceeds paid into a qualified trust or annuity contract.


The number of Accumulation Units credited to a Participant will not be affected by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit will vary from business day to business day depending upon the investment experience of VCA-2. The number of Accumulation Units will be reduced, however, as the result of the annual administration charge, which will be made by cancelling that number of Accumulation Units which is equal to the amount of the charge (see "Charges," page 10) divided by the Accumulation Unit Value for the business day on which the charge is made. The annual administration charge is usually made on the last business day of each accounting year. However, in certain circumstances (described below), such charge will be made without reduction for the unexpired portion of the year, on the date a Participant's individual accumulation account is cancelled, either because a variable annuity is effected or otherwise.


  2. Valuation of a Participant's Individual
     Accumulation Account


The value of a Participant's individual accumulation account on any day prior to the commencement of annuity payments to him can be determined by multiplying the total number of Accumulation Units credited to his account by the Accumulation Unit Value for that day. Each Participant will be advised at least once during the second and each subsequent accounting year of the number of Accumulation Units credited to his account as of the end of the preceding accounting year and of the Accumulation Unit Value at that time (see "Periodic Reports," page 22).


  3. The Accumulation Unit Value

The Accumulation Unit Value will be determined each business day by multiplying the previous day's Accumulation Unit Value by the gross change factor for the current business day and reducing this amount by the daily equivalent of the investment management fees and mortality and expense risk charges. The gross change factor is determined by dividing the current day's net assets, ignoring changes resulting from new purchase payments and withdrawals, by the previous day's net assets.

  4. Discontinuance of Purchase Payments

Purchase payments on behalf of all Participants under any Contract may be discontinued upon notice by the Contract-holder to Prudential. In addition, any Participant may cause purchase payments on his behalf to be discontinued.

On 90 days' advance notice to the Contract-holder, Prudential may elect not to accept any new Participant, or not to accept further contributions for existing Participants under certain Contracts.


A Participant on whose behalf purchase payments have been discontinued may either leave his individual accumulation account in force or exercise any of the applicable options outlined below under the headings "Withdrawal (Redemption) of Purchase Payments Prior to Death," below and "Transfer Payments," page 13.

  5. Continuance Under Group Contract After Being Employed by New Employer

A Participant who becomes employed by a new employer which is eligible to provide for tax-deferred annuities may enter into an agreement with such new employer under which purchase payments can be continued under the Contract by the new employer on behalf of the Participant.

  6. Withdrawal (Redemption) of Purchase Payments Prior to Death


The Internal Revenue Code imposes restrictions on withdrawals from the Contract. Pursuant to Section 403(b)(11), amounts in the Participant's accumulation account attributable to salary reduction contributions (including the earnings thereon) that are made under the Contract after December 31, 1988 can only be withdrawn when the Participant attains age 59 1/2, separates from service with his employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Internal Revenue Code). However, the Internal Revenue Code permits the withdrawal at any time of amounts attributable to salary reduction contributions (excluding the earnings thereon) that are made after December 31, 1988, in the case of a hardship. If the plan adopted by an employer under which a Participant is covered contains a financial hardship provision, cash withdrawals from the Contract can be made in the event of hardship.


Subject to any restrictions upon withdrawals contained in the plan adopted by an employer under which a Participant is covered, a Participant can withdraw at any time any amount up to the dollar value of his accumulation account as of December 31, 1988. Post December 31, 1988 earnings on accumulations attributable to salary reduction contributions are, however, subject to the Section 403(b)(11) withdrawal restrictions discussed above.


Subject to any conditions or limitations regarding transfers contained in the plan adopted by an employer under which a Participant is covered, a Participant can continue to make transfers of all or part of his accumulation account among the available investment options offered by Prudential and can transfer directly all or part of his interest in his accumulation account to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7). (See "Transfer Payments," page 16).


Furthermore, unless a plan adopted by an employer provides otherwise, the Contract will provide that upon written request by any Participant, a single sum cash payment will be made to him in any amount requested which is equal to or less than the dollar value of his individual accumulation account attributable to employer contributions or after tax Participant Contributions, if any, as of the day Prudential receives notice of his request.


Withdrawal requests must be made in the form approved by Prudential including by telephone or other electronic means if the Program permits). If a Participant's account is cancelled, the amount of this payment will be computed after deducting the full annual administration charge that would otherwise be deducted at the end of the accounting year. Such payment will be made within seven days after written notice of the Participant's request has been received, except as deferment of such payment may be permitted under the provisions of the 1940 Act as may be in effect from time to time. Currently, deferment is permissible only when the NYSE is closed or trading thereon is restricted, when an emergency exists as a result of which disposal of the securities held in VCA-2 is not reasonably practicable or it is not reasonably practicable for the value of its assets to be fairly determined, or when the Commission has provided for such deferment for the protection of Participants. As of the day Prudential receives notice of the Participant's request, his account will be reduced by the number of Accumulation Units obtained by dividing the payment due by the Accumulation Unit Value for that day. The appropriate address to which a written withdrawal request should be sent is set out in the Summary of this Prospectus. Under certain Contracts, an entity other than Prudential keeps certain records, and Participants under those Contracts must contact the record-keeper with regard to withdrawals. See "Modified Procedures," page 17.



A Participant would be well-advised to obtain information about the federal income tax consequences of any withdrawal and to check with a tax adviser regarding the current state of the law before making a withdrawal. Generally, a Participant who exercises his withdrawal rights will be taxed at ordinary income rates on the amount withdrawn. In addition, withdrawals prior to age 59 1/2 will generally be subject to a 10% premature distribution penalty tax. Certain exceptions apply, however, and it is suggested that Participants consult a tax adviser for additional information about this penalty tax before a withdrawal is made. (See "Federal Tax Status," pages 22 and 23). Prudential may process a withdrawal from a Participant's individual accumulation account if Prudential determines that the Participant's contributions exceed the amount permitted by the Internal Revenue Code.


An employer may adopt a plan that limits the right of Participants to obtain cash withdrawals upon request. Participants should ascertain whether their employer has adopted such a plan and, if so, whether it includes withdrawal limitations and what they are. Contracts issued to employers who have adopted such plans will provide that requests for cash withdrawals for the ben-efit of the Participants may be made by the Contract-holder, with the concurrence of the Participant, and that payment of the amount requested, less any applicable annual administration charge, will be made within seven days after Prudential has received notice of the request.


Under certain types of Section 403(b) annuities, the Employee Retirement Income Security Act of 1974, as amended ("ERISA") requires that in the case of a married Participant, a withdrawal request include the consent of the Participant's spouse. This consent must contain the signatures of the Participant and spouse and must be notarized or witnessed by an authorized Plan representative.


  7. Systematic Withdrawal Plan

Subject to any restrictions upon withdrawals contained in the plan adopted by an employer under which a Participant is covered, and subject to the restrictions and limitations set forth below, a Participant may arrange for systematic withdrawals to be made from his accumulation account. A Participant may arrange for systematic withdrawals only if, at the time he elects to have such an arrangement, the balance in his accumulation account is at least $5,000. A Participant who has not reached age 59 1/2, however, may not elect a systematic withdrawal arrangement unless he has first separated from service with his employer. In addition, the $5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying minimum distribution rules.


Generally, amounts withdrawn will be taxable at ordinary income tax rates. In addition, withdrawals by Participants who have not reached age 59 1/2 will generally be subject to a 10% premature distribution penalty tax. Withdrawals made after the later of (i) a Participant's attaining age 70 1/2 and (ii) a Participant's retirement, and certain withdrawals by beneficiaries must satisfy certain minimum distribution rules. (See "Federal Tax Status," pages 22-23, and "Death Benefits Before an Annuity is Effected," page 15.)



Systematic withdrawals may be arranged pursuant to an election on a form approved by Prudential. Under certain types of Section 403(b) annuities, an election to arrange for systematic withdrawals by a married Participant must be consented to in writing by the Participant's spouse, with signatures notarized or witnessed by an authorized Plan representative. The election must specify that the systematic withdrawals shall be made on a monthly, quarterly, semi-annual, or annual basis.


All systematic withdrawals will be effected as of the day of the month specified by the Contract-holder, or, if such day is not a business day, then on the next succeeding business day. Systematic withdrawals will continue until the Participant either has withdrawn all of the balance in his accumulation account or has instructed Prudential in writing to terminate his systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal--which will vary, reflecting investment experience during the withdrawal period--will be equal to the sum of the balance then in the Participant's accumulation amount divided by the number of systematic withdrawals remaining to be made during the withdrawal period.

A Participant may change the frequency, amount or duration of his systematic withdrawals by submitting a form to Prudential that Prudential will provide to him upon request. A Participant may make such a change only once during each calendar year.

A Participant may at any time instruct Prudential to terminate the Participant's systematic withdrawal arrangement, and no systematic withdrawals will be made for him after Prudential has received his instruction. A Participant who chooses to stop making systematic withdrawals may not make them again until the next calendar year and may be subject to federal tax consequences.


An arrangement to make systematic withdrawals will not affect any of the Participant's other rights under the Contracts, including the right to make withdrawals (redemptions) as described on pages 13 and 14 of this Prospectus, the right to make transfers as described on pages 16 and 17, and the right to effect an annuity as described on page 19.



Participants who have elected a systematic withdrawal may also continue to make additional purchase payments. Purchase payments are generally reduced for sales charges. See "Charges," page 10. Participants should carefully review the election of this option if they intend to continue making purchase payments and consider the effect of sales charge expenses while making payments and withdrawals at the same time. Different procedures may apply for Contracts under which an entity other than Prudential provides record-keeping services. See "Modified Procedures," page 17.


  8. Texas Optional Retirement Program

Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program ("Texas Program") in order to comply with the provisions of Texas law relating to the Texas Program.

Under the terms of the Texas Program, Texas will contribute an amount somewhat larger than a Participant's contribution. Texas' contributions, less the sales charge described on page 10, will be credited to the Participant's individual accumulation account. Until the Participant begins his second year of participation in the Texas Program, Prudential will have the right to withdraw the value of the Accumulation Units purchased for his account with Texas' contributions. If the Participant does not commence his second year of the Texas Program participation, the value of those Units will be withdrawn and Texas' contributions returned to the State.



Withdrawal rights of Contracts issued under the Texas Program are available only in the event of a Participant's death, retirement or termination of employment in all institutions of higher education. Participants will not, therefore, be entitled to exercise the right of withdrawal in order to receive in cash the values credited to them under the Contract unless one of the foregoing conditions has been satisfied. The value of a Participant's interests under the Contract may, however, be transferred to another Prudential contract or contracts of other carriers approved under the Texas Program during the period of the Participant's Texas Program participation. For certain Contracts, a death benefit claim should be sent to a designated record-keeper rather than to Prudential. See "Modified Procedures," page 17.


  9. Death Benefits Before an Annuity is Effected

When a Participant dies, subject to receipt by Prudential of due proof of death and to the submission of a claim for benefits on a form approved by Prudential, his individual accumulation account balance (after deduction of the full annual administration charge) will be used to provide a death benefit for his beneficiary. The appropriate address to which a death benefit claim should be sent is set out in the Summary section of this Prospectus.

Unless the Participant has directed otherwise, any beneficiary may elect to apply the Participant's accumulation account balance (after deduction of the full annual administration charge):

  A.to receive a single sum cash payment of the dollar value of the Participant's account as of the date such election is made and such proof of death is received by Prudential. If a single sum payment is elected within one year after the Participant's death, an additional payment will be made, if necessary, so that the total paid is equal to the purchase payments paid in, minus any withdrawals or transfers paid out;

  B.to have a variable annuity effected for himself on a specified date on the basis of the Participant's account, using the same annuity purchase rate basis that would have applied if the account had been used to effect a variable annuity for the Participant;

  C.to receive regular payments in accordance with the systematic withdrawal plan; or

  D.a combination of all or any two of (a), (b) and (c).

The beneficiary must make his election in writing before the first anniversary of the Participant's death or at any time before the expiration of two months after Prudential receives due proof of such death, whichever is later. With respect to benefits accruing after December 31, 1986, IRS Regulations under
Section 401(a)(9) of the Internal Revenue Code provide that a designated beneficiary must begin to receive payments no later than the earlier of (1) December 31 of the calendar year which contains the fifth anniversary of the Participant's date of death or (2) December 31 of the calendar year in which annuity payments would be required to begin to satisfy the minimum distribution requirements described below. As of such date the election must be irrevocable and must apply to all subsequent years.

However, if the election includes systematic withdrawals, the beneficiary will have the right to terminate them and receive the remaining balance in cash (or effect an annuity with it), or to change their frequency, size or duration, subject to the limitations described below.


Under certain types of Section 403(b) annuities, ERISA requires that, in the case of a married Participant, a death benefit be payable to the Participant's spouse in the form of a "qualified pre-retirement survivor annuity." A "qualified pre-retirement survivor annuity" is an annuity for the lifetime of the Participant's spouse in an amount which can be purchased with no less than 50% of the balance in the Participant's account as of his date of death. Under ERISA, the spouse of a Participant in a Section 403(b) annuity which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage and contain the signatures of the Participant and spouse and must be notarized or witnessed by an authorized Plan representative. Unless the spouse of a Participant in a Plan which is subject to these requirements properly waives the benefit, 50% of the Participant's account balance will be paid to such spouse even if the designated beneficiary is someone other than the spouse. Under these circumstances, the remaining 50% of the Participant's account balance would be paid to the designated beneficiary.



With respect to benefits accrued before January 1, 1987, a beneficiary who elects to have an annuity purchased for himself may choose from among the forms of annuity described on page 19. The beneficiary may elect to have an annuity effected immediately or at a future date (but not later than his 70th birthday, or, if later, two months after the date of his election to have an annuity effected).


Benefits accruing after December 31, 1986 under a Section 403(b) annuity contract are subject to required minimum distribution rules which specify the time when payment of benefits must begin and the minimum amount which must be paid annually. Generally, when a Participant dies before payment of benefits has begun, the death benefit must be paid out entirely by December 31 of the calendar year containing the fifth anniversary of the Participant's date of death. Alternatively, a designated beneficiary may elect an annuity from among Options 1, 2, or 4 described on page 19, with payments required to begin by December 31 of the calendar year immediately following the calendar year in which the Participant died or, if the Participant's spouse is the designated beneficiary, December 31 of the calendar year in which the Participant would have attained age 70 1/2, if later. Options 3 and 5 may not be chosen. In addition, the duration of any period certain annuities may not exceed the beneficiary's life expectancy as determined under IRS Tables. If the amount distributed to a beneficiary for a calendar year is less than the minimum required amount, a federal excise tax is imposed equal to 50% of the amount of the underpayment.


The requirements described above concerning the effecting of annuities or annuity payments apply also to the commencement of a systematic withdrawal plan and to withdrawals under it.


If the beneficiary elects to receive a single sum cash payment, such payment will be made within seven days after the date of his election and receipt of due proof of death, except in certain emergency situations when payment may be deferred (see "Withdrawal (Redemption) of Purchase Payments Prior to Death," page 13). A beneficiary who elects to have a variable annuity effected for himself will have the right to cancel such election by so notifying Prudential in writing at least 15 days prior to the date on which such annuity would otherwise be effected, and, within seven days after receipt of such notice, a single sum cash payment will be made to the beneficiary in the amount of the dollar value of the Participant's account (after deducting the full annual administration charge) as of the date the notice is received.


  10. Transfer Payments


  A.Unless restricted by the retirement arrangement under which a Participant is covered, upon the written request or properly authorized telephone or internet transfer request of a Participant who is also covered by a group fixed-dollar annuity contract, all or a portion of the Participant's accumulation account will be transferred from the Variable Contract to the fixed-dollar contract. As of the date Prudential receives such a request, the portion of the Participant's accumulation account specified in his request will be cancelled and, within seven days after such date, a transfer payment of the dollar value of such amount will be made. There is no minimum transfer amount. Prudential reserves the right to limit the frequency of such transfer payments to the fixed-dollar contract. Different procedures may apply for Contracts under which an entity other than Prudential provides record-keeping services. See "Modified Procedures," page 17.


  B.Transfer payments may be made to a Participant's individual accumulation account under the Variable Contract from either the group fixed-dollar annuity contract, if any, or from a similar group annuity contract issued by Prudential to another employer. All such transfer payments will be treated as purchase payments made to VCA-2 on the business day on which the transfer payment is made, except that no transfer payment will count as a purchase for purposes of calculating sales charges. Prudential reserves the right to limit the frequency of such transfer payments.

    If a Participant who is also covered by a group fixed-dollar annuity contract transfers an amount to the Participant's accumulation account, the applicable contracts or the terms of the Participant's retirement arrangement may provide that amounts transferred may not for 90 days thereafter be transferred into an investment option deemed to be "competing" with the fixed-dollar contract with respect to investment characteristics.

  C.If a Participant ceases to be employed by a Contract-holder and becomes an employee of another employer whose employees are covered under a similar group annuity contract issued by Prudential, the Participant may request on a form approved by Prudential that Prudential make a transfer payment from his individual accumulation account to such similar contract, in an amount equal to the dollar value of the Participant's account as of the date Prudential receives his request. The transfer payment described in this paragraph will be made without charge within seven days after Prudential receives the Participant's transfer request, and the Participant's account will be cancelled accordingly. If such a transfer is made, the provisions of the substituted contract will be applicable to him.


  D.The Contract provides that upon discontinuance of purchase payments for all Participants thereunder (see "Discontinuance of Purchase Payments," page 12) the Contract-holder may on a form approved by Prudential request Prudential to make transfer payments from VCA-2 to a designated alternate funding agency. Each Participant and each beneficiary of a deceased Participant for whom an individual accumulation account remains in force under the Contract will be notified promptly that such a request has been received. Each recipient of such a notice may within thirty days of such receipt elect in writing on a form approved by Prudential to have his account transferred to the alternate funding agency. If he does not so elect, his account will continue in force under the Contract. The accumulation account of any Participant or beneficiary who does so elect will be cancelled as of a "transfer date," which is the business day specified in the Contract-holder's request or 90 days after Prudential receives the request, whichever is later. A single liquidation account for the Contract will be established equal to the sum of the individual accumulation accounts so cancelled (after deducting the full annual administration charge from each such account). Beginning on the transfer date and each month thereafter until the liquidation account is exhausted, an allocation will be made from the liquidation account of not less than the number of Accumulation Units equal in value to two million dollars or 3% of the number of Accumulation Units in such account on the transfer date, whichever is greater (or the total amount of Accumulation Units in the liquidation account, if less). Upon each such allocation, the number of allocated Accumulation Units will be cancelled and a transfer payment will be made which is equal to 100% of the product of (i) the number of Accumulation Units so allocated, and (ii) the Accumulation Unit Value for the date of allocation. Each transfer payment will be made to the designated alternate funding agency within seven days of the date of allocation.

Under certain types of Section 403(b) annuities, the Retirement Equity Act of 1984 provides that, in the case of a married Participant, a request for transfer payments (other than to the group fixed dollar annuity contract) must include the consent and signatures of the Participant and spouse and must be notarized or witnessed by an authorized Plan representative.


  11. Requests by Telephone or Other Electronic Means



Certain Programs may allow Participants to effect transfers and other Account transactions by telephone, telecopy, or other electronic means, such as the Internet. If the Program offers telephone or other electronic privileges, each Program Participant will automatically receive such privileges unless he or she declines those privileges on a form that will be approved and communicated to by the Contract-holder or Prudential. For the Participant's protection and to prevent unauthorized exchanges, telephone calls or other communications will be recorded and the Participant will be asked to provide his or her personal identification number or other identifying information. A confirmation of a transfer normally will be sent to the Participant. Neither the Account nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. Electronic privileges are available only if the Contract-holder has so elected and only in states where these privileges may legally be offered. The safeguards discussed above that are employed by the Account are designed to minimize unauthorized exercise of these privileges. During times of extraordinary economic or market changes, electronic instructions may be difficult to implement.


  12. Modified Procedures

Under certain Contracts, the Contract-holder or a third party acting on their behalf provides record-keeping services that would otherwise be performed by Prudential. Such Contracts may require procedures somewhat different than those set forth in this Prospectus. For example, such Contracts may require that contribution allocation requests, withdrawal requests, and/or transfer requests be directed to the Contract's record-keeper rather than Prudential. The record-keeper is the Contract-holder's agent, not Prudential's agent. Accordingly, transactions will be processed and priced as of the end of the valuation period in which Prudential receives appropriate instructions and/or funds from the record-keeper. Any such different procedures will be set forth in the Contract.

  13. Exchange Offer with the PMF Funds


Prudential may offer certain open-end management investment companies--generally referred to as mutual funds--as an alternative investment vehicle for existing VCA-2 Contract-holders. These funds are managed by Prudential Investment's Fund Management, LLC, an indirect wholly-owned subsidiary of Prudential (collectively, the "PMF Funds"). If the Contract-holder elects to make one or more of the PMF Funds available to its Participants, Participants will be given the opportunity to direct new contributions to those PMF Funds.


Prudential may permit Participants to exchange any or all amounts in their current individual accumulation accounts for shares of the PMF Funds without the imposition of any sales load or other fee (a "VCA-2-to-PMF Exchange"). In addition, Prudential may permit Participants to exchange any or all amounts in their PMF Funds to VCA-2 (a "PMF-to-VCA-2 Exchange") without the imposition of any sales load or other fee.

Prudential will determine the time periods for which any exchange offer will be available and the other terms of the offer. Prudential may, for example, establish fixed periods of time for exchanges under a particular Contract (an "open window"). This exchange offer is subject to termination and its terms are subject to change.

If a Participant exchanges all of the amount in his VCA-2 individual accumulation account for shares of PMF Funds, the annual administrative charge, which is assessed at the end of each administration year, may be deducted from the Participant's PMF Fund account(s).


Before deciding whether to exchange any or all of their existing VCA-2 Accumulation Units for shares of any PMF Fund, Participants should carefully read the relevant PMF Fund prospectus. Participants should understand that the PMF Funds are registered management investment companies (i.e., mutual funds) offered directly to qualified plans, certain institutional investors and others. They are not funding vehicles for variable annuity contracts. Thus, Participants investing in the PMF Funds will not have the features of an annuity contract or certain annuity-related provisions, as they do under the VCA-2 Program.


In Prudential's opinion, there should be no adverse tax consequences if a Participant in a qualified retirement arrangement elects to exchange amounts in the Participant's current VCA-2 individual accumulation account(s) for shares of PMF Funds or vice versa.


VCA-2-to-PMF Exchanges will be effected from a 403(b) annuity contract to a
Section 403(b)(7) custodial account (Tax Deferred Annuity funds under the PMF Funds) so that such transactions will not constitute taxable distributions. Conversely, PMF-to-VCA-2 Exchanges will be effected from a 403(b)(7) custodial account to a 403(b) annuity contract so that such transactions will not constitute taxable distributions. However, Participants should be aware that the Internal Revenue Code may impose more restrictive rules on early withdrawals from Section 403(b)(7) custodial accounts under the PMF Funds than under the VCA-2 Program.



Prudential also may make available to VCA-2 Contract-holders certain mutual funds that are not affiliated with Prudential. If such mutual funds are made available, Prudential may permit Participants to exchange any or all amounts in their current individual accumulation accounts for shares of such unaffiliated mutual funds (and also may permit exchanges from those mutual funds into VCA-2). Any such exchanges would be effected without the imposition of any sales load or other fee, and may be conducted in accordance with such other terms and conditions as Prudential may determine. The tax consequences associated with these exchanges involving unaffiliated mutual funds are comparable to those discussed above in connection with exchanges involving the PMF Funds. With respect to unaffiliated funds exchanges, VCA-2-to-PMF Exchanges, and PMF-to-VCA-2 Exchanges, Contract-holders and Participants are encouraged to consult a qualified tax adviser for complete tax information and advice.



 13. Exchange into Discovery SelectSM Group Retirement Annuity



     Certain Participants may be offered an opportunity to exchange their interests in VCA-2 for interest in Discovery SelectSM Group Retirement Annuity, which offers twenty-two variable investment options, each of which is called a subaccount and which is invested in one of twenty-two mutual funds. The mutual funds available for investment through the Discovery SelectSM Group Retirement Annuity are described in that annuity's prospectus and include both Prudential and non-Prudential funds.



     No charge will be assessed on an exchange from VCA-2, however, the Participant will become subject to the charges applicable under the Discovery SelectSM Group Retirement Annuity. Any years of participation credited to those Participants under a VCA-2 contract will be counted as years of Discovery SelectSM Group Retirement Annuity participation for purposes of calculating the accumulation period.



     A copy of the Discovery SelectSM Group Retirement Annuity prospectus and statement of additional information may be obtained at no cost by calling 1-800-458-6333.


B. THE ANNUITY PERIOD

  1. Variable Annuity Payments


Variable annuity payments are determined on the basis of (i) the value of the Participant's accumulation account on the date it is applied to effect an annuity, reflecting the investment performance of VCA-2 to that date, (ii) any taxes on annuity considerations applicable when the annuity is effected, (iii) a schedule of annuity rates specified in the Contract (see "Schedule of Variable Annuity Purchase Rates," page 21), and (iv) the investment performance of VCA-2 after the annuity has been effected. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in Prudential's expenses in excess of the expense deductions provided for in the Contract. The annuitant will receive the value of a fixed number of Annuity Units each month. Changes in the value of such Units, and thus the amounts of the monthly annuity payments, will reflect investment gains and losses and investment income occurring after the date on which annuity payments commence.

  2. Electing the Annuity Date and the Form of Annuity


Subject to the withdrawal restrictions discussed above (See "Withdrawal (Redemption) of Purchase Payments Prior to Death," page 13), a Participant may at any time elect to have a variable annuity effected for him under the Contract. A beneficiary may make a similar election (see "Death Benefits Before an Annuity is Effected," page 15). It may also be possible to effect a fixed-dollar annuity if there is a companion fixed-dollar contract to which a transfer payment may be made (see "Transfer Payments," page 16).


In electing to have a variable annuity effected, the Participant may select from the available forms of annuity described below. With respect to benefits accruing after December 31, 1986, the duration of any period certain payments may not exceed the life expectancy of the Participant or, if there is a designated beneficiary, the joint life and last survivor expectancy of the Participant and his designated beneficiary as determined under IRS Tables. In addition, IRS Proposed Regulations under Section 401(a)(9) of the Internal Revenue Code specify the maximum permissible duration of any period certain payments and the maximum survivor benefit payable under a joint and survivor annuity (expressed as a percentage of the benefit originally payable). The annuity is effected on the first day of the second month following receipt by Prudential of written notice that the Participant or beneficiary has elected to have an annuity effected or on the first day of any subsequent month designated by the Participant or beneficiary. Any such notice must be on a form approved by Prudential and should include all the information Prudential requires to effect the annuity. The first monthly annuity payment will be made to an annuitant on the date an annuity is effected for him.


Under certain types of Section 403(b) annuities, ERISA provides that, in the case of a married Participant, the election of a payout which is not a qualified joint and survivor annuity must include the consent and signatures of the Participant and spouse and must be notarized or witnessed by an authorized Plan representative. A "qualified joint and survivor annuity" is an annuity for the Participant's lifetime with at least 50% of the amount payable to the Participant during his lifetime payable to his spouse, if living at the Participant's death.


If the dollar amount of the first monthly payment of an annuity effected under the Contract would be less than the minimum amount specified in the Contract, Prudential at its option may, in lieu of making any annuity payment whatsoever, consider that the person who would receive the annuity had requested a withdrawal of the individual accumulation account that would otherwise have been applied to effect the annuity, as of the date the annuity was to begin.

Once annuity payments have commenced to an annuitant under Options 1, 2, 3 or 5 described below, the annuitant cannot surrender his annuity benefit and receive a single sum payment in lieu thereof. An annuitant under Option 4 may, by written request, surrender his annuity benefit and receive the commuted value of the unpaid payments-certain. Under Options 2, 4 or 5, the annuitant's beneficiary may, by a written request made after the death of the annuitant, surrender his annuity benefit and receive the commuted value of the unpaid payments-certain due him. The annuitant's beneficiary may also receive a lump sum payment under certain circumstances as described below.

  3. Deductions for Taxes on Annuity Considerations

Some states impose a premium tax with respect to annuity contracts. The tax rates in those jurisdictions that impose a tax generally range from 0.5% to 5%. When an annuity is effected, any applicable taxes on annuity considerations will be deducted from the amount applied.

  4. Available Forms of Variable Annuity

Option 1--variable life annuity. This is an immediate annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding his death. This option offers a higher level of monthly payments than Option 2, Option 3 or Option 5 because no further payments are payable after the death of the annuitant. It would be possible under this option for the annuitant to receive only one annuity payment if he died (in an automobile accident, for example) within the first month after the annuity was effected. Therefore, a life annuity under this option is generally appropriate only for someone who has no dependents and wants higher income during his lifetime.

Option 2--variable life annuity with 120 or 180 payments certain. This is an immediate annuity payable monthly during the lifetime of the annuitant with the guarantee that if, at the death of the annuitant, payments have been made for less than the period-certain (which may be 120 or 180 months, as selected by the annuitant), they will be continued during the remainder of the selected period to his beneficiary.

Option 3--variable joint and survivor annuity. This is an immediate annuity payable monthly during the lifetime of the annuitant with payments continued after his death to his contingent annuitant, if surviving, for the latter's lifetime. The payments continued to the contingent annuitant may be based on 100% of the Annuity

Units originally payable each month, or a lower percentage such as 50%, if the annuitant so elects.

Option 4--variable annuity-certain. This is an immediate annuity payable monthly for a period-certain of 120 months. If the annuitant dies during the period-certain, payments will be continued to his beneficiary, but no further payments are payable after the end of the period-certain. Since Prudential assumes no mortality risks under Option 4, it makes no mortality risk charges in determining annuity purchase rates for this option.

Option 5--variable joint and survivor annuity with 120 payments certain. This is an immediate annuity payable monthly during the lifetime of the annuitant with payments continued after his death to his contingent annuitant, if surviving, for the latter's lifetime. The payments to the contingent annuitant prior to the expiration of the period-certain will be based on 100% of the Annuity Units originally payable each month. Thereafter, they will be based on the same percentage or a lower percentage such as 50%, if the annuitant so elects. If both the annuitant and the contingent annuitant die before 120 payments have been made, payments will be continued during the remainder of the 120-month period to the properly designated beneficiary.

If the dollar amount of the first monthly payment to a beneficiary is less than the minimum amount specified in the Contract or if in Options 2, 4 and 5, the beneficiary is other than a natural person receiving payments in his own right or is an estate, Prudential may elect to pay the commuted value of the unpaid payments-certain in one sum.

  5. The Annuity Unit


On the date a variable annuity is effected for any Participant or his beneficiary, his accumulation account is cancelled and the full annual administration charge withdrawn. The aggregate value of the remaining Accumulation Units in the Participant's accumulation account is determined. This value, less any applicable taxes on annuity considerations, is then applied to provide an annuity under which each payment will be the value of a specified number of Annuity Units. The Annuity Unit Value is discussed in the following section. The determination of each payment is discussed under "Schedule of Variable Annuity Purchase Rates," page 21.


  6. The Annuity Unit Value

The Annuity Unit Value for the month of June, 1968 was approximately $1.0102. The Annuity Unit Value for any subsequent month is determined as of the end of the month by multiplying the Annuity Unit Change Factor for the month (see below) by the Annuity Unit Value for the preceding month. The Annuity Unit Value applicable to annuity payments due during any month is the Annuity Unit Value for the second preceding month. The Annuity Unit Value differs from and is necessarily smaller than the Accumulation Unit Value since the Annuity Unit Value must be reduced by the Assumed Investment Result as discussed in the following sections.

  7. The Annuity Unit Change Factor for Any Month


The Annuity Unit Change Factor for any month is obtained by (a) adding to 1.00 the rates of investment income earned, if any, after applicable taxes (currently none--see "Federal Tax Status," pages 22 and 23), and of asset value changes in VCA-2 during the period from the end of the preceding month to the end of the current month, (b) deducting from such sum the rate of investment management fee for the number of days in the current month, computed at an effective annual rate of 0.125% ( 1/8 of 1%), and (c) dividing such difference by the sum of 1.00 and the rate of interest for one-twelfth of a year, computed at the effective annual rate specified in the Contract as the Assumed Investment Result (see below). The result of this division is the Annuity Unit Change Factor for the month. (Items (a) and (b) for a given month are equivalent to items (a) and (b) used during such month to derive Accumulation Unit Change Factors. See pages 11 and 12).


  8. Assumed Investment Result

In order to convert the value of an accumulation account into an annuity and to determine the initial payment, it is necessary to use an appropriate annuity purchase rate (as discussed below) which is based on, among other things, an interest rate. The greater the assumed interest rate, the greater the initial annuity payment provided by a given amount applied, since the annuity payments are supported by the amount applied and the investment result on that amount.

Where the annuity is a variable annuity, the payments remain level only if the actual investment results each month thereafter are at the assumed rate. If, for any month, the actual rate is greater, the payments increase. If the actual rate is less, the payments decrease. For the variable annuities under the Contract, the selection of the Assumed Investment Result is not made by Prudential but by the Contract-holder who may choose, for example, 4 1/2% as the annual rate. Rates of 3 1/2%, 4%, 5% and 5 1/2% may also be selected. Annuity purchase rates appropriate for the Assumed Investment Result selected by the Contract-holder will be inserted in the Contract.

The selection should reflect the Contract-holder's conservative estimate of the average investment result that may be obtained from a diversified portfolio of common stocks in a relatively stable economy. If a Contract-holder selects a high Assumed Investment Result, the dollar amount of the first variable annuity payment to each annuitant under that Contract will be greater than if the Contract-holder has selected a lower Assumed Investment Result. For example, for a given amount applied, a 4 1/2% assumption produces a first monthly payment (in dollars) higher by about 8 or 9% than a 3 1/2% assumption. The offset to this higher initial payment is that, in reflecting the investment results of VCA-2, the variable annuity payments resulting from the 3 1/2% assumption will increase at a faster rate or decrease at a slower rate than the variable annuity payments resulting from the 4% assumption. The lower Assumed Investment Result produces greater income later in life than does a higher assumption, and it may be that in later years a retired person will have the greatest need for more dollars of income.

As may be seen from the description of the Annuity Unit Change Factor in the preceding section, the change each month in the Annuity Unit Value depends on the extent to which the actual investment results of VCA-2, including investment income and market value changes, differ from the Assumed Investment Result selected by the Contract-holder. If the actual results are at a rate greater than the monthly equivalent of the assumed result, the Annuity Unit Value increases, thereby increasing the dollar amount of the monthly variable annuity payment. If the actual investment results are at a rate lower than the Assumed Investment Result, the Annuity Unit Value decreases, thereby decreasing the dollar amount of the monthly payment.

Once the Assumed Investment Result is fixed under a Contract, it applies to all annuitants covered by that Contract. However, the Contract may be amended with respect to all annuities effected after the amendment.
  9. Schedule of Variable Annuity Purchase Rates

The annuity rates contained in the schedules of the Contract show how much annuity is provided by the application of a given amount.

On July 6, 1983 the Supreme Court of the United States rendered a decision that prohibits employers from providing for periodic retirement payments that vary in amount depending upon the sex of the employee, to the extent that those payments are derived from contributions made on or after August 1, 1983. While the decision by its terms applies only to employers subject to the provisions of Title VII of the Civil Rights Act of 1964, namely those with 15 or more employees, it may be applicable to employers with fewer than 15 employees. To facilitate employer compliance with the decision, Prudential has amended its Group Tax-Deferred Variable Annuity Contracts issued through The Prudential Variable Contract Account-2. The amendment provides for annuity purchase rates that do not vary with the sex of the annuitant with respect to purchase payments made under the Contracts on and after August 1, 1983. Thus, as a result of this amendment, if a Participant's Annuity Units include Annuity Units derived from purchase payments made before August 1, 1983, those Annuity Units are applied to effect a variable annuity using schedules which take into account the date on which the annuity is effected, the form of annuity selected, and the date of birth and sex of the annuitant and of the contingent annuitant, if any. Any remaining Annuity Units are applied using schedules which take into account the form of annuity selected, the effective date and the relevant dates of birth, but not the sex of any person. If a Participant's Annuity Units are derived solely from purchase payments made either before August 1, 1983 or on and after August 1, 1983, only one schedule of annuity rates is used. The dollar amount of each monthly payment of the variable annuity will be equal to the number of Annuity Units in each portion of the variable annuity payment, multiplied by the Annuity Unit Value applicable to annuity payments due in the month.

Here are a few sample rates for an Assumed Investment Result of 4 1/2% from the schedules in use for variable annuities effected in 1997 under Contracts entered into on or after May 1, 1980. (More favorable results would be obtained for variable annuities effected in 1997 under Contracts entered into prior to May 1,
1980). They show the number of Annuity Units payable each month resulting from an accumulation, after reduction by the full annual administration charge and applicable taxes on considerations, equivalent in value to 10,000 Annuity Units, being applied to purchase the annuity.

                       POST--7/31/83         PRE--8/1/83
                       ANNUITY UNITS        ANNUITY UNITS
                      ----------------   -------------------
   TYPE OF ANNUITY    ANNUITANT AGE 65   MALE 65   FEMALE 65
Life Annuity with 120
  Payments Certain         56.40          62.90      54.16
Life Annuity with 180
  Payments Certain         54.07          58.64      52.32


The interest rate used in constructing the schedules of annuity rates equals the Assumed Investment Result less 0.375% ( 3/8 of 1%), which corresponds to the daily deductions from accumulation accounts, also at an effective annual rate of 0.375% ( 3/8 of 1%), for assuming mortality and expense risks. The mortality rates are based on the Prudential 1950 Group Annuity Valuation Table, with adjustments to allow for improvements in mortality. In the case of the schedules applicable to the variable annuity-certain option (the fourth option listed under "Available Forms of Variable Annuity," page 19), the interest rate used is equal to the Assumed Investment Result less 0.25% ( 1/4% of 1%), to reflect the absence of any charge for the mortality risk. The annuity purchase rates may be changed by Prudential, except as described in section D following. While the Contract, in keeping with the preceding discussion, expresses the schedule of annuity purchase rates in terms of annuity units, it may be helpful to describe the application of these schedules in terms of the dollar amount of the monthly annuity payment due one month after the date on which an annuity is effected. For each $1,000 applied on the effective date, the dollar amount of this monthly payment is shown in the following table.

                       POST--7/31/83         PRE--8/1/83
                       ANNUITY UNITS        ANNUITY UNITS
                      ----------------   -------------------
   TYPE OF ANNUITY    ANNUITANT AGE 65   MALE 65   FEMALE 65
Life Annuity with 120
  Payments Certain         5.640          6.290      5.416
Life Annuity with 180
  Payments Certain         5.407          5.864      5.232

Subsequent payments will be more or less depending upon the investment results of the Account.

C. ASSIGNMENT

Unless contrary to applicable law, the right to any payment under the Contract is neither assignable nor subject to the claim of any creditor.

D. CHANGES IN THE GROUP VARIABLE ANNUITY CONTRACT

The Contract provides that Prudential may limit the frequency of transfers to or from the companion fixed-dollar contract, if any. The Contract also reserves to Prudential the right to change the annual administration charge, uniformly applicable to all accumulation accounts, and the percentage deducted from each future purchase payment for sales expenses.


The Contract also provides that Prudential may change the annuity purchase rates, may change the 0.375% ( 3/8 of 1%) charge described on page 11, and may impose a redemption charge on any withdrawal or transfer payment provided by the Contract. Any such change will apply only to Accumulation Units credited after such change becomes effective, except that the initial basis will continue to apply to all Accumulation Units credited before the fifth Contract anniversary to any person who was a Participant before such change became effective, or credited before such Participant makes a withdrawal, if sooner.


Changes discussed in this section become effective 90 days after notice thereof has been given to the Contract-holder. Each person to whom the change is applicable will also be notified.

It should be realized that the initial schedules of annuity purchase rates remain in effect indefinitely with respect to all purchase payments made before a change in rates. Since purchase payments on behalf of a Participant may be made long before any annuity is effected for him and since his annuity payments may continue long after that date, this risk assumed by Prudential extends many years into the future.

Although the Contract may be changed at any time by agreement between Prudential and the Contract-holder, no such change may adversely affect rights with respect to Accumulation Units credited or variable annuities effected prior to the effective date of the change (unless the change is made to comply with a law or government regulation or the consent of each Participant is obtained).

The Contract provides that if at any time an investment manager other than Prudential is selected for VCA-2, Prudential may determine that no new Participants will become covered under the Contract.

E. PERIODIC REPORTS

Participants will be sent semi-annual reports showing the financial condition of VCA-2 including the investments held in the account. Each Participant will also be sent, at least annually, a statement of the number of Accumulation Units credited to his account as of the end of the preceding accounting year.

F. PARTICIPATION IN DIVISIBLE SURPLUS

A mutual life insurance company differs from a stock life insurance company in that it has no stockholders who are the owners of the enterprise.

A contract-holder of Prudential participates in the divisible surplus of Prudential, according to the annual determination of the Board of Directors as to the portion, if any, of the divisible surplus of Prudential which has accrued on the contract. In the case of Contracts described herein, any surplus determined to be payable as a dividend is credited to the persons participating under such Contracts.

No assurance can be given as to the amount of divisible surplus, if any, that will be available for distribution under these Contracts in the future. The determination of such surplus is within the sole discretion of Prudential's Board of Directors. When any payments of divisible surplus are made, they may take the form of additional payments to annuitants and additions to the accounts of other Participants and beneficiaries.


Such payments amounted to $78,656 during 1997. The equivalent figure for 1996 was ($235,290) and for 1995 was ($12,650).


                               FEDERAL TAX STATUS

In the opinion of counsel, under the Internal Revenue Code, the operations of VCA-2 form a part of and are taxed with the operations of Prudential. A ruling to this effect has been received from the Internal Revenue Service. The effect of this basis of taxation is that the

Accumulation and Annuity Unit Values are not reduced by federal income taxes under current law.


In the opinion of counsel, the Contract meets the requirements of Section 403(b) of the Internal Revenue Code. Contributions on behalf of a Participant under such a Contract are excludable from the Participant's gross income to the extent the contributions do not exceed the "exclusion allowance" specified in the Code. A further limit of $9,500 (adjusted annually by the Internal Revenue
Service -- to $10,000 for 1998) generally applies to salary reduction contributions. Section 415 of the Code also imposes an overall limit on the maximum annual contribution which can be made to the Contract by or on behalf of a Participant. Generally, this limit on annual contributions is the lesser of $30,000 or 25% of Participant's compensation. Increases in the Accumulation and Annuity Unit Values are not includable in the Participant's gross income in the year credited. Amounts distributed to a Participant in the form of an annuity or otherwise are includable in the Participant's gross income when received and are taxed at ordinary income rates. However, an exclusion from federal income tax is provided for distributions attributable to contributions which were includable in the Participant's gross income when they were originally made.


In general, a death benefit consisting of amounts paid to a Participant's beneficiary is includable in the Participant's estate for federal estate tax purposes.

Benefits accruing after December 31, 1986 under Section 403(b) annuity contracts are subject to required minimum distribution rules which specify the time when payment of benefits must begin and the minimum amount which must be paid annually. These rules apply to Participants and to beneficiaries. Generally, payment of benefits to Participants must begin no later than April 1st of the calendar year following the later of (i) the year the employee retires, or (ii) the year in which the Participant attains age 70 1/2. If the Participant dies before the entire interest in the contract has been distributed, the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the Participant dies before payment of benefits has begun (or is treated as having begun) the entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant's death. Alternatively, if there is a designated beneficiary, the designated beneficiary may elect to receive payments beginning no later than December 31 of the calendar year immediately following the year in which the Participant died and continuing for the beneficiary's life or a period not exceeding the beneficiary's life expectancy. If the Participant's spouse is the designated beneficiary, payments can be deferred until December 31 of the year in which the Participant would have attained age 70 1/2. An excise tax applies to Participants or beneficiaries who reach the date when distributions are required to begin and fail to take the required minimum distribution in any calendar year.

Payers of pension distributions (including insurance companies) are required to withhold taxes on pension and annuity payments. This applies to payments made under a tax-deferred annuity program (including total or partial withdrawals).


Certain distributions from qualified plans under Section 403(b) of the Internal Revenue Code, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: (a) distributions for the life or life expectancy of the Participant or joint and last survivor expectancy of the Participant and a designated beneficiary; or (b) distributions for a specified period of 10 years or more; or (c) distributions which are required as minimum distributions. A recipient of a distribution which is not subject to mandatory withholding may elect not to have any taxes withheld from his distribution. Participants must be notified annually of their right to change their withholding elections. Payers of taxable pension payments must report such payments to the Internal Revenue Service.


If a transfer is made from a Participant's accumulation account under this Contract to another tax-deferred annuity program, no tax will be withheld from the amount transferred.


A premature distribution penalty tax generally applies to withdrawals made prior to age 59 1/2. Certain exceptions do, however, apply. In addition, federal tax law imposes restrictions on withdrawals from Section 403(b) annuities (See "Withdrawal (Redemption) of Purchase Payments Prior to Death," page 13). Therefore, persons contemplating participation in a Section 403(b) annuity should consult a tax adviser concerning the tax consequences of a withdrawal under the Contract.



The above description of certain federal income and estate tax rules that may apply to a Participant is not exhaustive or specific to a particular circumstance. A Participant should consult with appropriate tax advisers concerning the applicability of the rules to the Participant's personal tax circumstances.


                                 VOTING RIGHTS

In addition to Prudential, each person who has an individual accumulation account or a variable annuity as to which values or payments depend upon the investment results of VCA-2 has the right to vote at meetings of such persons. They are entitled to vote to:

  A.approve any amendments of the Agreement for Investment Management Services and approve any such new agreements negotiated by the Committee;

  B.approve any recommendations made by the Committee regarding changes in the fundamental investment policies of the Account; and

  C.any matters requiring a vote of persons having voting rights with respect to VCA-2.


Meetings of persons having voting rights are not required to be held annually. The Rules and Regulations of VCA-2 provide that meetings of persons having voting rights may be called by a majority of the Committee. The Committee is required to call a meeting of persons having voting rights in the event that at any time less than a majority of the members of the Committee holding office at that time were elected by persons having voting rights. Such meeting must be held within 60 days unless the Commission by order extends such period. In addition, the Committee is required to call meetings of persons with voting rights in order to submit for a vote matters on which such persons are entitled to vote (as listed above).


For the purpose of determining the persons having voting rights in respect of VCA-2 who are entitled to notice of and to vote at meetings, the Committee may fix, in advance, a date as the record date which shall not be more than 70 nor less than 10 days before the date of such meeting.

The number of votes which each person may cast at a meeting of persons having voting rights in VCA-2 is equal to the number of dollars and fractions thereof in his accumulation account as of the record date or, if he is an annuitant, the number of dollars and fractions thereof equal in value to the portion of the assets in VCA-2 held to meet the annuity obligations to him on such date. This number decreases as annuity payments are made. Votes may be cast either in person or by proxy and persons entitled to vote receive all proxy materials.

Prudential is entitled to vote the number of votes and fractions thereof equal to the number of dollars and fractions thereof of its own funds invested in VCA-2 as of the record date. Prudential will cast its votes in the same proportions as all other votes represented at the meeting, in person or by proxy.

As defined by the 1940 Act and as referred to elsewhere in this Prospectus, a majority vote of persons having voting rights in respect of VCA-2 means (a) 67% or more of the votes of such persons present at a meeting if more than 50% of all votes entitled to be cast are held by persons present in person or represented by proxy at such meeting, or (b) more than 50% of all votes entitled to be cast, whichever is less.

                              OTHER CONTRACTS ON A
                                 VARIABLE BASIS

In addition to the Contracts, Prudential currently issues other forms of contracts on a variable basis. At present, purchase payments under such other contracts are not held in VCA-2 but are held in other separate accounts.

                                STATE REGULATION


Prudential is subject to regulation by the Department of Banking and Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential must file an annual statement in a form promulgated by the National Association of Insurance Commissioners. This annual statement is reviewed and analyzed by the New Jersey Department, which makes an independent computation of Prudential's legal reserve liabilities and statutory apportionments under its outstanding contracts. New Jersey law requires a quinquennial examination of Prudential to be made. Examination involves extensive audit including, but not limited to, an inventory check of assets, sampling techniques to check the performance by Prudential of its contracts and an examination of the manner in which divisible surplus has been apportioned and distributed to policy and contract-holders. This regulation does not involve any supervision or control over the investment policy of VCA-2 or over the selection of investments therefor except for verification of the compliance of Prudential's investment portfolio with New Jersey law. See "Investment restrictions imposed by state law" in the Statement of Additional Information.



The laws of New Jersey also contain special provisions which relate to the issuance and regulation of contracts on a variable basis. These laws set forth a number of mandatory provisions which must be included in contracts on a variable basis and prohibit such contracts from containing other specified provisions. No variable contract may be issued for delivery in New Jersey prior to the written acknowledgement by the Department of Banking and Insurance of its filing. The Department may initially disapprove or subsequently withdraw approval of any contract if it contains provisions which are "unjust, unfair, inequitable, ambiguous, misleading, likely to result in misrepresentation or contrary to law." Approval can also be withheld or withdrawn if sales are solicited by communications which involve misleading or inadequate descriptions of the provisions of the contract.


In addition to the annual statement referred to above, Prudential is required to file with New Jersey and other states a separate statement with respect to the opera-tions of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.


Persons engaged in the negotiation or sale of a variable annuity contract in New Jersey are not subject to the provisions of the laws of New Jersey governing the sale of securities.


                               LEGAL PROCEEDINGS


On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW).) On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate, and later issued a Final Order and Judgment in the consolidated class actions before the Court, 962 F. Supp. 450 (March 17, 1997, as amended April 14, 1997). The Court's Final Order and Judgment approving the class Settlement has been appealed to the United States Court of Appeals for the Third Circuit, which held a hearing on January 26, 1998. The Court has not yet issued a ruling on the appeal.



Pursuant to the Settlement, Prudential agreed to provide and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance policies. Management now has information which allows for computation of a reasonable estimate of losses associated with ADR claims. Based on this information, management estimated the cost of remedying policyholder claims in the ADR process before taxes to be approximately $2.05 billion. While management believes these to be reasonable estimates based on information currently available, the ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.


In addition, a number of actions have been filed against Prudential by policyowners who have excluded themselves from the Settlement; Prudential anticipates that additional suits may be filed by other policyowners.


Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.



Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.



Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.



                                   YEAR 2000



The services provided to the Contract owners by Prudential, PIMS and PIC depend on the smooth functioning of their respective computer systems. The year 2000, however, holds the potential for a significant disruption in the operation of these systems. Many computer programs cannot distinguish the year 2000 from the year 1900 because of the way in which dates are encoded. Left uncorrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly that in turn could compromise the integrity of business records and lead to serious interruption of business processes.



Prudential, PIMS' and PIC's ultimate corporate parent, identified this issue as a critical priority in 1995 and has established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide conversion and upgrading of systems for "Year 2000" compliance. Prudential has also initiated an analysis of potential exposure that could result from the failure of major service providers such as suppliers, custodians and brokers, to achieve Year 2000 compliance. Prudential expects to complete its adaptation, testing and certification of software for Year 2000 compliance by December 31, 1998. During 1999, Prudential plans to conduct additional internal testing, to participate in securities industry-wide test efforts and to complete major service provider analysis and contingency planning.



The expenses of Prudential's Year 2000 compliance are allocated across its various businesses, including those businesses not engaged in providing services to Contract owners. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on the ability of Prudential, PIMS or PIC to meet their contractual commitments to Contract owners.



Prudential believes that it is well positioned to achieve the necessary modifications and mitigate Year 2000 risks. However, if such efforts are not completed on a timely basis, the Year 2000 issue could have a material adverse impact on Prudential's operations, those of its subsidiary and affiliate companies and/or the Account. Moreover, there can be no assurance that the measures taken by Prudential's external service providers will be sufficient to avoid any material adverse impact on Prudential's operations or those of its subsidiary and affiliate companies.


                             ADDITIONAL INFORMATION


This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fees prescribed by the Commission.


Participants may also receive further information about the Contracts at the address and phone number set forth on the cover page of this Prospectus.

             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


                                                              PAGE
INVESTMENT MANAGEMENT AND ADMINISTRATION OF VCA-2...........    2
     Fundamental investment restrictions adopted by VCA-2...    2
     Non-fundamental investment restrictions adopted by
      VCA-2.................................................    3
     Investment restrictions imposed by state law...........    3
     Additional information about financial futures.........    4
     Additional information about options...................    5
     Forward foreign currency exchange contracts............    9
     Interest rate swap transactions........................    9
     Loans of portfolio securities..........................    9
     Portfolio turnover rate................................    9
     Portfolio brokerage and related practices..............   10
     Custody of securities..................................   11
THE VCA-2 COMMITTEE.........................................   12
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA--DIRECTORS......   13
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA--PRINCIPAL
  OFFICERS..................................................   15
SALE OF GROUP VARIABLE ANNUITY CONTRACTS....................   16
EXPERTS.....................................................   16
FINANCIAL STATEMENTS OF VCA-2...............................   18
CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL
  INSURANCE COMPANY OF AMERICA AND SUBSIDIARIES.............  B-1

                         YOU MUST DETACH BEFORE MAILING


Please send me the "Statement of Additional Information" describing Prudential's Group Tax-Deferred Variable Annuity Contracts.


Name  --------------------------------------------------------------------------
Address  -----------------------------------------------------------------------
City
   -----------------------------------------------------------------------------

State
   -------------------------                      Zip Code
                                --------------------------

PLEASE PRINT--will be used as mailing label!

A "Statement of Additional
Information" about the
Contracts has been filed with
the Securities and Exchange
Commission. A copy of this
Statement is available
without charge.
To receive additional
information about the
Contracts and VCA-2 fill in
your name and address on
this card, tear it off, affix the
proper postage, and mail it
to us.

                                      Please
                                      place
                                      correct
                                      postage
                                      here


The Prudential Insurance Company of America


c/o Prudential Investments Retirement Services


30 Scranton Office Park

Scranton, Pennsylvania 18507-1789

Attention: Retirement Services Marketing


The Prudential Insurance Company of America                   BULK RATE
c/o Prudential Investments Retirement Services                U.S. POSTAGE
30 Scranton Office Park                                       PAID
Scranton, Pennsylvania 18507-1789                             PERMIT No. 941
ADDRESS SERVICE REQUESTED                                     CHICAGO, IL
                                                              -------------------------



MD.PU.002.498                                                           ED. 5/98

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1998


                 GROUP TAX-DEFERRED VARIABLE ANNUITY CONTRACTS
                                 ISSUED THROUGH

                                 THE PRUDENTIAL
                          VARIABLE CONTRACT ACCOUNT-2


These Contracts are designed for use in connection with retirement arrangements that qualify for federal tax benefits under Section 403(b) of the Internal Revenue Code of 1986, as amended. Contributions made on behalf of Participants are invested in The Prudential Variable Contract Account-2, a separate account primarily invested in common stocks.

                            ------------------------


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 1998, which is available without charge upon written request to The Prudential Insurance Company of America, c/o Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789, or by telephoning 1-800-458-6333.


                               TABLE OF CONTENTS


                                                              PAGE
INVESTMENT MANAGEMENT AND ADMINISTRATION OF VCA-2...........    2
  Fundamental investment restrictions adopted by VCA-2......    2
  Non-fundamental investment restrictions adopted by
     VCA-2..................................................    3
  Investment restrictions imposed by state law..............    3
  Additional information about financial futures............    4
  Additional information about options......................    5
  Forward foreign currency exchange contracts...............    9
  Interest rate swap transactions...........................    9
  Loans of portfolio securities.............................    9
  Portfolio turnover rate...................................    9
  Portfolio brokerage and related practices.................   10
  Custody of securities.....................................   11
THE VCA-2 COMMITTEE.........................................   12
  Remuneration of members of the committee and certain
     affiliated persons.....................................   12
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA--DIRECTORS......   13
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA--PRINCIPAL
  OFFICERS..................................................   15
SALE OF GROUP VARIABLE ANNUITY CONTRACTS....................   16
EXPERTS.....................................................   16
FINANCIAL STATEMENTS OF VCA-2...............................   18
CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL
  INSURANCE COMPANY OF AMERICA AND SUBSIDIARIES.............  B-1


                                The Prudential Insurance Company of America
                                c/o Prudential Investments
                                30 Scranton Office Park
                                Scranton, PA 18507-1789
                                Telephone 1-800-458-6333

================================================================================

LOGO

                           INVESTMENT MANAGEMENT AND
                               ADMINISTRATION OF
                                     VCA-2

Prudential acts as investment manager for VCA-2 under an Agreement for Investment Management Services. The Account's assets are invested and reinvested in accordance with its investment objective and policies, subject to the general supervision and authorization of the Account's Committee.

Subject to Prudential's supervision, substantially all of the investment management services provided by Prudential are furnished by its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), pursuant to the service agreement between Prudential and PIC (the "Service Agreement") which provides that Prudential will reimburse PIC for its costs and expenses. PIC is registered as an investment adviser under the Investment Advisers Act of 1940.


Prudential continues to have responsibility for all investment advisory services under its advisory or subadvisory agreements with respect to its clients. Prudential's Agreement for Investment Management Services with VCA-2 was approved initially by the Participants at their meeting on May 29, 1969 and was most recently renewed by unanimous vote of the Committee on May 19, 1997. The Service Agreement was approved by participants in VCA-2 on July 25, 1985 and its annual continuation was most recently approved by unanimous vote of the VCA-2 Committee on May 19, 1997. The Account's Agreement for Investment Management Services and the Service Agreement will continue in effect as long as approved at least once a year by a majority of the non-interested members of the Account's Committee and either by a majority of the entire Committee or by a majority vote of persons entitled to vote in respect of the Account. The Account's Agreement for Investment Management Services will terminate automatically in the event of assignment, and may be terminated without penalty on 60 days' notice by the Account's Committee or by the majority vote of persons having voting rights in respect of the Account, or on 90 days' notice by Prudential.



The Service Agreement will continue in effect as to the Account for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in the same manner as the Agreement for Investment Management Services between Prudential and the Account. The Service Agreement may be terminated by either party upon not less than thirty days' prior written notice to the other party, will terminate automatically in the event of its assignment and will terminate automatically as to the Account in the event of the assignment or termination of the Agreement for Investment Management Services between Prudential and the Account. Prudential is not relieved of its responsibility for all investment advisory services under the Agreement for Investment Management Services between Prudential and the Account. The Service Agreement provides for Prudential to reimburse PIC for its costs and expenses incurred in furnishing investment advisory services. For the meaning of a majority vote of persons having voting rights with respect to the Account, see "Voting Rights," page 23 of the Prospectus.


Prudential is responsible for the administrative and recordkeeping functions of VCA-2 and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participants' Accumulation Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by Prudential include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.


A daily charge is made which is equal to an effective annual rate of 0.50% of the net asset value of VCA-2. One-half (0.25%) of this charge is for assuming expense risks; 1/4 (0.125%) of this charge is for assuming mortality risks; and
 1/4 (0.125%) is for investment management services. During 1997, 1996, and 1995, Prudential received $3,351,395, $2,694,889, and $2,195,986, respectively from VCA-2 for assuming mortality and expense risks and for providing investment management services.



There is also an annual administration charge made against each Participant's accumulation account in an amount which varies with each Contract but which is not more than $30 for any accounting year. During 1997, 1996, and 1995, Prudential collected $28,266, $30,477, and $34,067, respectively, from VCA-2 in those annual account charges.



A sales charge is also imposed on certain purchase payments made under a Contract on behalf of a Participant. The sales charges imposed on purchase payments to VCA-2 during 1997, 1996, and 1995 were $9,628, $162,008, and
$180,356, respectively.


FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY VCA-2

In addition to the investment objective described in the prospectus, the following investment restrictions are fundamental investment policies of VCA-2 and may not be changed without the approval of a majority vote of persons having voting rights in respect of the Account.

Concentration in Particular Industries. VCA-2 will not purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) with respect to 75% of VCA-2's total assets, more than 5% of VCA-2's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of VCA-2's total assets (determined at the time of the investment) would be invested in a single industry.

Investments in Real Estate-Related Securities. No purchase of or investment in real estate will be made for the account of VCA-2 except that VCA-2 may buy and sell securities that are secured by real estate or shares of real estate investment trusts listed on stock exchanges or reported on the National Association of Securities Dealers, Inc. automated quotation system ("NASDAQ").

Investments in Financial Futures. No commodities or commodity contracts will be purchased or sold for the account of VCA-2 except that VCA-2 may purchase and sell financial futures contracts and related options. Loans. VCA-2 will not lend money, except that loans of up to 10% of the value of VCA-2's total assets may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by VCA-2 in accordance with its investment objectives and policies.

Borrowing. VCA-2 will not issue senior securities, borrow money or pledge its assets, except that VCA-2 may borrow from banks up to 33 1/3 percent of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes, for the clearance of transactions or for investment purposes. VCA-2 may pledge up to 33 1/3 percent of the value of its total assets to secure such borrowing. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to interest rate swap transactions, reverse repurchase agreements, dollar roll transactions, options, futures contracts, and options thereon are not deemed to be a pledge of assets or the issuance of a senior security.

Margin. VCA-2 will not purchase securities on margin (but VCA-2 may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by VCA-2 of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

Underwriting of Securities. VCA-2 will not underwrite the securities of other issuers, except where VCA-2 may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that VCA-2 is permitted to make.

Control or Management of Other Companies. No securities of any company will be acquired for VCA-2 for the purpose of exercising control or management thereof.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY VCA-2

The VCA-2 Committee has also adopted the following additional investment restrictions as non-fundamental operating policies. The Committee can change these restrictions without the approval of the persons having voting rights in respect of VCA-2.

Investments in Other Investment Companies. Except as part of a merger, consolidation, acquisition or reorganization, VCA-2 will not invest in the securities of other investment companies in excess of the limits stipulated by the Investment Company Act of 1940 as amended, and the rules and regulations thereunder.

Short Sales. VCA-2 will not make short sales of securities or maintain a short position, except that VCA-2 may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

Restricted Securities. No more than 15% of the value of the net assets held in VCA-2 will be invested in securities (including repurchase agreements and non-negotiable time deposits maturing in more than seven days) that are subject to legal or contractual restrictions on resale or for which no readily available market exists.

INVESTMENT RESTRICTIONS IMPOSED BY STATE LAW

In addition to the investment objectives, policies and restrictions that VCA-2 has adopted, the Account must limit its investments to those authorized for variable contract accounts of life insurance companies by the laws of the State of New Jersey. In the event of future amendments of the applicable New Jersey statutes, the Account will comply, without the approval of Participants or others having voting rights in respect of the Account, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they currently read are, in summary form, as follows:

  1. An account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

  2. The stock of a corporation may not be purchased unless (i) the corporation has paid a cash dividend on the class of stock during each of the past five years preceding the time of purchase, or (ii) during the five-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock, or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

  3. Any common stock purchased must be (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and as to which market quotations are available.

  4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of an Account would be invested in the securities of such corporation.

The currently applicable requirements of New Jersey law impose substantial limitations on the ability of VCA-2 to invest in the stock of companies whose securities are not publicly traded or who have not recorded a five-year history of dividend payments or earnings sufficient to support such payments. This means that the Account will not generally invest in the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under paragraph 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the Account.

Investment limitations may also arise under the insurance laws and regulations of the other states where the Contracts are sold. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios of the Account.

ADDITIONAL INFORMATION ABOUT FINANCIAL FUTURES CONTRACTS


As described in the Prospectus, VCA-2 may engage in certain transactions involving financial futures contracts. This additional information on those instruments should be read in conjunction with the prospectus.


VCA-2 will only enter into futures contracts that are standardized and traded on a U.S. exchange or board of trade. When a financial futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called the "variation margin," are made on a daily basis as the underlying security, index, or rate fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

There are several risks associated with the use of futures contracts for hedging purposes. While VCA-2's hedging transactions may protect it against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude VCA-2 from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. There can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the securities or other assets being hedged. An incorrect correlation could result in a loss on both the hedged assets and the hedging vehicle so that VCA-2's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected market trends.

There can be no assurance that a liquid market will exist at a time when VCA-2 seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent VCA-2 from liquidating an unfavorable position and VCA-2 would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

ADDITIONAL INFORMATION ABOUT OPTIONS


As described in the Prospectus, VCA-2 may engage in certain transactions involving options. This additional information on those instruments should be read in conjunction with the prospectus.



In addition to those described in the Prospectus, options have other risks, primarily related to liquidity. A position in an exchange-traded option may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although VCA-2 will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that VCA-2 would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If VCA-2 as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The purchase and sale of over-the-counter ("OTC") options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, VCA-2 will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when VCA-2 writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which VCA-2 originally wrote the OTC option. There can be no assurance that VCA-2 will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, VCA-2 may be unable to liquidate an OTC option.


Options on Equity Securities. VCA-2 may purchase and write (i.e., sell) put and call options on equity securities that are traded on U.S. securities exchanges, are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), or that result from privately negotiated transactions with broker-dealers. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security at the exercise price upon exercise by the holder of the put.


VCA-2 will write only "covered" options on stocks. A call option is covered if:
(1) VCA-2 owns the security underlying the option; or (2) VCA-2 has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or
(3) VCA-2 holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by VCA-2 in cash U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian. A put option is covered if: (1) VCA-2 deposits and maintains with its custodian in a segregated account cash, U.S. government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) VCA-2 holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by VCA-2 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian.


VCA-2 may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting VCA-2 security from a decline in market value). The loss to VCA-2 is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit VCA-2 realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

VCA-2 may also purchase putable and callable equity securities, which are securities coupled with a put or call option provided by the issuer.

VCA-2 may purchase call options for hedging or investment purposes. VCA-2 does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that closing purchase or closing sale transactions can be effected.

Options on Debt Securities. VCA-2 may purchase and write exchange-traded and OTC put and call options on debt securities. Options on debt securities are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

VCA-2 will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, VCA-2 might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option.


VCA-2 may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered as the cover for both the put and the call). In such cases, VCA-2 will also segregate or deposit for the benefit of VCA-2's broker cash or other liquid unencumbered assets equivalent to the amount, if any, by which the put is "in the money." It is contemplated that VCA-2's use of straddles will be limited to 5% of VCA-2's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of VCA-2's net assets at the time the straddle is written).


VCA-2 may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts on debt securities operate in the same manner as protective puts on equity securities, described above. VCA-2 may wish to protect certain securities against a decline in market value at a time when put options on those particular securities are not available for purchase. VCA-2 may therefore purchase a put option on securities it does not hold. While changes in the value of the put should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which VCA-2 purchases a put option on an underlying security it owns.

VCA-2 may also purchase call options on debt securities for hedging or investment purposes. VCA-2 does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

VCA-2 may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

VCA-2 may enter into closing purchase or sale transactions in a manner similar to that discussed above in connection with options on equity securities.


Options on Stock Indices. VCA-2 may purchase and sell put and call options on stock indices traded on national securities exchanges, listed on NASDAQ or OTC options. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than, in the case of a put, the strike price of the option. This amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.



VCA-2 will write only "covered" options on stock indices. A call option is covered if VCA-2 follows the segregation requirements set forth in this paragraph. When VCA-2 writes a call option on a broadly based stock market index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, U.S. government securities or other liquid unencumbered assets, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on NASDAQ against which VCA-2 has not written a stock call option and which has not been hedged by VCA-2 by the sale of stock index futures. When VCA-2 writes a call option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, U.S. government securities or other liquid unencumbered assets, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of VCA-2's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, VCA-2 will so segregate, escrow, or pledge an amount in cash, U.S. government securities, or other liquid unencumbered assets equal in value to the difference. In addition, when VCA-2 writes a call on an index which is in-the-money at the time the call is written, it will segregate with its custodian or pledge to the broker as collateral, cash or U.S. government or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to VCA-2's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.



A call option is also covered if VCA-2 holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by VCA-2 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian.



A put option is covered if: (1) VCA-2 holds in a segregated account cash, U.S. government securities or other liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or (2) VCA-2 holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by VCA-2 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian.


VCA-2 may purchase put and call options on stock indices for hedging or investment purposes. VCA-2 does not intend to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. VCA-2 may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

The distinctive characteristics of options on stock indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index.

If this occurred, VCA-2 would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to VCA-2. Price movements in VCA-2's equity security holdings probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index VCA-2 bears the risk that the price of the securities held by VCA-2 may not increase as much as the index. In such event, VCA-2 would bear a loss on the call which is not completely offset by movement in the price of VCA-2's equity securities. It is also possible that the index may rise when VCA-2's securities do not rise in value. If this occurred, VCA-2 would experience a loss on the call which is not offset by an increase in the value of its securities holdings and might also experience a loss in its securities holdings. In addition, when VCA-2 has written a call, there is also a risk that the market may decline between the time VCA-2 has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time VCA-2 is able to sell stocks in its portfolio. As with stock options, VCA-2 will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where VCA-2 would be able to deliver the underlying securities in settlement, VCA-2 may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

There are also certain special risks involved in purchasing put and call options on stock indices. If VCA-2 holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercise option to fall out of-the-money, VCA-2 will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although VCA-2 may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


Options on Foreign Currencies. VCA-2 may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock. VCA-2's successful use of options on foreign currencies depends upon the investment manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. In addition, the correlation between movements in the price of options and the price of currencies being hedged is imperfect.


Options on Futures Contracts. VCA-2 may enter into certain transactions involving options on futures contracts. VCA-2 will utilize these types of options for the same purpose that it uses the underlying futures contract. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. VCA-2 intends to utilize options on futures contracts for the same purposes that it uses the underlying futures contracts.


Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indices, and futures contracts. These risks include the risk that the investment manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, VCA-2 might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If VCA-2 were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option posi-tion until the option expired or was exercised against VCA-2.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract is a contract obligating one party to purchase and the other party to sell one currency for another currency at a future date and price. When investing in foreign securities, VCA-2 may enter into such contracts in anticipation of or to protect itself against fluctuations in currency exchange rates.

VCA-2 generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, VCA-2 may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.


VCA-2's successful use of forward contracts depends upon the investment manager's ability to predict the direction of currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally.


INTEREST RATE SWAP TRANSACTIONS

VCA-2 may enter into interest rate swap transactions. Interest rate swaps, in their most basic form, involve the exchange by one party with another party of their respective commitments to pay or receive interest. For example, VCA-2 might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same to increase or decrease exposure to long- or short-term interest rates. For example, VCA-2 may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Account anticipates purchasing at a later date. VCA-2 will maintain appropriate liquid assets in a segregated custodial account to cover its obligations under swap agreements.


The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, VCA-2's total return will be less than if the Account had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that VCA-2 could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.


LOANS OF PORTFOLIO SECURITIES


VCA-2 may from time to time lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities. During the time portfolio securities are on loan, VCA-2 continues to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan is given to either party subject to appropriate notice. Upon termination of the loan, the borrower returns to the lender securities identical to the loaned securities. VCA-2 does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of stock loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage but VCA-2 would be an unsecured creditor as to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent.



VCA-2 will not lend its portfolio securities to entities affiliated with Prudential, including Prudential Securities Incorporated. This will not affect VCA-2's ability to maximize its securities lending opportunities.


PORTFOLIO TURNOVER RATE

VCA-2 has no fixed policy with respect to portfolio turnover, which is an index determined by dividing the lesser of the purchases or sales of portfolio securities during the year by the monthly average of the aggregate value of the portfolio securities owned during the year. VCA-2 seeks long term growth of capital rather than short-term trading profits. However, during any period when changing economic or market conditions are anticipated, successful management requires an aggressive response to such changes which may result in portfolio shifts that may significantly increase the rate of portfolio turnover. The rate of portfolio activity will normally affect the brokerage expenses of VCA-2. The annual portfolio turnover rate was 47% in 1997 and 53% in 1996.


PORTFOLIO BROKERAGE AND RELATED PRACTICES

In connection with decisions to buy and sell securities for VCA-2, brokers and dealers to effect the transactions must be selected and brokerage commissions, if any, negotiated. Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by VCA-2. Fixed income securities, on the other hand, as well as equity securities traded in the over-the-counter market, will not normally incur any brokerage commissions. These securities are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain of these securities may also be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

In placing orders of securities transactions, primary consideration is given to obtaining the most favorable price and efficient execution. An attempt is made to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. However, a higher commission than would otherwise be necessary for a particular transaction may be paid when to do so would appear to further the goal of obtaining the best available execution.

In connection with any securities transaction that involves a commission payment, the commission is negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates. Periodically, Prudential and PIC review the allocation among brokers of orders for equity securities and the commissions that were paid.

When selecting a broker or dealer in connection with a transaction for VCA-2, consideration is given to whether the broker or dealer has furnished PIC with certain services, provided this does not jeopardize the objective of obtaining the best price and execution. These services, which include statistical and economic data and research reports on particular companies and industries, are services that brokerage houses customarily provide to institutional investors. PIC uses these services in connection with all of its investment activities, and some of the data or services obtained in connection with the execution of transactions for VCA-2 may be used in connection with the execution of transactions for other investment accounts. Conversely, brokers and dealers furnishing such services may be selected for the execution of transactions of such other accounts, while the data or service may be used in connection with investment management for VCA-2. Although Prudential's present policy is not to permit higher commissions to be paid for transactions for VCA-2 in order to secure research and statistical services from brokers or dealers, Prudential might in the future authorize the payment of higher commissions, but only with the prior concurrence of the VCA-2 Committee, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all of the services that the broker or dealer provides.

When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment manager or adviser, one entity will not be favored over another and allocations of investments among them will be made in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment manager or adviser have different investment objectives and positions, from time to time a particular security may be purchased for one or more such entities while, at the same time, such security may be sold for another.


An affiliated broker may be employed to execute brokerage transactions on behalf of VCA-2 as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. During 1997, 1996, and 1995, $17,671, $35,806, and $0, respectively, was paid to Prudential Securities Incorporated, an affiliated broker. For 1997, the commissions paid to this affiliated broker constitutes 1.60% of the total commissions paid by VCA-2 for that year, and the transactions through this affiliated broker accounted for 1.21% of the aggregate dollar amount of transactions for VCA-2 involving the payment of commissions. VCA-2 may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal.


Prudential or PIC may enter into business transactions with brokers or dealers for purposes other than the execution of portfolio securities transactions for accounts Prudential manages. These other transactions will not affect the selection of brokers or dealers in connection with portfolio transactions for VCA-2.

During the calendar year 1997, $1,102,637 was paid to various brokers in connection with securities transactions for VCA-2. Of this amount, approximately 62.1% was allocated to brokers who provided research and statistical services to Prudential. The equivalent figures for 1996 were $718,231 and 77.6%, and for 1995 were $655,211 and 76.6%.


CUSTODY OF SECURITIES

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is custodian of VCA-2's assets and maintains certain books and records in connection therewith.

                              THE VCA-2 COMMITTEE

VCA-2 is managed by The Prudential Variable Contract Account-2 Committee ("VCA-2 Committee"). The members of the Committee are elected by the persons having voting rights in respect of the VCA-2 Account. The affairs of the Account are conducted in accordance with the Rules and Regulations of the Account. The members of the Account's Committee, the Account's Secretary and Assistant Secretaries and the principal occupation of each during the past five years are shown below.

VCA-2 COMMITTEE


MENDEL A. MELZER, CFA*, 37, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993: Managing Director, The Prudential Investment Corporation. Address: 751 Broad Street, Newark, New Jersey 07102.



JONATHAN M. GREENE*, 54, President and Member of the Committee--President of Investment Management (since 3/96), Prudential Investments. Vice President and Portfolio Manager, T. Rowe Price Associates, Inc. from 6/74 to 3/96. Address:
751 Broad Street, Newark, New Jersey 07102.



SAUL K. FENSTER, 65, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.



W. SCOTT McDONALD, JR., 61, Director--Vice President, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.



JOSEPH WEBER, 74, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.



* These Members of the Committee are interested persons of Prudential, its affiliates or VCA-2, as defined in the Investment Company Act of 1940 (the "1940 Act"). Certain actions of the Committee, including the annual continuance of the Agreement for Investment Management Services between VCA-2 and Prudential, must be approved by a majority of the Members of the Committee who are not interested persons of Prudential, its affiliates or VCA-2. Messrs. Melzer and Greene, Members of the Committee, are interested persons of Prudential, as that term is defined in the 1940 Act, because they are officers of Prudential, the investment adviser of VCA-2. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates, or VCA-2. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.



                         OFFICERS WHO ARE NOT DIRECTORS



CAREN A. CUNNINGHAM, Secretary--Assistant General Counsel of Prudential Mutual Fund Management, Inc. since 1997; 1994 to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc.; 1992 to 1994:
Assistant Vice President and Counsel, The Boston Company. Address: Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.



GRACE C. TORRES, Treasurer and Principal Financial and Accounting Officer--First Vice President of PIFM since 1996; 1994 to 1996: First Vice President of Prudential Securities Inc.; Prior to 1994: Vice President of Bankers Trust Corporation. Address: Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.



STEPHEN M. UNGERMAN, Assistant Treasurer--Vice President and Tax Director of Prudential Investments since 1996; 1993 to 1996: First Vice President of Prudential Mutual Fund Management, Inc. Address: Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.



REMUNERATION OF MEMBERS OF THE COMMITTEE AND CERTAIN AFFILIATED PERSONS


No member of the VCA-2 Committee nor any other person (other than Prudential) receives remuneration from the Account. Prudential pays certain of the expenses relating to the operation of, including all compensation paid to members of the Committee, its Chairman, its Secretary and Assistant Secretaries. No member of the VCA-2 Committee, its Chairman, its Secretary or Assistant Secretaries who is also an officer, Director or employee of Prudential or an affiliate of Prudential is entitled to any fee for his services as a member or officer of the Committee.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA



                                   DIRECTORS



FRANKLIN E. AGNEW, Director since 1994 (current term expires April, 2000). Member, Committee on Dividends; Member, Finance Committee; Member Corporate Governance Committee. Business consultant since 1987. Senior Vice President, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc., John Wiley & Sons, Inc. and Erie Plastics Corporation. Age 63. Address:
600 Grant Street, Suite 660, Pittsburgh, PA 15219.



FREDERICK K. BECKER, Director since 1994 (current term expires April, 1999). Member, Auditing Committee; Member, Committee on Business Ethics; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 62. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.



JAMES G. CULLEN, Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, since 1997. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 55. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.



CAROLYNE K. DAVIS, Director since 1989 (current term expires April, 2001). Member, Finance Committee; Member Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor. National and International Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Instruments, Inc., Merck & Co., Inc., Science Applications International Corporation, Minimed Incorporated, and Beverley Enterprises. Age 65. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.



ROGER A. ENRICO, Director since 1994 (current term expires April, 2002). Member, Committees on Nominations and Corporate Governance; Member, Compensation Committee. Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Originally with PepsiCo, Inc. since 1971. Mr. Enrico is also a director of A.M. Belo Corporation and Dayton Hudson Corporation. Age 53. Address: 700 Anderson Hill Road, Purchase, NY 10577.



ALLAN D. GILMOUR, Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, USWest, Inc., The Dow Chemical Company and DTE Energy Company. Age 63. Address:
751 Broad Street, 23rd Floor, Newark, NJ 07102.



WILLIAM H. GRAY, III, Director since 1991 (current term expires April, 2000). Member, Executive Committee; Member, Finance Committee; Chairman, Committees on Nominations and Corporate Governance. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Chase Manhattan Corporation, The Chase Manhattan Bank, Lotus Development Corporation, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Union-Pacific Corporation, Warner-Lambert Company, Westinghouse Electric Corporation, and Electronic Data Systems. Age 56. Address: 8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.



JON F. HANSON, Director since 1991 (current term expires April, 2003). Member, Finance Committee; Member, Committee on Dividends. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director of United Water Resources, Orange & Rockland Utilities, Inc., and Consolidated Delivery and Logistics. Age 61. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.



GLEN H. HINER, JR., Director since 1997 (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1991. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation. Age 64. Address: One Owens Corning Parkway, Toledo, OH 43659.



CONSTANCE J. HORNER, Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations and Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Corporation, and Pfizer, Inc. Age 55. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.



GAYNOR N. KELLEY, Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Former Chairman and Chief Executive Officer, The Perkins Elmer Corporation from 1990 to

1996. Mr. Kelley is also a director of Hercules Incorporated, Arrow Electronics, Inc., and Alliant Techsystems. Age 66. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102-3777.



BURTON G. MALKIEL, Director since 1978 (current term expires April, 2002). Chairman, Finance Committee; Member, Executive Committee; Member, Committee on Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya, Baker Fentress and Company, The Jeffrey Company, The Southern New England Telecommunications Company, and Vanguard Group, Inc. Age 65. Address: Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.



ARTHUR F. RYAN, Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Corp. from 1990 to 1994, with Chase since 1972. Age 55. Address: 751 Broad Street, Newark, NJ 07102.



IDA F.S. SCHMERTZ , Director since 1997 (current term expires April, 2004). Member, Finance Committee. Principal, Investment Strategies International since 1994. Age 63. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.



CHARLES R. SITTER, Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 67. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.



DONALD L. STAHELI, Director since 1995 (current term expires April, 1999). Member, Compensation Committee; Member, Auditing Committee. Retired since 1997. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Mr. Staheli is also director of Bankers Trust Company and Bankers Trust New York Corporation. Age 66. Address: 39 Locust Street, Suite 204, New Canaan, CT 06840.



RICHARD M. THOMSON, Director since 1976 (current term expires April, 2000). Chairman, Executive Committee; Chairman, Compensation Committee; Member, Committee on Nominations and Corporate Governance. Chairman of the Board, The Toronto-Dominion Bank since 1997. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of CGC, Inc., INCO, Limited, S.C. Johnson &Son, Inc., The Thomson Corporation, and Canadian Occidental Petroleum, Ltd. Age 64. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.



JAMES A. UNRUH, Director since 1996 (current term expires April, 2000). Member, Compensation Committee. Retired since 1997. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Ameritech Corporation. Age 55. Address: Two Bala Plaza, Suite 300, Bala Cynwyd, PA 19004.



P. ROY VAGELOS, M.D., Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations and Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman and Chief Executive Officer, Merck and Co., Inc. from 1986 to 1994. Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 68. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.



STANLEY C. VAN NESS, Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990. Mr. Van Ness is also a director of Jersey Central Power and Light Company. Age 63. Address: 22 Chambers Street, Princeton, NJ 08542.



PAUL A. VOLCKER, Director since 1988 (current term expires April, 2000). Chairman, Committee on Dividends; Member, Executive Committee; Member, Committee on Nominations and Corporate Governance. Consultant since 1996. Chairman, James
D. Wolfensohn, Inc. from 1988 to 1996. Chief Executive Officer, James D. Wolfensohn, Inc. from 1995 to 1996. Mr. Volcker is also a public member of the Board of Governors of the American Stock Exchange, a member of the Board of Overseers of TIAA-CREF, and a director of Nestle, S.A., UAL Corporation, and Bankers Trust New York Corporation. Age 70. Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.



JOSEPH H. WILLIAMS, Director since 1994 (current term expires April, 2002). Member, Committee on Dividends; Member, Auditing Committee. Director, The Williams Companies since 1971. Chairman and Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of Flint Industries, The Orvis Company, and MTC Investors, LLC. Age 64. Address: One Williams Center, Tulsa, OK 74172.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA



                               PRINCIPAL OFFICERS



ARTHUR F. RYAN, Chairman, President and Chief Executive Officer since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation, New York, NY. Age 55.



E. MICHAEL CAULFIELD, Chief Executive Officer, Prudential Investments since 1996; Chief Executive Officer, Money Management Group from 1995 to 1996; prior to 1995, President, Prudential Preferred Financial Services. Age 51.



MICHELE S. DARLING, Executive Vice President, Human Resources since 1997; prior to 1997, Executive Vice President, Canadian Imperial Bank of Commerce, Toronto, Canada. Age 44.



ROBERT C. GOLDEN, Executive Vice President, Corporate Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities, New York, NY. Age 51.



MARK B. GRIER, Executive Vice President, Financial Management since 1997; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation, New York, NY. Age 44.



RODGER A. LAWSON, Executive Vice President, Marketing and Planning since 1996; President and CEO, Van Eck Global, New York, NY, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company, New York, NY. Age 50.



JOHN V. SCICUTELLA, Chief Executive Officer, Individual Insurance Group since 1997; Executive Vice President Operations and Systems from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 48.



JOHN R. STRANGFELD, Executive Vice President, Private Asset Management Group
(PAMG) since 1998; President, PAMG, from 1996 to 1998; prior to 1996, Senior Managing Director. Age 44.



R. BROCK ARMSTRONG, Senior Vice President, Individual Insurance Development since 1997; prior to 1997, Executive Vice President, London Life Insurance Company, London, Canada. Age 50.



JAMES J. AVERY, JR., Senior Vice President and Chief Actuary since 1997; President Prudential Select from 1995 to 1997; prior to 1995, Chief Financial Officer, Prudential Select. Age 46.



MARTIN A. BERKOWITZ, Senior Vice President and Comptroller since 1995; prior to 1995, Senior Vice President and CFO, Prudential Investment Corporation. Age 48.



WILLIAM M. BETHKE, Chief Investment Officer since 1997; prior to 1997, Senior Vice President. Age 50.



RICHARD J. CARBONE, Senior Vice President and Chief Financial Officer since 1997. Controller, Salomon Brothers, New York, NY, from 1995 to 1997; prior to 1995, Controller, Bankers Trust, New York, NY. Age 50.



LEO J. CORBETT, Senior Vice President, Individual Insurance Marketing since 1997; prior to 1997, Managing Director, Lehman Brothers, New York, NY. Age 49.



MARK R. FETTING, President, Prudential Retirement Services since 1996; prior to 1996, President, Prudential Defined Contribution Services. Age 43.



WILLIAM D. FRIEL, Senior Vice President and Chief Information Officer since 1993. Age 59.



JONATHAN M. GREENE, President, Investment Management since 1996; prior to 1996, Vice President, T. Rowe Price, Baltimore, MD. Age 54.



JEAN D. HAMILTON, President, Diversified Group since 1995; prior to 1995, President, Prudential Capital Group. Age 51.



RONALD P. JOELSON, Senior Vice President, Guaranteed Products since 1997; President, Prudential Investments Guaranteed Products from 1996 to 1998; prior to 1996, Managing Director, Enterprise Planning Unit. Age 40.



IRA J. KLEINMAN, Executive Vice President, International Insurance Group, since 1997; prior to 1997, Senior Vice President. Age 51.



NEIL A. McGUINNESS, Senior Vice President, Marketing, Prudential Investments, since 1996; prior to 1996, Managing Director, Putnam Investments, Boston, MA. Age 51.

PRISCILLA A. MYERS, Senior Vice President, Audit, Compliance and Investigation since 1995. Vice President and Auditor from 1989 to 1995. Age 48.



RICHARD O. PAINTER, President, Prudential Insurance & Financial Services since 1995; prior to 1995, Senior Vice President, New York Life, New York, NY. Age 50.



I. EDWARD PRICE, Senior Vice President and Actuary since 1995; prior to 1995, Chief Executive Officer, Prudential International Insurance. Age 55.



KIYOFUMI SAKAGUCHI, President, International Insurance Group since 1995; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 55.



BRIAN M. STORMS, President, Mutual Funds and Annuities, Prudential Investments since 1996; prior to 1996, Managing Director, Fidelity Investments, Boston. Age 43.



ROBERT J. SULLIVAN, Senior Vice President, Sales, Prudential Investments since 1997; prior to 1997, Managing Director, Fidelity Investments, Boston. Age 59.



SUSAN J. BLOUNT, Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 40.



C. EDWARD CHAPLIN, Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 41.


                    SALE OF GROUP VARIABLE ANNUITY CONTRACTS


Prudential offers the Contracts on a continuous basis through Corporate Office, regional home office and group sales office employees in those states in which the Contracts may be lawfully sold. It may also offer the Contracts through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are secured in any jurisdiction where such clearances may be necessary or desirable. During 1997, 1996 and 1995, Prudential received $9,628, $162,008 and $180,356, respectively, as sales charges in connection with the sale of these contracts. Prudential credited $151,753, $108,192 and $100,063, respectively to other broker-dealers in connection with such sales.


                                    EXPERTS


The condensed financial information included in the Prospectus and the financial statements in this Statement of Additional Information for the two year period ended December 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, as stated in their report appearing herein. Such financial statements and condensed financial information have been included in reliance upon the reports of Price Waterhouse LLP upon their authority as experts in accounting and auditing. The Committee approves the accountant's employment annually. Price Waterhouse LLP's business address is 1177 Avenue of the Americas, New York, NY 10036.



Financial statements for VCA-2 and Prudential, as of December 31, 1997, are included in this Statement of Additional Information, beginning at page 17.

                         FINANCIAL HIGHLIGHTS FOR VCA-2



               INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


                                                                YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------

                                                    1997       1996       1995       1994       1993
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME...............................  $  .2633   $  .2056   $  .2000   $  .1896   $  .2823
------------------------------------------------------------------------------------------------------
EXPENSES
  For investment management fee.................     .0284      .0215      .0170      .0151      .0138
  For assuming mortality and expense risks......     .0850      .0646      .0511      .0453      .0412
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME...........................     .1499      .1195      .1319      .1292      .2273
------------------------------------------------------------------------------------------------------
CAPITAL CHANGES
  Net realized gain on investments..............    4.7245     2.3368     1.5228     1.0028     1.1147
  Net unrealized appreciation (depreciation) of
     investments................................    1.3843     1.7641     1.7558    (1.2955)     .9803
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN ACCUMULATION UNIT
  VALUE.........................................    6.2587     4.2204     3.4105     (.1635)    2.3223
------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
  Beginning of year.............................   19.6241    15.4037    11.9932    12.1567     9.8344
------------------------------------------------------------------------------------------------------
  End of year...................................  $25.8828   $19.6241   $15.4037   $11.9932   $12.1567
------------------------------------------------------------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS**.......      .50%       .50%       .50%       .50%       .50%
------------------------------------------------------------------------------------------------------
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
  ASSETS**......................................      .70%       .69%       .96%      1.07%      2.06%
------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.........................       47%        53%        42%        37%        47%
------------------------------------------------------------------------------------------------------
AVERAGE COMMISSION RATE PER SHARE...............  $  .0548   $  .0543        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------
NUMBER OF ACCUMULATION UNITS OUTSTANDING
  for Participants at end of year (000
  omitted)......................................    28,643     30,548     31,600     32,624     32,968
------------------------------------------------------------------------------------------------------



 * Calculated by accumulating the actual per unit amounts daily.


** These calculations exclude Prudential's equity in VCA-2.



The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants' Accumulation Accounts by a number of Accumulation Units equal in value to the charge.



                       SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL STATEMENTS OF VCA-2



                STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1997


       COMMON STOCK                            VALUE
       INVESTMENTS             SHARES        [NOTE 2A]
--------------------------------------------------------

AEROSPACE/DEFENSE--2.8%
Doncasters PLC (ADR)
  (United Kingdom)+.......      185,700    $  3,922,912
Gen Corp. ................      375,000       9,375,000
Litton Industries,
  Inc.+...................      116,600       6,704,500
Primex Technologies.......       61,100       2,062,125
                                           ------------
                                             22,064,537
--------------------------------------------------------
AUTOS & TRUCKS--2.3%
Borg-Warner Automotive,
  Inc. ...................      192,700      10,020,400
Lear Corp.+...............       90,300       4,289,250
Tower Automotive, Inc.+...       94,400       3,970,700
                                           ------------
                                             18,280,350
--------------------------------------------------------
CHEMICALS--7.5%
Agrium, Inc. .............      618,300       7,535,531
Boc Group PLC (ADR)
  (United Kingdom)........      127,600       4,202,825
Chemfirst, Inc.+..........      214,400       6,056,800
Cytec Industries, Inc.+...      118,700       5,571,481
Dow Chemical Co...........       56,900       5,775,350
Imperial Chemical
  Industries (ADR) (United
  Kingdom)................       62,900       4,084,569
Mississippi Chemical
  Corp. ..................      420,714       7,678,030
Olin Corp. ...............      132,200       6,196,875
Solutia, Inc. ............      182,700       4,875,806
Spartech Corp. ...........      189,800       2,870,725
Union Carbide.............       97,600       4,190,700
                                           ------------
                                             59,038,692
--------------------------------------------------------
COMPUTER RELATED--0.3%
Digital Equipment
  Corp.+..................       62,600       2,316,200
--------------------------------------------------------
CONSUMER SERVICES--3.0%
Archer-Daniels-Midland
  Co. ....................      112,135       2,431,928
Hilton Hotels Corp.+......      125,400       3,730,650
Ogden Corp. ..............      163,900       4,619,931
RFS Hotel Investors,
  Inc.+...................      204,200       4,071,237
360 Communications Co.+...      192,800       3,892,150
Whitman Corp. ............      169,000       4,404,562
                                           ------------
                                             23,150,458
--------------------------------------------------------
CONTAINERS AND PACKAGING--2.8%
ACX Technologies, Inc.+...      135,100       3,301,506
Alltrista Corp.+..........      247,600       7,025,650
AptarGroup, Inc. .........       91,000       5,050,500
U.S. Can Corp.+...........      380,600       6,422,625
                                           ------------
                                             21,800,281
--------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
Belden, Inc. .............      148,900       5,248,725
--------------------------------------------------------
ELECTRONICS--3.6%
Anixter International,
  Inc.+...................      193,000       3,184,500
Dallas Semiconductor
  Corp. ..................      182,400       7,432,800
Marshall Industries+......      224,300       6,729,000



--------------------------------------------------------
       COMMON STOCK                            VALUE
       INVESTMENTS             SHARES        [NOTE 2A]
ELECTRONICS--CONTINUED
Methode Electronics, Inc.
  (Class 'A' Stock).......      164,100    $  2,666,625
Pioneer Standard
  Electronics, Inc. ......      528,800       8,064,200
                                           ------------
                                             28,077,125
--------------------------------------------------------
ENGINEERING & CONSTRUCTION--4.2%
American Standard
  Companies, Inc.+........      113,500       4,348,469
Apogee Enterprises,
  Inc.+...................       51,500         611,562
Cameron Ashley Building
  Products+...............      172,600       2,891,050
Giant Cement Holding,
  Inc.+...................      400,000       9,250,000
Gradall Industries,
  Inc.+...................      373,500       6,162,750
Texas Industries, Inc. ...      215,500       9,697,500
                                           ------------
                                             32,961,331
--------------------------------------------------------
EXPLORATION & PRODUCTION--4.6%
Cabot Oil & Gas Corp. ....      216,600       4,210,162
Comstock Resources,
  Inc.+...................      233,000       2,781,437
Occidental Petroleum
  Corp. ..................      231,400       6,782,912
Oryx Energy Co.+..........      335,600       8,557,800
Pioneer Natural Resources
  Co. ....................      271,800       7,865,212
Seagull Energy Corp.+.....       61,200       1,262,250
Vintage Petroleum,
  Inc. ...................      249,400       4,738,600
                                           ------------
                                             36,198,373
--------------------------------------------------------
FINANCIAL SERVICES--2.5%
Financial Security
  Assurance Holdings
  Corp. ..................      195,500       9,432,875
Morgan Stanley Dean Witter
  Discover & Co. .........       12,100         715,412
Travelers Group, Inc. ....      176,599       9,514,271
                                           ------------
                                             19,662,558
--------------------------------------------------------
HEALTHCARE--2.1%
Columbia HCA Healthcare...      146,500       4,340,062
Mallinckrodt, Inc. .......      106,300       4,039,400
Tenet Healthcare Corp.+...      255,700       8,470,063
                                           ------------
                                             16,849,525
--------------------------------------------------------
HOUSING RELATED--2.1%
Furniture Brands
  International, Inc.+....      331,000       6,785,500
Owens Corning Fiberglass
  Corp. ..................      124,300       4,241,738
Triangle Pacific Corp.+...      152,800       5,176,100
                                           ------------
                                             16,203,338
--------------------------------------------------------
INSURANCE--9.2%
Allied Group, Inc. .......      233,925       6,696,103
Lincoln National Corp. ...      136,200      10,640,625
Loews Corp. ..............       35,400       3,756,825
MMI Companies, Inc. ......      270,112       6,786,554



                       SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL STATEMENTS OF VCA-2



                STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1997


       COMMON STOCK                            VALUE
       INVESTMENTS             SHARES        [NOTE 2A]
--------------------------------------------------------

INSURANCE--CONTINUED
NAC Re Corp. .............      258,900    $ 12,637,556
Reinsurance Group of
  America.................      172,950       7,361,184
Safeco Corp.+.............       86,500       4,216,875
Trenwick Group, Inc. .....      250,000       9,406,250
W.R. Berkley Corp. .......      247,500      10,859,063
                                           ------------
                                             72,361,035
--------------------------------------------------------
LEISURE--2.4%
Darden Restaurants,
  Inc. ...................      638,200       7,977,500
Servico, Inc.+............      320,600       5,410,125
Sonic Corp.+..............      185,000       5,203,125
                                           ------------
                                             18,590,750
--------------------------------------------------------
MACHINERY--5.8%
Allied Products Corp. ....      341,250       8,190,000
Applied Power Inc. (Class
  'A' Stock)..............      110,400       7,617,600
Columbus McKinnon Corp. ..      224,900       5,453,825
Denison International,
  PLC - (ADR) (United
  Kingdom)+...............      136,200       2,349,450
Hardinge, Inc. ...........      198,800       7,405,300
Harnischfeger Industries,
  Inc. ...................      270,200       9,541,438
Ingersoll-Rand Co.+.......      113,500       4,596,750
                                           ------------
                                             45,154,363
--------------------------------------------------------
MEDIA--9.2%
Century Communications
  Corp. (Class 'A'
  Stock)+.................      950,000       9,262,500
Comcast Corp. (Class 'A'
  Stock)..................      182,600       5,820,375
Comcast Corp. (Class 'A'
  Stock) Special..........      318,626      10,056,633
Cox Communication, Inc.
  (Class 'A' Stock)+......      145,587       5,832,579
Harcourt General, Inc. ...      116,000       6,351,000
Tele-Communications, Inc.
  Liberty Media Group
  (Series A)+.............      190,300       6,898,375
Time Warner, Inc. ........      117,400       7,278,800
U.S. West Media Group+....      497,300      14,359,538
Viacom, Inc. (Class B
  Stock)+.................      150,000       6,215,625
                                           ------------
                                             72,075,425
--------------------------------------------------------
METALS--3.9%
The Carbide/Graphite
  Group, Inc.+............      407,400      13,749,750
Cleveland Cliffs, Inc.+...      102,000       4,672,875
Reliance Steel and
  Aluminum................      210,000       6,247,500
UCAR International,
  Inc.+...................      153,600       6,134,400
                                           ------------
                                             30,804,525
--------------------------------------------------------



--------------------------------------------------------
       COMMON STOCK                            VALUE
       INVESTMENTS             SHARES        [NOTE 2A]
MISCELLANEOUS-INDUSTRIAL--11.5%
Clarcor, Inc. ............      185,300    $  5,489,513
Coltec Industries,
  Inc.+...................      294,200       6,821,763
Crane Co. ................      149,800       6,497,575
Flowserve Corp. ..........      232,971       6,508,627
Global Industrial
  Technologies, Inc.+.....      477,000       8,079,188
Harsco Corp. .............      101,300       4,368,563
Idex Corp. ...............      102,600       3,578,175
Mark IV Industries,
  Inc. ...................      305,087       6,673,778
Pentair, Inc. ............      125,400       4,506,563
PPG Industries, Inc. .....      117,800       6,729,325
Regal Beloit Corp. .......      181,100       5,353,769
United Dominion
  Industries, Ltd. .......      398,100      10,076,906
Varian Associates,
  Inc. ...................       83,800       4,237,138
Wolverine Tube, Inc.+.....      373,800      11,587,800
                                           ------------
                                             90,508,683
--------------------------------------------------------
PAPER PRODUCTS--1.3%
Boise Cascade Corp. ......      106,400       3,218,600
Georgia Pacific Corp.
  (Georgia - PAC Group)...        6,700         407,025
Georgia Pacific Corp.
  (Timber - Group)+.......        6,700         152,006
International Paper
  Co. ....................       90,400       3,898,500
Louisiana Pacific
  Corp. ..................      151,900       2,886,100
                                           ------------
                                             10,562,231
--------------------------------------------------------
RAILROADS--4.2%
Burlington Northern Santa
  Fe......................       79,700       7,407,119
CSX Corp. ................       92,400       4,989,600
Greenbrier Companies,
  Inc. ...................      254,100       4,399,106
Illinois Central Corp. ...      193,500       6,591,094
Union Pacific Corp. ......       67,200       4,195,800
Varlen Corp. .............      213,683       5,238,555
                                           ------------
                                             32,821,274
--------------------------------------------------------
REGIONAL BANKS--3.7%
Banc One Corp. ...........       72,800       3,953,950
First Chicago NBD
  Corp. ..................       99,480       8,306,580
First Commerce
  Corporation.............        6,300         423,675
Norwest Corp. ............      311,800      12,043,275
PNC Bank Corp. ...........       69,000       3,937,313
                                           ------------
                                             28,664,793
--------------------------------------------------------
RETAIL--3.9%
BJ's Wholesale Club,
  Inc.+...................      139,000       4,361,125
Food Lion, Inc. (Class 'A'
  Stock)..................      410,900       3,466,969
Food Lion, Inc. (Class 'B'
  Stock)..................      137,500       1,134,375
Haverty Furniture,
  Inc. ...................      600,000       8,100,000
The Limited, Inc. ........      209,200       5,334,600



                       SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL STATEMENTS OF VCA-2



                STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1997


       COMMON STOCK                            VALUE
       INVESTMENTS             SHARES        [NOTE 2A]
--------------------------------------------------------

RETAIL--CONTINUED
Officemax, Inc.+..........      212,400    $  3,026,700
Toys R Us+................      156,700       4,926,256
                                           ------------
                                             30,350,025
--------------------------------------------------------
SPECIALTY CHEMICALS--3.6%
Cambrex Corp. ............      148,500       6,831,000
Ferro Corp. ..............      271,500       6,600,844
French Fragances, Inc.+...      400,000       3,650,000
Great Lakes Chemical,
  Corp. ..................       82,100       3,684,238
Lilly Industries, Inc. ...      102,300       2,109,938
OM Group, Inc. ...........      150,000       5,493,750
                                           ------------
                                             28,369,770
--------------------------------------------------------
TRUCKING/SHIPPING--0.8%
Interpool, Inc. ..........      199,400       2,953,613
Pittston Burlington
  Group...................      123,400       3,239,250
                                           ------------
                                              6,192,863
--------------------------------------------------------
TOTAL COMMON STOCKS INVESTMENT--98.0%
  (Cost: $554,595,006)....                  768,307,230
--------------------------------------------------------
                             PRINCIPAL
  SHORT-TERM INVESTMENT        AMOUNT
REPURCHASE AGREEMENT--1.9%
J.P. Morgan Securities, Inc., 5.74%
  Due 1/02/98, Amount
  Due - $15,075,805
  (collateralized by
  $15,414,957, U.S.
  Treasury Bonds, 13.75%,
  Due 8/15/04) (Cost
  $15,071,000)............  $15,071,000      15,071,000
--------------------------------------------------------
TOTAL INVESTMENTS--99.9%
  (Cost $569,666,006).....                  783,378,230
--------------------------------------------------------


                                               VALUE
  SHORT-TERM INVESTMENT                      [NOTE 2A]
--------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES
  Cash..................................   $        832
  Dividends and Interest Receivable.....        717,099
  Receivable for Investments Sold.......      4,230,876
  Payable for Pending Capital
    Transactions........................     (1,963,601)
  Payable for Investments Purchased.....     (2,509,980)
--------------------------------------------------------
TOTAL OTHER ASSETS,
LESS LIABILITIES--0.1%..................        475,226
--------------------------------------------------------
NET ASSETS--100%..........                 $783,853,456
--------------------------------------------------------
NET ASSETS, REPRESENTING:
Equity of Participants
  (other than Annuitants)
  28,643,154 Accumulation
  Units at an Accumulation
  Unit Value of
  $25.8828................                 $741,364,935
Equity of Annuitants......                   36,178,643
Equity of Prudential
  Insurance Company of
  America.................                    6,309,878
--------------------------------------------------------
                                           $783,853,456
--------------------------------------------------------



The following abbreviations are used in portfolio descriptions:



ADR   --  American Depository Receipts
PLC   --  Public Limited Company
+ Non-income producing Security



                       SEE NOTES TO FINANCIAL STATEMENTS

                         FINANCIAL STATEMENTS OF VCA-2



                            STATEMENT OF OPERATIONS


-------------------------------------------------------------------------------
                         YEAR ENDED                           DECEMBER 31, 1997

-------------------------------------------------------------------------------
INVESTMENT INCOME [NOTE 2B]
  Dividends.................................................    $  6,840,490
  Interest..................................................       1,395,390
-------------------------------------------------------------------------------
TOTAL INCOME................................................       8,235,880
-------------------------------------------------------------------------------
EXPENSES [NOTE 3]
  Fees Charged to Participants and Annuitants for Investment
     Management Services....................................         868,606
  Fees Charged to Participants (other than Annuitants) for
     Assuming Mortality and Expense Risks...................       2,482,789
-------------------------------------------------------------------------------
TOTAL EXPENSES..............................................       3,351,395
-------------------------------------------------------------------------------
INVESTMENT INCOME--NET......................................       4,884,485
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS--NET [NOTE 2B]
  Realized Gain on Investments--Net.........................     147,369,906
  Increase in Unrealized Appreciation on Investments--Net...      43,649,467
-------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS.....................................     191,019,373
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $195,903,858
-------------------------------------------------------------------------------



                      STATEMENTS OF CHANGES IN NET ASSETS


---------------------------------------------------------------------------------------------------
                         YEAR ENDED                           DECEMBER 31, 1997   DECEMBER 31, 1996

---------------------------------------------------------------------------------------------------
OPERATIONS
  Investment Income--Net....................................    $  4,884,485        $  4,143,434
  Realized Gain on Investments--Net [Note 2B]...............     147,369,906          77,378,955
  Increase In Unrealized Appreciation on Investments--Net
     [Note 2B]..............................................      43,649,467          61,960,118
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     195,903,858         143,482,507
---------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS [NOTES 3 & 5]
  Purchase Payments and Transfers In........................      37,581,652          34,187,009
  Withdrawals and Transfers Out.............................     (80,261,096)        (54,140,871)
  Annual Administration Charges Deducted from Participants'
     Accumulation Accounts..................................         (28,266)            (30,477)
  Mortality and Expense Risk Charges Deducted from
     Annuitants' Accounts...................................        (123,028)            (99,600)
  Variable Annuity Payments.................................      (4,174,661)         (3,459,550)
---------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS..............................................     (47,005,399)        (23,543,489)
---------------------------------------------------------------------------------------------------
NET INCREASE/DECREASE IN NET ASSETS RESULTING FROM SURPLUS
  TRANSFERS [NOTE 6]........................................          78,656            (235,290)
---------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS................................     148,977,115         119,703,728
  NET ASSETS
     Beginning of Year......................................     634,876,341         515,173,613
---------------------------------------------------------------------------------------------------
     End of Year............................................    $783,853,456        $634,876,341
---------------------------------------------------------------------------------------------------



                       SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS OF VCA-2

--------------------------------------------------------------------------------


NOTE 1:     GENERAL
            The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (Prudential) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. Its investments are composed primarily of common stocks. All contractual and other obligations arising under contracts participating in VCA-2 (Contracts) are general obligations of Prudential, although Participants' payments from the Account will depend upon the investment experience of the Account.



NOTE 2:     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



            A. SECURITIES VALUATION



            EQUITY SECURITIES
            Any security for which the primary market is on an exchange is generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. Eastern time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. Nasdaq National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Portfolio securities for which market quotations are not readily available will be valued at fair value as determined in good faith under the direction of the Account's Pricing Committee.



            FIXED INCOME SECURITIES
            Fixed income securities will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by an independent pricing service.



            SHORT-TERM INVESTMENTS
            Short-term investments having maturities of sixty days or less are valued at amortized cost, which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accrual of discount or amortization of premium to maturity.



            B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
            Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership in VCA-2. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.



            C. TAXES
            The operations of VCA-2 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.



            D. EQUITY OF ANNUITANTS
            Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV)Table, as adjusted, and a valuation interest rate related to the Assumed Investment Result
            (AIR). The valuation interest rate is equal to the AIR less .5% which is a charge defined in Note 3A. The AIRs are selected by each Contract-holder and are described in the prospectus.

NOTES TO FINANCIAL STATEMENTS OF VCA-2

--------------------------------------------------------------------------------


NOTE 3:     CHARGES
            A. Prudential acts as investment manager for VCA-2 under an agreement for Investment Management Services. The expenses charged to VCA-2 consist of the following contract charges which are paid to Prudential:



                      (i) An investment management fee is calculated daily at an effective annual rate of 0.125% of the current value of the accounts of Participants (other than Annuitants and Prudential). An equivalent charge is made monthly in determining the amount of Annuitants' payments.



                     (ii) A daily charge for assuming mortality and expense
                          risks is calculated at an effective annual rate of 0.375% of the current value of the accounts of Participants (other than Annuitants and Prudential). An equivalent charge is made monthly in determining the amount of Annuitants' payments.



            B. An annual administration charge of not more than $30 annually, is deducted from the accumulation account of certain Participants either time of withdrawal of the value of the entire Participant's account or at the end of the accounting year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.



            C. A charge of 2.5% for sales and other marketing expenses is made from certain Participant's purchase payments. For the year ended December 31, 1997, Prudential has advised the account it has received $9,628 for such charges.



NOTE 4:     PURCHASES AND SALES OF PORTFOLIO SECURITIES
            For the year ended December 31, 1997, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $333,425,286 and $373,986,242 respectively.



NOTE 5:     UNIT TRANSACTIONS
            The number of Accumulation Units issued and redeemed for the years ended December 31, 1997 and 1996 is as follows:


                                           1997        1996
--------------------------------------------------------------

Units issued...........................  4,486,054   4,133,210
--------------------------------------------------------------
Units redeemed.........................  6,391,015   5,185,531
--------------------------------------------------------------



NOTE 6: NET INCREASE/DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS The increase/decrease in net assets resulting from surplus transfers represents the net additions/ reductions from the equity of Prudential from VCA-2.



NOTE 7:     RELATED PARTY TRANSACTIONS
            For the year ended December 31, 1997, Prudential Securities Incorporated, an indirect, wholly owned subsidiary of Prudential, earned $17,671 in brokerage commissions from portfolio transactions executed on behalf of VCA-2.



NOTE 8:     PARTICIPANT LOANS
            Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.



            For the years ended December 31, 1997 and 1996, $18,529 and $36,354 of participant loan principal and interest has been paid to VCA-2, respectively.



This report is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2), (Long Term Growth Account, or the Account). It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Prudential Investment Management Services LLC, Distributor, is an affiliate of The Prudential Insurance Company of America. VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Committee and Participants


of The Prudential Variable Contract Account-2


of The Prudential Insurance Company of America



In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Variable Contract Account-2 of The Prudential Insurance Company of America (the "Account") at December 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years in the period ended December 31, 1995 were audited by other independent accountants whose report thereon dated February 15, 1996 expressed an unqualified opinion on those financial highlights.



Price Waterhouse LLP


New York, New York


February 18, 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS
                       ---------------------------------


March 5, 1998

To the Board of Directors and Policyholders of The Prudential Insurance Company of America

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in equity and of cash flows present fairly, in all material respects, the financial position of The Prudential Insurance Company of America and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
The Prudential Insurance Company of America
Newark, New Jersey

We have audited the accompanying consolidated statements of operations, changes in equity, and cash flows of The Prudential Insurance Company of America and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated statements of operations, changes in equity, and cash flows present fairly, in all material respects, the results of operations and cash flows of The Prudential Insurance Company of America and subsidiaries for the year ended December 31, 1995 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
June 4, 1997


                                         THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                        CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
                                          DECEMBER 31, 1997 AND 1996 (IN MILLIONS)

                                                                                                   1997               1996
                                                                                                -----------        -----------
ASSETS
  Fixed maturities:
    Available for sale, at fair value (amortized cost, 1997: $71,496; 1996: $64,545) .......... $    75,270        $    66,553
    Held to maturity, at amortized cost (fair value, 1997: $19,894; 1996: $21,362) ............      18,700             20,403
  Trading account assets, at fair value........................................................       6,044              4,219
  Equity securities, available for sale, at fair value (cost, 1997: $2,376; 1996: $2,103) .....       2,810              2,622
  Mortgage loans on real estate ...............................................................      16,004             17,097
  Investment real estate ......................................................................       1,519              2,586
  Policy loans ................................................................................       6,827              6,692
  Securities purchased under agreements to resell .............................................       8,661              5,347
  Cash collateral for borrowed securities .....................................................       5,047              2,416
  Short-term investments ......................................................................      12,106              9,294
  Other long-term investments .................................................................       3,360              2,995
                                                                                                -----------        -----------
    Total investments .........................................................................     156,348            140,224

  Cash ........................................................................................       3,636              2,091
  Deferred policy acquisition costs ...........................................................       5,994              6,291
  Accrued investment income ...................................................................       1,909              1,828
  Receivables from broker-dealer clients ......................................................       6,273              5,281
  Other assets ................................................................................      11,276              9,990
  Separate Account assets .....................................................................      74,046             63,358
                                                                                                -----------        -----------
TOTAL ASSETS .................................................................................. $   259,482        $   229,063
                                                                                                ===========        ===========

LIABILITIES AND EQUITY

LIABILITIES
  Future policy benefits ...................................................................... $    65,581        $    63,955
  Policyholders' account balances .............................................................      32,941             36,009
  Other policyholders' liabilities ............................................................       6,659              6,043
  Policyholders' dividends ....................................................................       1,269                714
  Securities sold under agreements to repurchase ..............................................      12,347              7,503
  Cash collateral for loaned securities .......................................................      14,117              8,449
  Short-term debt .............................................................................       6,774              6,562
  Long-term debt ..............................................................................       4,273              3,760
  Income taxes payable ........................................................................         500              1,544
  Payables to broker-dealer clients ...........................................................       3,338              3,018
  Securities sold but not yet purchased .......................................................       3,533              1,900
  Other liabilities ...........................................................................      14,774              8,238
  Separate Account liabilities ................................................................      73,658             62,845
                                                                                                -----------        -----------
    TOTAL LIABILITIES .........................................................................     239,764            210,540
                                                                                                ===========        ===========

COMMITMENTS AND CONTINGENCIES (SEE NOTES 12, 13 AND 14)

EQUITY
  Retained earnings ...........................................................................      18,051             17,443
  Net unrealized investment gains .............................................................       1,752              1,136
  Foreign currency translation adjustments ....................................................         (85)               (56)
                                                                                                -----------        -----------
    TOTAL EQUITY ..............................................................................      19,718             18,523
                                                                                                -----------        -----------
TOTAL LIABILITIES AND EQUITY .................................................................. $   259,482        $   229,063
                                                                                                ===========        ===========


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS




                                         THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                            CONSOLIDATED STATEMENTS OF OPERATIONS
                                 YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)

                                                                                    1997            1996             1995
                                                                                ------------     -----------      -----------
REVENUES
  Premiums .................................................................... $     18,534     $    18,962      $    19,783
  Policy charges and fee income ...............................................        1,828           1,912            1,824
  Net investment income .......................................................        9,863           9,742           10,178
  Realized investment gains, net ..............................................        2,187           1,138            1,503
  Commissions and other income ................................................        4,661           4,521            3,952
                                                                                ------------     -----------      -----------
    Total revenues ............................................................       37,073          36,275           37,240
                                                                                ------------     -----------      -----------

BENEFITS AND EXPENSES
  Policyholders' benefits .....................................................       18,208          19,306           19,470
  Interest credited to policyholders' account balances ........................        2,043           2,251            2,739
  Dividends to policyholders ..................................................        2,429           2,339            2,317
  General and administrative expenses .........................................       11,926          10,875           10,345
  Sales practice remediation costs ............................................        1,640             410               --
                                                                                ------------     -----------      -----------
    Total benefits and expenses ...............................................       36,246          35,181           34,871
                                                                                ------------     -----------      -----------

INCOME FROM OPERATIONS BEFORE INCOME TAXES ....................................          827           1,094            2,369
                                                                                ------------     -----------      -----------
  Income taxes
    Current ...................................................................          (46)            406            1,293
    Deferred ..................................................................          263            (390)            (167)
                                                                                ------------     -----------      -----------
                                                                                         217              16            1,126
                                                                                ------------     -----------      -----------

NET INCOME .................................................................... $        610     $     1,078      $     1,243
                                                                                ============     ===========      ===========

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
           YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)



                                                                      FOREIGN           NET
                                                                      CURRENCY       UNREALIZED
                                                     RETAINED       TRANSLATION      INVESTMENT        TOTAL
                                                     EARNINGS       ADJUSTMENTS        GAINS           EQUITY
                                                    ---------       -----------      ----------      ---------
BALANCE, JANUARY 1, 1995 ........................   $  15,126       $     (42)       $      16       $  15,100
  Net income ....................................       1,243              --               --           1,243
  Change in foreign currency translation
    adjustments .................................          --              18               --              18
  Change in net unrealized investment gains .....          --              --            2,381           2,381
                                                    ---------       ---------        ---------       ---------

BALANCE, DECEMBER 31, 1995 ......................      16,369             (24)           2,397          18,742
  Net income ....................................       1,078              --               --           1,078
  Change in foreign currency translation
    adjustments .................................          --             (32)              --             (32)
  Change in net unrealized investment gains .....          --              --           (1,261)         (1,261)
  Additional pension liability adjustment .......          (4)             --               --              (4)
                                                    ---------       ---------        ---------       ---------

BALANCE, DECEMBER 31, 1996 ......................      17,443             (56)           1,136          18,523
  Net income ....................................         610              --               --             610
  Change in foreign currency translation
    adjustments .................................          --             (29)              --             (29)
  Change in net unrealized investment gains .....          --              --              616             616
  Additional pension liability adjustment .......          (2)             --               --              (2)
                                                    ---------       ---------        ---------       ---------
BALANCE, DECEMBER 31, 1997 ......................   $  18,051       $     (85)       $   1,752       $  19,718
                                                    =========       =========        =========       =========

                             SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
           YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)


                                                                        1997             1996             1995
                                                                     ----------        ---------        ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income .....................................................   $     610         $   1,078        $   1,243
  Adjustments to reconcile net income to
   net cash provided by operating activities:
    Realized investment gains, net ...............................      (2,187)           (1,138)          (1,503)
    Policy charges and fee income ................................        (258)             (208)            (201)
    Interest credited to policyholders' account balances .........       2,043             2,128            2,616
    Depreciation and amortization ................................         258               266              398
    Other, net ...................................................       4,681            (1,180)          (2,628)
    Loss (gain) on divestitures ..................................        --                (116)             297
    Change in:
      Deferred policy acquisition costs ..........................         143              (122)            (214)
      Policy liabilities and insurance reserves ..................       2,477             2,471            2,382
      Securities purchased under agreements to resell ............      (3,314)             (217)             461
      Trading account assets .....................................      (1,825)             (433)           2,579
      Income taxes receivable/payable ............................      (1,391)             (937)             194
      Cash collateral for borrowed securities ....................      (2,631)             (332)              25
      Broker-dealer client receivables/payables ..................        (672)             (607)            (420)
      Securities sold but not yet purchased ......................       1,633               251             (225)
      Securities sold under agreements to repurchase .............       4,844              (490)            (712)
                                                                     ---------         ---------        ---------
       CASH FLOWS FROM OPERATING ACTIVITIES ......................   $   4,411         $     414        $   4,292
                                                                     ---------         ---------        ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity of:
   Fixed maturities, available for sale ..........................   $ 123,550         $ 123,368        $  97,084
   Fixed maturities, held to maturity ............................       4,042             4,268            3,767
   Equity securities, available for sale .........................       2,572             2,162            2,370
   Mortgage loans on real estate .................................       4,299             5,731            5,553
   Investment real estate ........................................       1,842               615              435
   Other long-term investments ...................................       5,081             3,203            3,385
   Divestitures ..................................................        --                  52              790
  Payments for the purchase of:
   Fixed maturities, available for sale ..........................    (129,854)         (125,093)        (101,197)
   Fixed maturities, held to maturity ............................      (2,317)           (2,844)          (6,803)
   Equity securities, available for sale .........................      (2,461)           (2,384)          (1,391)
   Mortgage loans on real estate .................................      (3,363)           (1,906)          (3,015)
   Investment real estate ........................................        (241)             (142)            (387)
   Other long-term investments ...................................      (4,148)           (2,060)          (1,849)
  Cash collateral for securities loaned (net) ....................       5,668             2,891            3,471
  Short-term investments (net) ...................................      (2,848)           (1,915)           2,793
                                                                     ---------         ---------        ---------
       CASH FLOWS FROM INVESTING ACTIVITIES ......................   $   1,822         $   5,946        $   5,006
                                                                     ---------         ---------        ---------

                              SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

              YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)


                                                                        1997              1996             1995
                                                                     ---------         ---------         ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account deposits ................................   $   5,020         $   2,799         $   2,724
  Policyholders' account withdrawals .............................      (9,873)           (8,099)           (9,164)
  Net increase(decrease) in short-term debt ......................         305               583            (3,077)
  Proceeds from the issuance of long-term debt ...................         324                93               763
  Repayments of long-term debt ...................................        (464)           (1,306)              (30)
                                                                     ---------         ---------         ---------

       CASH FLOWS USED IN FINANCING ACTIVITIES ...................      (4,688)           (5,930)           (8,784)
                                                                     ---------         ---------         ---------

NET INCREASE IN CASH .............................................       1,545               430               514

CASH, BEGINNING OF YEAR ..........................................       2,091             1,661             1,147
                                                                     ---------         ---------         ---------

CASH, END OF YEAR ................................................   $   3,636         $   2,091         $   1,661
                                                                     =========         =========         =========

SUPPLEMENTAL CASH FLOW INFORMATION:

Income taxes paid ................................................   $     968         $     793         $     430
                                                                     ---------         ---------         ---------

Interest paid ....................................................   $   1,243         $   1,404         $   1,413
                                                                     ---------         ---------         ---------


                                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS

    The Prudential Insurance Company of America and its subsidiaries (collectively, "the Company") provide insurance and financial services throughout the United States and many locations worldwide. Principal products and services provided include life and health insurance, annuities, pension and retirement related investments and administration, managed healthcare, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The consolidated financial statements include the accounts of the Prudential Insurance Company of America, a mutual life insurance company, and its subsidiaries, and those partnerships and joint ventures in which the Company has a controlling interest. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany balances and transactions have been eliminated.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

    INVESTMENTS

    FIXED MATURITIES classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity." The amortized cost of fixed maturities are written down to estimated fair value when considered impaired and the decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale," net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Net unrealized investment gains."

    TRADING ACCOUNT ASSETS are carried at estimated fair value.

    EQUITY SECURITIES, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Net unrealized investment gains."

     MORTGAGE LOANS ON REAL ESTATE are stated primarily at unpaid principal balances, net of unamortized discounts and allowance for losses on impaired loans. Impaired loans are identified by management as loans in which a probability exists that all amounts due according to the contractual terms of the loan agreement will not be collected. Impaired loans are measured based on the present value of expected future cash flows, discounted at the loan's effective interest rate or the fair value of the collateral, if the loan is collateral dependent. The Company's periodic evaluation of the adequacy of the allowance for losses is based on a number of factors, including past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans.

    Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues the accrual of interest on impaired loans after the loans are 90 days delinquent as to principal or interest or earlier when management has serious doubts about collectibility. When a loan is recognized as

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    impaired, any accrued but unpaid interest previously recorded on such loan is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where interest has been interrupted for a substantial period, a regular payment performance has been established.

    INVESTMENT REAL ESTATE, which the Company has the intent to hold for the production of income, is carried at depreciated cost less any write-downs to fair value for impairment losses. Depreciation on real estate is computed using the straight-line method over the estimated lives of the properties. Real estate to be disposed of is carried at the lower of depreciated cost or fair value less selling costs and is not depreciated once classified as such.

    POLICY LOANS are carried at unpaid principal balances.

    SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL AND SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased is monitored, and additional collateral is requested, where appropriate, to protect against credit exposure.

    SECURITIES BORROWED AND SECURITIES LOANED are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the Consolidated Statements of Financial Position. Substantially, all the Company's securities borrowed contracts are with other brokers and dealers, commercial banks and institutional clients. Substantially, all of the Company's securities loaned are with large brokerage firms.

    These transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

    SHORT-TERM INVESTMENTS, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are carried at amortized cost, which approximates fair value.

    OTHER LONG-TERM INVESTMENTS primarily represent the Company's investments in joint ventures and partnerships in which the Company does not have control and derivatives held for purposes other than trading. Joint venture and partnership investments are recorded using the equity method of accounting, reduced for other than temporary declines in value.

    REALIZED INVESTMENT GAINS, NET are computed using the specific identification method. Costs of fixed maturities and equity securities are adjusted for impairments considered to be other than temporary. Allowances for losses on mortgage loans on real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Unrealized gains and losses on trading account assets are included in "Commissions and other income."

    CASH

    Cash includes cash on hand, amounts due from banks, and money market instruments.

    DEFERRED POLICY ACQUISITION COSTS

    The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    For life insurance, deferred policy acquisition costs are amortized over the expected life of the contracts (up to 45 years) in proportion to estimated gross margins based on historical and anticipated future experience, which is updated periodically. The effect of changes in estimated gross margins is reflected in earnings in the period they are revised. Policy acquisition costs related to interest-sensitive products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 15 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated periodically. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

    For property and casualty contracts, deferred policy acquisition costs are amortized over the period in which related premiums are earned. Future investment income is considered in determining the recoverability of deferred policy acquisition costs.

    For disability insurance, health insurance, group life insurance and most group annuities, acquisition costs are expensed as incurred.

    POLICYHOLDERS' DIVIDENDS

    The amount of the dividends to be paid to policyholders is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

    SEPARATE ACCOUNT ASSETS AND LIABILITIES

    Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension fund and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

    INSURANCE REVENUE AND EXPENSE RECOGNITION

    Premiums from participating insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded using the net level premium method.

    Premiums from non-participating group annuities with life contingencies are generally recognized when due. For single premium immediate annuities and structured settlements, premiums are recognized when due with any excess profit deferred and recognized in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Amounts received as payment for interest sensitive investment contracts, deferred annuities and participating group annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, surrender charges and interest earned from the investment of these account balances. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

    For disability insurance, group life insurance, health insurance and property and casualty insurance, premiums are recognized over the period to which the premiums relate in proportion to the amount of insurance protection provided. Claim and claim adjustment expenses are recognized when incurred.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    FOREIGN CURRENCY TRANSLATION ADJUSTMENTS

    Assets and liabilities of foreign operations and subsidiaries reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to equity. The cumulative effect of changes in foreign exchange rates are included in "Foreign currency translation adjustments."

    COMMISSIONS AND OTHER INCOME

    Commissions and other income principally includes securities and commodities, commission revenues, asset management fees, investment banking revenue and realized and unrealized gains on trading account assets of the Company's broker-dealer subsidiary.

    DERIVATIVE FINANCIAL INSTRUMENTS

    Derivatives include swaps, forwards, futures, options and loan commitments subject to market risk, all of which are used by the Company in both trading and other than trading activities. Income and expenses related to derivatives used to hedge are recorded on the accrual basis as an adjustment to the carrying amount or to the yield of the related assets or liabilities over the periods covered by the derivative contracts. Gains and losses relating to early terminations of interest rate swaps used to hedge are deferred and amortized over the remaining period originally covered by the swap. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are deferred and utilized to adjust the basis of the transaction once it has closed. If it is determined that the transaction will not close, such gains and losses are included in "Realized investment gains, net."

    DERIVATIVES HELD FOR TRADING PURPOSES are used in the Company's securities broker-dealer business and in a limited-purpose swap subsidiary to meet the risk management needs of its customers by structuring transactions that allow customers to manage their exposure to interest rates, foreign exchange rates, indices or prices of securities and commodities and when possible, matched trading positions are established to minimize risk to the Company. Derivatives used for trading purposes are recorded at fair value as of the reporting date. Realized and unrealized changes in fair values are included in "Commissions and other income" in the period in which the changes occur.

    DERIVATIVES HELD FOR PURPOSES OTHER THAN TRADING are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

    INCOME TAXES

    The Company and its domestic subsidiaries file a consolidated federal income tax return. The Internal Revenue Code (the "Code") limits the amount of non-life insurance losses that may offset life insurance company taxable income. The Code also imposes an "equity tax" on mutual life insurance companies which, in effect, imputes an additional tax to the Company based on a formula that calculates the difference between stock and mutual insurance companies' earnings. Income taxes include an estimate for changes in the total equity tax to be paid for current and prior years. Subsidiaries operating outside the United States are taxed under applicable foreign statutes.

    Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion which management believes is more likely than not to be realized.

    NEW ACCOUNTING PRONOUNCEMENTS

    In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain provisions, including repurchase agreements, dollar rolls, securities lending and similar transactions. The Company will delay implementation with respect to those affected provisions. Adoption of SFAS 125 has not and will not have a material impact on the Company's results of operations, financial condition and liquidity.

    In June of 1997, FASB issued SFAS No. 130, "Reporting Comprehensive Income," which is effective for years beginning after December 15, 1997. This statement defines comprehensive income as "the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources, excluding investments by owners and distributions to owners" and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statement of Financial Position. In addition, reclassification of financial statements for earlier periods must be provided for comparative purposes.

    RECLASSIFICATIONS

    Certain amounts in the prior years have been reclassified to conform to current year presentation.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. INVESTMENTS


   FIXED MATURITIES AND EQUITY SECURITIES

   The following tables provide additional information relating to fixed maturities and equity securities (excluding trading account assets) as of December 31:


                                                                                     1997
                                                      ------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED        ESTIMATED
                                                           COST              GAINS            LOSSES         FAIR VALUE
                                                      --------------    --------------    --------------    ------------
FIXED MATURITIES AVAILABLE FOR SALE                                              (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........  $        9,755    $          783    $           --    $     10,538

Obligations of U.S. states and
   their political subdivisions.....................           1,375                93                --           1,468

Foreign government bonds............................           3,177               218                17           3,378

Corporate securities................................          49,997             2,601               144          52,454

Mortgage-backed securities..........................           6,828               210                 5           7,033

Other fixed maturities..............................             364                35                --             399
                                                      --------------    --------------    --------------    ------------
Total fixed maturities available for sale...........  $       71,496    $        3,940    $          166    $     75,270
                                                      ==============    ==============    ==============    ============
EQUITY SECURITIES AVAILABLE FOR SALE................  $        2,376    $          680    $          246    $      2,810
                                                      ==============    ==============    ==============    ============


                                                                                     1997
                                                      ------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED         ESTIMATED
                                                           COST              GAINS            LOSSES          FAIR VALUE
                                                      --------------    --------------    --------------    ------------
FIXED MATURITIES HELD TO MATURITY                                                (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........  $           88    $            -    $            -    $         88

Obligations of U.S. states and
  their political subdivisions......................             152                 4                 1             155

Foreign government bonds............................              33                 5                 -              38

Corporate securities................................          18,282             1,212                34          19,460

Mortgage-backed securities..........................               1                 -                 -               1

Other fixed maturities..............................             144                 8                 -             152
                                                      --------------    --------------    --------------    ------------
Total fixed maturities held to maturity.............  $       18,700    $        1,229    $           35    $     19,894
                                                      ==============    ==============    ==============    ============


                                         THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


3. INVESTMENTS (CONTINUED)

                                                                                     1996
                                                     -------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED         ESTIMATED
                                                           COST              GAINS            LOSSES          FAIR VALUE
                                                     ---------------    --------------    --------------    ------------
FIXED MATURITIES AVAILABLE FOR SALE                                              (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........  $       10,618    $          361    $           77    $     10,902

Obligations of U.S. states and
  their political subdivisions......................           1,104                29                 2           1,131

Foreign government bonds............................           2,814               137                12           2,939

Corporate securities................................          43,593             1,737               284          45,046

Mortgage-backed securities..........................           6,377               140                21           6,496

Other fixed maturities..............................              39                 1                 1              39
                                                     ---------------    --------------    --------------    ------------

Total fixed maturities available for sale........... $        64,545    $        2,405    $          397    $     66,553
                                                     ===============    ==============    ==============    ============

EQUITY SECURITIES AVAILABLE FOR SALE................ $         2,103    $          659    $          140    $      2,622
                                                     ===============    ==============    ==============    ============

                                                                                     1996
                                                     -------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED         ESTIMATED
                                                           COST              GAINS            LOSSES          FAIR VALUE
                                                     ---------------    --------------    --------------    ------------
FIXED MATURITIES HELD TO MATURITY                                                (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies......... $           309    $            3    $            6    $        306

Obligations of U.S. states and
  their political subdivisions......................               7                --                --               7

Foreign government bonds............................             162                11                --             173

Corporate securities................................          19,886             1,033                82          20,837

Mortgage-backed securities..........................              26                --                --              26

Other fixed maturities..............................              13                --                --              13
                                                     ---------------    --------------    --------------    ------------
Total fixed maturities held to maturity............. $        20,403    $        1,047    $           88    $     21,362
                                                     ===============    ==============    ==============    ============

                          INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. INVESTMENTS (CONTINUED)


   The amortized cost and estimated fair value of fixed maturities by contractual maturities at December 31, 1997, is shown below:

                                                            AVAILABLE FOR SALE                HELD TO MATURITY
                                                   --------------------------------    ------------------------------
                                                                       ESTIMATED                          ESTIMATED
                                                     AMORTIZED           FAIR               AMORTIZED       FAIR
                                                       COST              VALUE                COST          VALUE
                                                   --------------    --------------    --------------    ------------
                                                            (IN MILLIONS)                       (IN MILLIONS)
   Due in one year or less.......................  $        1,991    $        2,011    $          686    $        695
   Due after one year through five years.........          18,916            19,226             4,496           4,659
   Due after five years through ten years........          16,776            17,494             7,161           7,551
   Due after ten years...........................          26,985            29,506             6,356           6,988

   Mortgage-backed securities....................           6,828             7,033                 1               1
                                                   --------------    --------------    --------------    ------------
   Total.........................................  $       71,496    $       75,270    $       18,700    $     19,894
                                                   ==============    ==============    ==============    ============

   Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations

   Proceeds from the repayment of held to maturity fixed maturities during 1997, 1996 and 1995 were $4,042 million, $4,268 million, and $3,767 million, respectively. Gross gains of $62 million, $78 million, and $27 million, and gross losses of $1 million, $7 million, and $0.2 million were realized on prepayment of held to maturity fixed maturities during 1997, 1996 and 1995, respectively.

   Proceeds from the sale of available for sale fixed maturities during 1997, 1996 and 1995 were $120,604 million, $121,910 million and $96,134 million, respectively. Proceeds from the maturity of available for sale fixed maturities during 1997, 1996 and 1995 were $2,946 million, $1,458 million, and $950 million, respectively. Gross gains of $1,310 million, $1,562 million, and $2,052 million and gross losses of $639 million, $1,026 million, and $941 million were realized on sales and prepayments of available for sale fixed maturities during 1997, 1996 and 1995, respectively.

   Write downs for impairments of fixed maturities which were deemed to be other than temporary were $13 million, $54 million and $100 million for the years 1997, 1996 and 1995, respectively.

   During the year ended December 31, 1997, there were no securities classified as held to maturity that were sold and two securities so classified were transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in credit worthiness. The aggregate amortized cost of the securities transferred was $26 million with gross unrealized investment gains of $0.5 million charged to "Net unrealized investment gains."

   During the year ended December 31, 1996, one security classified as held to maturity was sold and two securities so classified were transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in credit worthiness. The amortized cost of the security sold was $35 million with a related realized investment loss of $0.7 million; the aggregate amortized cost of the securities transferred was $26 million with gross unrealized investment losses of $6 million charged to "Net unrealized investment gains."

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     MORTGAGE LOANS ON REAL ESTATE

     The Company's mortgage loans were collateralized by the following property types at December 31:

                                                                 1997                                  1996
                                                 ---------------------------------      --------------------------------
                                                                                (IN MILLIONS)
Office buildings...............................  $         4,692             28.5%      $        6,056             34.4%
Retail stores..................................            3,078             18.7%               3,676             20.9%
Residential properties.........................              891              5.4%                 961              5.4%
Apartment complexes............................            3,551             21.6%               2,954             16.8%
Industrial buildings...........................            1,958             11.9%               1,807             10.3%
Agricultural properties........................            1,666             10.1%               1,550              8.8%
Other..........................................              618              3.8%                 608              3.4%
                                                 ---------------         ---------      --------------            ------
                                       Subtotal           16,454            100.0%              17,612            100.0%
                                                                         =========                                ======
Allowance for losses...........................             (450)                                 (515)
                                                 ---------------                        --------------
Net carrying value.............................  $        16,004                        $       17,097
                                                 ===============                        ==============

     The mortgage loans are geographically dispersed throughout the United States and Canada with the largest concentrations in California (25.3%) and New York (8.3%) at December 31, 1997. Included in the above balances are mortgage loans receivable from affiliated joint ventures of $225 million and $461 million at December 31, 1997 and 1996, respectively.

     Activity in the allowance for losses for all mortgage loans, for the years ended December 31, is summarized as follows:

                                                                1997               1996              1995
                                                          ----------------   ----------------   ---------------
                                                                              (IN MILLIONS)
Allowance for losses, beginning of year..............     $            515   $            862   $         1,004
Additions charged to operations......................                   19                  9                 6
Release of allowance for losses......................                  (60)              (256)              (32)
Charge-offs, net of recoveries.......................                  (24)              (100)             (116)
                                                           ---------------   ----------------   ---------------
Allowance for losses, end of year....................     $            450   $            515   $           862
                                                          ================   ================   ===============

     The $60 million, $256 million and $32 million reduction of the mortgage loan allowance for losses in 1997, 1996 and 1995, respectively, is primarily attributable to the improved economic climate, changes in the nature and mix of borrowers and underlying collateral and a significant decrease in impaired loans consistent with a general decrease in the mortgage loan portfolio due to prepayments, sales and foreclosures.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     Impaired mortgage loans and related allowance for losses at December 31, are as follows:

                                                                        1997                     1996
                                                                 -----------------        ------------------
                                                                               (IN MILLIONS)
Impaired mortgage loans with allowance for losses .............  $             330        $              941
Impaired mortgage loans with no allowance for losses ..........              1,303                     1,491
Allowance for losses ..........................................                (97)                     (189)
                                                                 -----------------        ------------------
Net carrying value of impaired mortgage loans .................  $           1,536        $            2,243
                                                                 =================        ==================

     Impaired mortgage loans with no provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. The average recorded investment in impaired loans before allowance for losses was $2,102 million, $2,842 million and $4,146 million during 1997, 1996 and 1995, respectively. Net investment income recognized on these loans totaled $140 million, $265 million and $415 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     INVESTMENT REAL ESTATE

     The Company's "investment real estate" of $1,519 million and $2,586 million at December 31, 1997 and 1996, respectively, is held through direct ownership. Of the Company's real estate, $1,490 million and $406 million consists of commercial and agricultural assets held for disposal at December 31, 1997 and 1996, respectively. Impairment losses and the valuation allowances aggregated $40 million, $38 million and $124 million for the years ended December 31, 1997, 1996 and 1995, respectively, and are included in "Realized investment gains, net."

     RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $2,783 million and $2,453 million at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Additionally, assets valued at $2,352 million at December 31, 1997, were held in voluntary trusts. Of this amount, $1,801 million related to the multi-state policyholder settlement as described in Note 14. The remainder relates to trusts established to fund guaranteed dividends to certain policyholders. The terms of these trusts provide that the assets are to be used for payment of the designated settlement and dividend benefits, as the case may be. Assets valued at $741 million and $3,414 million at December 31, 1997 and 1996, respectively, were maintained as compensating balances or pledged as collateral for bank loans and other financing agreements. Restricted cash and securities of $1,835 million and $1,614 million at December 31, 1997, and 1996, respectively, were included in the consolidated financial statements. The restricted cash represents funds deposited by clients and funds accruing to clients as a result of trades or contracts.

     OTHER LONG-TERM INVESTMENTS

     The Company's "Other long-term investments" of $3,360 million and $2,995 million as of December 31, 1997 and 1996, respectively, are composed of $1,349 million and $832 million in real estate related interests and $2,011 million and $2,163 million of non-real estate related interests, including a $149 million net investment in a leveraged lease entered into in 1997. The Company's share of net income from such entities was $411 million, $245 million, and $326 million for 1997, 1996, and 1995, respectively, and is reported in "Net investment income."

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     NET INVESTMENT INCOME arose from the following sources for the years ended December 31:


                                                                   1997             1996            1995
                                                              --------------   --------------   -----------
                                                                              (IN MILLIONS)
Fixed maturities-available for sale........................   $        5,074   $        4,871  $       4,774
Fixed maturities-held to maturity..........................            1,622            1,793          1,717
Trading account assets.....................................              504              444            588
Equity securities-available for sale ......................               52               81             57
Mortgage loans on real estate..............................            1,555            1,690          2,075
Real estate ...............................................              565              685            742
Policy loans...............................................              396              384            392
Securities purchased under agreements to resell............               15               11             19
Receivables from broker-dealer clients.....................              706              579            678
Short-term investments.....................................              697              536            590
Other investment income....................................              573              725            983
                                                              --------------   --------------  -------------
Gross investment income....................................           11,759           11,799         12,615
Less investment expenses...................................           (1,896)          (2,057)        (2,437)
                                                              --------------   --------------  -------------
Net investment income......................................   $        9,863   $        9,742  $      10,178
                                                              ==============   ==============  =============

     REALIZED INVESTMENT GAINS, NET, including changes in allowances for losses and charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                                                   1997             1996            1995
                                                              --------------   --------------   -----------
                                                                               (IN MILLIONS)
Fixed maturities.......................................       $          684   $          513   $     1,180
Mortgage loans on real estate .........................                   68              248            67
Investment real estate ................................                  700               76           (19)
Equity securities-available for sale ..................                  363              267           400
Other gains (losses)...................................                  372               34          (125)
                                                              --------------   --------------   -----------

Realized investment gains, net.........................       $        2,187   $        1,138   $     1,503
                                                              ==============   ==============   ===========


     NET UNREALIZED INVESTMENT GAINS on securities available for sale are included in the consolidated statement of financial position as a component of equity, net of tax. Changes in these amounts for the years ended December 31, are as follows:


                                                                       1997                  1996
                                                                -----------------     -----------------
                                                                             (IN MILLIONS)
Balance, beginning of year.................................     $          1,136      $           2,397
Changes in unrealized investment
  gains(losses) attributable to:
   Fixed maturities .......................................                1,766                 (2,892)
   Equity securities.......................................                  (85)                   254
   Participating group annuity contracts...................                 (564)                   479
   Deferred policy acquisition costs.......................                 (154)                   261
   Deferred federal income taxes...........................                 (347)                   637
                                                                -----------------     -----------------
   Sub-total...............................................                  616                 (1,261)
                                                                -----------------     -----------------
Balance, end of year.......................................     $          1,752      $           1,136
                                                                =================     =================

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     Based on the carrying value, assets categorized as "non-income producing" for the year ended December 31, 1997 included in fixed maturities available for sale, mortgage loans on real estate and other long term investments totaled $26 million, $93 million and $7 million, respectively.

4.   DEFERRED POLICY ACQUISITION COSTS

     The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:



                                                                   1997             1996            1995
                                                              --------------   --------------   -----------
                                                                               (IN MILLIONS)
Balance, beginning of year ............................       $        6,291   $        6,088   $     6,403
Capitalization of commissions, sales and issue expenses                1,049              931           919
Amortization and other adjustments.....................               (1,192)            (989)         (783)
Change in unrealized investment gains .................                 (154)             261          (451)
                                                              --------------   --------------   -----------
Balance, end of year ..................................       $        5,994   $        6,291   $     6,088
                                                              ==============   ==============   ===========


5.   FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' LIABILITIES

     FUTURE POLICY BENEFITS at December 31 are as follows:


                                                                       1997                  1996
                                                                -----------------     -----------------
                                                                             (IN MILLIONS)
Life insurance ............................................     $         46,712      $          44,118
Annuities .................................................               15,469                 14,828
Other contract liabilities ................................                3,400                  5,009
                                                                -----------------     -----------------
Future policy benefits ....................................     $         65,581      $          63,955
                                                                =================     =================

Life insurance liabilities include reserves for death and endowment policy benefits, terminal dividends, premium deficiency reserves and certain health benefits. Annuity liabilities include reserves for immediate annuities and non-participating group annuities. Other contract liabilities primarily consist of unearned premium and benefit reserves for group health products.

The following table highlights the key assumptions generally utilized in calculating these reserves:


          PRODUCT                  MORTALITY                INTEREST RATE            ESTIMATION METHOD
-------------------------     ------------------------      ---------------          ------------------------
Life insurance                Generally rates               2.5% to 7.5%             Net level premium
                              guaranteed in calculating                              based on non-forfeiture
                              cash surrender values                                  interest rate

Individual immediate          1983 Individual               3.25% to 11.25%          Present value of
annuities                     Annuity Mortality                                      expected future payments
                              Table with certain                                     based on historical
                              modifications                                          experience

Group annuities in            1950 Group                    3.75% to 17.35%          Present value of
payout status                 Annuity Mortality                                      expected future payments
                              Table  with certain                                    based on historical
                              modifications                                          experience

Other contract liabilities    --                            6.0% to 7.0%             Present value of
                                                                                     expected future payments
                                                                                     based on historical
                                                                                     experience

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


5.   FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' LIABILITIES (CONTINUED)

     For the above categories, premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses. A premium deficiency reserve has been recorded for the group single premium annuity business, which consists of limited-payment, long duration, traditional non-participating annuities. A liability of $1,645 million and $1,320 million is included in "Future policy benefits" with respect to this deficiency for the years ended December 31, 1997 and 1996, respectively.

     POLICYHOLDERS' ACCOUNT BALANCES at December 31, are as follows:


                                                                          1997            1996
                                                                       ---------       ---------
                                                                             (IN MILLIONS)
     Individual annuities........................................      $   5,695       $   6,408
     Group annuities & guaranteed investment contracts...........         19,053          21,706
     Interest-sensitive life contracts...........................          3,160           2,888
     Dividend accumulations......................................          5,033           5,007
                                                                       ---------       ---------
     Policyholders' account balances.............................      $  32,941       $  36,009
                                                                       =========       =========

     Policyholders' account balances for interest-sensitive life and investment-type contracts are equal to policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

     Certain contract provisions that determine the policyholder account balances are as follows:

                                                                               WITHDRAWAL/
    PRODUCT                                      INTEREST RATE              SURRENDER CHARGES
    -----------------------------------   ------------------------    -------------------------------------
    Individual annuities                  3.1% to 6.6%                0% to 8% for up to 8 years

    Group annuities                       5.0% to 12.7%               Contractually  limited  or  subject to
                                                                      market value adjustments

    Guaranteed investment contracts       3.9% to 14.34%              Subject  to  market  value  withdrawal
                                                                      provisions  for  any  funds  withdrawn
                                                                      other than for benefit  responsive and
                                                                      contractual payments

    Interest sensitive life contracts     4.0% to 6.5%                Various up to 10 years

    Dividend accumulations                3.0% to 4.0%

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


5.   FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' LIABILITIES (CONTINUED)

     OTHER POLICYHOLDERS' LIABILITIES. The following table provides a reconciliation of the activity in the liability for unpaid claims and claim adjustment expense for property and casualty and accident and health insurance, which is included in "Other policyholder's liabilities" at December 31:

                                                                          1997         1996          1995
                                                                      ----------    ----------    ----------
                                                                                  (IN MILLIONS)
     Balance at January 1.........................................    $    6,043    $    5,933    $    7,983
       Less reinsurance recoverables..............................           563           572           865
                                                                      ----------    ----------    ----------

     Net balance at January 1.....................................         5,480         5,361         7,118
                                                                      ----------    ----------    ----------

     Incurred related to:
       Current year...............................................        10,691        10,281        10,534
       Prior years................................................            11           (91)          141
                                                                      ----------    ----------    ----------

     Total incurred...............................................        10,702        10,190        10,675
                                                                      ----------    ----------    ----------

     Paid related to:
       Current year...............................................         7,415         7,497         7,116
       Prior years................................................         2,651         2,574         2,800
                                                                      ----------    ----------    ----------

     Total paid...................................................        10,066        10,071         9,916
                                                                      ----------    ----------    ----------
     Less Reinsurance
       Segment....................................................            --            --         2,516
                                                                      ----------    ----------    ----------

     Net balance at December 31...................................         6,116         5,480         5,361
       Plus reinsurance recoverables..............................           543           563           572
                                                                      ----------    ----------    ----------

     Balance at December 31.......................................    $    6,659    $    6,043    $    5,933
                                                                      ==========    ==========    ==========

     The changes in provision for claims and claim adjustment expenses related to prior years of $11 million, $(91) million and $141 million in 1997, 1996 and 1995, respectively, are due to such factors as changes in claim cost trends in healthcare, an accelerated decline in indemnity health business, and lower than anticipated property and casualty unpaid claims and claim adjustment expenses.

     The other policyholders' liabilities presented above consist primarily of unpaid claim liabilities which include estimates for liabilities associated with reported claims and for incurred but not reported claims based, in part, on the Company's experience. Changes in the estimated cost to settle unpaid claims are charged or credited to the statement of operations periodically as the estimates are revised. Accident and health unpaid claims liabilities for 1997 and 1996 included above are discounted using interest rates ranging from 6.0% to 7.5%.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


6.   SHORT-TERM AND LONG-TERM DEBT

     Debt consists of the following at December 31:

     SHORT-TERM DEBT

                                                                         1997                     1996
                                                                    --------------           --------------
                                                                                (IN MILLIONS)
     Commercial paper..........................................     $        4,268           $        4,511
     Notes payable.............................................              2,151                    1,614
     Current portion of long-term debt.........................                355                      437
                                                                    --------------           --------------

          Total short-term debt................................     $        6,774           $        6,562
                                                                    ==============           ==============

     The weighted average interest rate on outstanding short-term debt was approximately 6.0% and 5.6% at December 31, 1997 and 1996, respectively.

     The Company issues commercial paper primarily to manage operating cash flows and existing commitments, meet working capital needs and take advantage of current investment opportunities. Commercial paper borrowings are supported by various lines of credit.

     LONG-TERM DEBT

     DESCRIPTION                                        MATURITY DATES          RATE             1997            1996
     ------------------------------------             -----------------    --------------      ---------       ----------
                                                                                                     (IN MILLIONS)
     Floating rate notes ("FRN")                              1998               6.5%          $       40      $      128
     Long term notes                                      1998 - 2023          4% - 12%             1,194           1,023
     Zero coupon notes                                    1998 - 1999          8.6% (a)               334             365
     Australian dollar notes                                  1997                9%                   --              55
     Canadian dollar notes                                1997 - 1998        7.0% - 9.125%            117             320
     Japanese yen notes                                   1998 - 2000         0.5% - 4.6%             178              90
     Swiss francs notes                                       1998              3.875%                120             103
     Canadian dollar FRN                                      2003               5.89%                 96              96
     Surplus notes                                        2003 - 2025        6.875% - 8.3%            986             985
     Commercial paper backed by long-term
        credit agreements                                                                           1,500           1,000
     Other notes payable                                  1998 - 2017          4% - 7.5%               63              32
                                                                                               ----------      ----------
     Sub-total.............................................................................         4,628           4,197
        Less: current portion of long-term debt............................................          (355)           (437)
                                                                                               ----------      ----------
     Total long-term debt..................................................................    $    4,273      $    3,760
                                                                                               ==========      ==========

     (a) The rate shown for zero coupon notes, which do not bear interest, represents a level yield to maturity.

     Payment of interest and principal on the surplus notes of $686 million issued after 1993 may be made only with the prior approval of the Commissioner of Insurance of the State of New Jersey.

     In order to modify exposure to interest rate and currency exchange rate movements, the Company utilizes derivative instruments, primarily interest rate swaps, in conjunction with some of its debt issues. The effect of these derivative instruments is included in the calculation of the interest expense on the associated debt, and as a result, the effective interest rates on the debt may differ from the rates reflected in the tables above. Floating rates are determined by formulas and may be subject to certain minimum or maximum rates.

     Scheduled principal repayments of long-term debt as of December 31, 1997, are as follows: $357 million in 1998, $808 million in 1999, $260 million in 2000, $32 million in 2001, $1,814 million in 2002 and $1,379 million thereafter.

     At December 31, 1997, the Company had $8,257 million in lines of credit from numerous financial institutions of which $5,160 million were unused. These lines of credit generally have terms ranging from 1 to 5 years.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS

     PENSION PLANS

     The Company has one funded non-contributory defined benefit pension plan, which covers substantially all of its employees. The Company also has several non-contributory non-funded defined benefit plans covering certain executives. Benefits are generally based on career average earnings and credited length of service. The Company's funding policy is to contribute annually an amount necessary to satisfy the Internal Revenue Service contribution guidelines.

     Prepaid and accrued pension costs are included in "Other assets" and "Other liabilities," respectively, in the Company's consolidated statements of financial position. The status of these plans as of September 30, adjusted for fourth quarter activity related to funding activity and contractual termination benefits is summarized below:


                                                                 1997                                   1996
                                                  ---------------------------------      --------------------------------
                                                       ASSETS          ACCUMULATED           ASSETS          ACCUMULATED
                                                       EXCEED           BENEFITS             EXCEED           BENEFITS
                                                    ACCUMULATED          EXCEED            ACCUMULATED         EXCEED
                                                      BENEFITS           ASSETS             BENEFITS           ASSETS
                                                  ---------------    --------------      --------------     -------------
                                                                                (IN MILLIONS)
     Actuarial present value of
       benefit obligation:
       Vested benefit obligation..............      $     (4,129)     $       (205)        $    (3,826)     $        (180)
                                                    ============      ============         ===========      =============

       Accumulated benefit obligation.........      $     (4,434)     $       (226)        $    (4,121)     $        (198)
                                                    ============      ============         ===========      =============

     Projected benefit obligation.............      $     (5,238)     $       (319)        $    (4,873)     $        (274)

     Plan assets at fair value................             8,489                --               7,306                 --
                                                    ------------      ------------         -----------      -------------
     Plan assets in excess of (less than)
       projected benefit obligation...........             3,251              (319)              2,433               (274)
     Unrecognized transition amount...........              (662)                1                (769)                 1
     Unrecognized prior service cost..........               317                10                 356                 11
     Unrecognized net (gain) loss.............            (1,689)               45                (916)                16
     Additional minimum liability.............                --               (11)                 --                (10)
     Effect of fourth quarter activity........               (67)                4                 (98)                 4
                                                    ------------      ------------         -----------      -------------
     Prepaid (accrued) pension cost
       at December 31.........................      $      1,150      $       (270)        $     1,006      $        (252)
                                                    ============      ============         ===========      =============

     Plan assets consist primarily of equity securities, bonds, real estate and short-term investments, of which $6,022 million and $5,668 million are included in Separate Account assets and liabilities at December 31, 1997 and 1996, respectively.

     Effective December 31, 1996, The Prudential Securities Incorporated Cash Balance Plan (the "PSI Plan") was merged into The Retirement System for United States Employees and Special Agents of The Prudential Insurance Company of America (the "Prudential Plan"). The name of the merged plan is The Prudential Merged Retirement Plan ("Merged Retirement Plan"). All of the assets of the Merged Retirement Plan are available to pay benefits to participants and their beneficiaries who are covered by the Merged Retirement Plan. The merger of the plans had no effect on the December 31, 1996 consolidated financial position or results of operations.

     During 1996, the Prudential Plan was amended to provide cost of living adjustments for retirees. The effect of this plan amendment increased benefit obligations and unrecognized prior service cost by $170 million at September 30, 1996. In addition, the Prudential Plan was amended to provide contractual termination benefits to certain plan participants who were notified between September 15, 1996 and December 31, 1997 that their employment had been terminated. During 1997, the Prudential Retirement Plan Document, a component of the Merged Retirement Plan was amended to extend the contractual termination benefits to December 31, 1998. Costs related to these amendments are reflected below in contractual termination benefits.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS (CONTINUED)

     Net periodic pension income included in "General and administrative expenses" in the Company's consolidated statement of operations for the years ended December 31, 1997, 1996 and 1995 include the following components:


                                                                     1997                1996                 1995
                                                                --------------       -------------       --------------
                                                                                     (IN MILLIONS)
     Service cost-benefits earned during the year.........      $          127       $         140       $          133
     Interest cost on projected benefit obligation........                 376                 354                  392
     Actual return on plan assets.........................              (1,693)               (748)              (1,288)
     Net amortization and deferral........................               1,012                  73                  629
     Contractual termination benefits.....................                  30                  63                   --
                                                                --------------       -------------       --------------
     Net periodic pension income..........................      $         (148)      $        (118)      $         (134)
                                                                ==============       =============       ==============

     The assumptions at September 30 used by the Company are to calculate the projected benefit obligations as of that date and determine the pension expense for the following fiscal year:


                                                                       1997                1996                 1995
                                                                  --------------       -------------       --------------

     Discount rate..........................................           7.25%               7.75%                7.50%

     Rate of increase in compensation levels................           4.50%               4.50%                4.50%

     Expected long-term rate of return on plan assets.......           9.50%               9.50%                9.00%

     OTHER POSTRETIREMENT BENEFITS

     The Company provides certain life insurance and health care benefits for its retired employees, their beneficiaries and covered dependents. Substantially all of the Company's employees may become eligible to receive benefits if they retire after age 55 with at least 10 years of service, or under circumstances after age 50 with at least 20 years of continuous service.

     The Company has elected to amortize its transition obligation over 20 years. Post-retirement benefits are funded as considered necessary by Company management. The Company's funding of its postretirement benefit obligations totaled $43 million, $38 million and $94 million in 1997, 1996 and 1995, respectively.

     In 1995 the Company modified the restrictions on certain post-retirement plan assets to allow these assets to be used for benefits related to both active and retired employees. Formerly, these benefits were available only for retired employees. In connection with this modification, the Company transferred $120 million from one of these plans in 1995. Of the $120 million transferred, $45 million went to Union Post-Retirement Benefits and $75 million went to Union Medical Benefits.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS (CONTINUED)

     The status of the plan at September 30, adjusted for assets transferred to the plan in the fourth quarter, is provided below. Accrued post-retirement benefit costs are included in "Other liabilities" in the Company's consolidated statement of financial position.

                                                                                  1997            1996
                                                                               ----------      ----------
                                                                                     (IN MILLIONS)
     Accumulated postretirement benefit obligation (APBO):
        Retirees..........................................................     $  (1,516)      $  (1,423)
        Fully eligible active plan participants...........................           (36)            (35)
        Other active plan participants....................................          (576)           (544)
                                                                               ---------       ---------
           Total APBO.....................................................        (2,128)         (2,002)
     Plan assets at fair value............................................         1,354           1,313
                                                                               ---------       ---------
     Funded status........................................................          (774)           (689)
     Unrecognized transition amount.......................................           707             787
     Unrecognized net gain ...............................................          (364)           (428)
     Effects of fourth quarter activity...................................            33              28
                                                                               ---------       ---------
     Accrued postretirement benefit cost at December 31...................     $    (398)      $    (302)
                                                                               =========       =========

     Plan assets with respect to this coverage consist of group and individual variable life insurance policies, group life and health contracts, common stocks, U.S. government securities and short-term investments. Plan assets include $1,044 million and $1,003 million of Company insurance policies and contracts at December 31, 1997 and 1996, respectively.

     Net periodic postretirement benefit cost included in "General and administrative expenses" for the years ended December 31, 1997, 1996 and 1995 includes the following components:


                                                                       1997           1996            1995
                                                                    ----------     -----------     -----------
                                                                                  (IN MILLIONS)
     Service cost..............................................    $        38     $        45     $        44
     Interest cost.............................................            149             157             169
     Actual return on plan assets..............................           (120)           (105)           (144)
     Net amortization and deferral.............................             70              53             111
                                                                   -----------     -----------     -----------
     Net periodic postretirement benefit cost..................    $       137     $       150     $       180
                                                                   ===========     ===========     ===========

     The following assumptions at September 30 are used to calculate the APBO as of that date and determine postretirement benefit expense for the following fiscal year:


                                                                       1997            1996            1995
                                                                     ---------       ---------       ---------
     Discount rate.............................................          7.25%           7.75%           7.50%
     Rate of increase in compensation levels...................           4.5%            4.5%            4.5%
     Expected long-term rate of return on plan assets..........           9.0%            9.0%            8.0%
     Health care cost trend rates..............................      8.2-11.8%       8.5-12.5%       8.9-13.3%
     Ultimate health care cost trend rate after gradual
     decrease until 2006.......................................           5.0%            5.0%            5.0%


                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS (CONTINUED)

     The effect of a 1% increase in health care cost trend rates for each future year on the following costs at December 31, are as follows:


                                                                     1997             1996             1995
                                                                  ----------       ----------       ----------
                                                                                  (IN MILLIONS)
     Accumulated postretirement benefit obligation............    $    (218)       $    (207)       $    (217)
     Service and interest costs...............................           24               25               27

     POSTEMPLOYMENT BENEFITS

     The Company accrues postemployment benefits primarily for life and health benefits provided to former or inactive employees who are not retirees. The net accumulated liability for these benefits at December 31, 1997 and 1996 was $144 million and $156 million, respectively, and is included in "Other liabilities."

     OTHER EMPLOYEE BENEFITS

     The Company sponsors voluntary savings plans for employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to three percent of annual salary, resulting in $63 million, $57 million, and $61 million of expenses included in "General and administrative expenses" for 1997, 1996 and 1995, respectively.

8.   INCOME TAXES

     The components of income tax expense for the years ended December 31, were as follows:


                                                                     1997             1996             1995
                                                                  ---------        ---------        ---------
                                                                                 (IN MILLIONS)
     Current tax expense (benefit):
     U.S......................................................    $    (158)       $     255        $   1,189
     State and Iocal..........................................           48              103               38
     Foreign..................................................           64               48               66
                                                                  ---------        ---------        ---------
     Total....................................................    $     (46)       $     406        $   1,293
                                                                  =========        =========        =========

     Deferred tax expense (benefit):
     U.S......................................................    $     227        $    (442)       $    (166)
     State and Iocal..........................................            3               (2)             (10)
     Foreign..................................................           33               54                9
                                                                  ---------        ---------        ---------
     Total....................................................    $     263        $    (390)       $    (167)
                                                                  =========        =========        =========

     Total income tax expense.................................    $     217        $      16        $   1,126
                                                                  =========        =========        =========

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


8.   INCOME TAXES (CONTINUED)

     The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                                        1997         1996         1995
                                                                      --------     --------     --------
                                                                                 (IN MILLIONS)
     Expected federal income tax expense..........................    $    290     $    382     $    829
     Equity tax...................................................         (91)        (365)         163
     State and local income taxes.................................          51          100           28
     Tax-exempt interest and dividend received deduction..........         (67)         (50)         (77)
     Other........................................................          34          (51)         183
                                                                      --------     --------     --------
     Total income tax expense.....................................    $    217     $     16     $  1,126
                                                                      ========     ========     ========


     Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                                         1997             1996
                                                                       -------          --------
                                                                             (IN MILLIONS)
     Deferred tax assets
       Insurance reserves..........................................   $  1,482          $  1,316
       Policyholder dividends......................................        250               257
       Net operating loss carryforwards............................         80               268
       Depreciation................................................         --                44
       Litigation related reserves.................................        178               297
       Employee benefits...........................................         42                10
       Other.......................................................        360               329
                                                                      --------          --------
       Deferred tax assets before valuation allowance..............      2,392             2,521
       Valuation allowance.........................................        (18)              (36)
                                                                      --------          --------
       Deferred tax assets after valuation allowance...............      2,374             2,485
                                                                      --------          --------
     Deferred tax liabilities
       Investments.................................................      1,867             1,183
       Deferred acquisition costs..................................      1,525             1,707
       Depreciation................................................         36                --
       Other.......................................................         73               110
                                                                      --------          --------
       Deferred tax liabilities....................................      3,501             3,000
                                                                      --------          --------
     Net deferred tax liability....................................   $  1,127          $    515
                                                                      ========          ========


     The Company's income taxes payable of $500 million and $1,544 million includes a $627 million current income tax receivable at December 31, 1997 and a $1,029 million current income taxes payable at December 31, 1996.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


8.   INCOME TAXES (CONTINUED)

     Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its net deferred tax asset after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1997, the Company had state non-life operating loss carryforwards for tax purposes approximating $800 million.

     The Internal Revenue Service (the "Service") has completed an examination of the consolidated federal income tax return through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments, however, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.

9.   EQUITY

     RECONCILIATION OF STATUTORY SURPLUS AND NET INCOME

     Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance with net income and equity determined using GAAP:


                                                                          1997         1996         1995
                                                                        --------     --------     --------
                                                                                   (IN MILLIONS)
     STATUTORY NET INCOME...........................................    $  1,471     $  1,402     $    478
     Adjustments to reconcile to net income on a GAAP basis:
       Insurance revenues and expenses..............................          12         (478)        (496)
       Income taxes.................................................         601          439         (596)
       Valuation of investments.....................................         (62)         121           --
       Realized investment gains....................................         702          327        1,562
       Litigation and other reserves................................      (1,975)        (906)          --
       Other, net...................................................        (139)         173          295
                                                                        --------     --------     --------
     GAAP NET INCOME................................................    $    610     $  1,078     $  1,243
                                                                        ========     ========     ========



                                                                          1997         1996
                                                                        --------     --------
                                                                             (IN MILLIONS)
     STATUTORY SURPLUS..............................................    $  9,242     $  9,375
     Adjustments to reconcile to equity on a GAAP basis:
       Deferred policy acquisition costs............................       5,994        6,291
       Valuation of investments.....................................       8,067        5,624
       Future policy benefits and policyholder account balances.....      (2,906)      (1,976)
       Non-admitted assets..........................................       1,643        1,285
       Income taxes.................................................      (1,070)        (654)
       Surplus notes................................................        (986)        (985)
       Other, net...................................................        (266)        (437)
                                                                        --------     --------
     GAAP EQUITY....................................................    $ 19,718     $ 18,523
                                                                        ========     ========


                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.   EQUITY (CONTINUED)

     The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

10.  OPERATING LEASES

     The Company and its subsidiaries occupy leased office space in many locations under various long-term leases and have entered into numerous leases covering the long-term use of computers and other equipment. At December 31, 1997, future minimum lease payments under non-cancelable operating leases are estimated as follows:

                                                   (IN MILLIONS)

     1998........................................     $    313

     1999........................................          277

     2000........................................          230

     2001........................................          201

     2002........................................          171

     Remaining years after 2002..................          833
                                                   -----------

     Total.......................................     $  2,025
                                                   ===========



     Rental expense incurred for the years ended December 31, 1997 and 1996 was approximately $352 million and $343 million, respectively.


11.  DIVESTITURES

     In October 1995, the Company completed the sale of its reinsurance segment, Prudential Reinsurance Holdings, Inc., through an initial public offering of common stock. As a result of the sale, an after-tax loss of $297 million was recorded in 1995.

     On January 26, 1996, the Company entered into a definitive agreement to sell substantially all the assets of Prudential Home Mortgage Company, Inc. It has also liquidated certain mortgage-backed securities and extended warehouse losses, asset write downs, and other costs directly related to the planned sale. The Company recorded an after-tax loss in 1995 of $98 million which includes operating gains and losses, asset write downs and other costs directly related with the planned sale. The net assets of the mortgage banking segment at December 31, 1995 was $78 million, comprised of $4,293 million in assets and $4,215 million in liabilities.

     On July 31, 1996, the Company sold a substantial portion of its Canadian Branch business to the London Life Insurance Company ("London Life"). This transaction was structured as a reinsurance transaction whereby London Life assumed total liabilities of the Canadian Branch equal to $3,291 million as well as a related amount of assets equal to $3,205 million. This transfer resulted in a reduction of policy liabilities of $3,257 million and a corresponding reduction in invested assets. The Company recognized an after-tax gain in 1996 of $116 million as a result of this transaction, recorded in "Realized investment gains, net."

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates fair value).

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FIXED MATURITIES AND EQUITY SECURITIES

     Fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

     MORTGAGE LOANS ON REAL ESTATE

     The fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. For certain non-performing and other loans, the fair value is based upon the present value of expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for current market spread for a similar quality mortgage.

     POLICY LOANS

     The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of swap agreements is estimated based on the present value of future cash flows under the agreements discounted at the applicable zero coupon U.S. Treasury rate and swap spread. The fair value of forwards, futures and options is estimated based on market quotes for a transaction with similar terms. The fair value of loan commitments is derived by comparing the contractual stream of fees with such fee streams adjusted to reflect current market rates that would be applicable to instruments of similar type, maturity, and credit standing.

     POLICYHOLDERS' ACCOUNT BALANCES

     Fair values of policyholders' account balances are estimated using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

     DEBT

     The estimated fair value of short-term and long-term debt is derived by using discount rates based on the borrowing rates currently available to the Company for debt with similar terms and remaining maturities.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                             1997                               1996
                                                 --------------------------       ------------------------------
                                                   CARRYING      ESTIMATED           CARRYING         ESTIMATED
                                                    AMOUNT       FAIR VALUE           AMOUNT         FAIR VALUE
                                                 ------------   -----------       ------------    --------------
FINANCIAL ASSETS:                                                         (IN MILLIONS)
Other than trading:
-------------------
   Fixed maturities:
      Available for sale.......................   $    75,270   $    75,270        $    66,553       $    66,553
      Held to maturity.........................        18,700        19,894             20,403            21,362
   Equity securities...........................         2,810         2,810              2,622             2,622
   Mortgage loans on real estate...............        16,004        17,153             17,097            17,963
   Policy loans................................         6,827         6,994              6,692             6,613
   Securities purchased under
      agreements to resell ....................         8,661         8,661              5,347             5,347
   Cash collateral for borrowed securities.....         5,047         5,047              2,416             2,416
   Short-term investments......................        12,106        12,106              9,294             9,294
   Cash .......................................         3,636         3,636              2,091             2,091
   Separate Accounts assets....................        74,046        74,046             63,358            63,358
   Derivative financial instruments............            24            35                 16                32

Trading:
--------
   Trading account assets......................         6,044         6,044              4,219             4,219
   Receivables from broker-dealer clients......         6,273         6,273              5,281             5,281
   Derivative financial instruments............           979           979                904               904


FINANCIAL LIABILITIES:

Other than trading:
-------------------
   Policyholders' account balances.............        32,941        33,896             36,009            37,080
   Securities sold under
      agreements to repurchase.................        12,347        12,347              7,503             7,503
   Cash collateral for loaned securities.......        14,117        14,117              8,449             8,449
   Short-term and long-term debt...............        11,047        11,020             10,322            10,350
   Securities sold but not yet purchased.......         3,533         3,533              1,900             1,900
   Separate Accounts liabilities...............        73,658        73,658             62,845            62,845
   Derivative financial instruments............            32            47                 32                45

Trading:
--------
   Payables to broker-dealer clients...........         3,338         3,338              3,018             3,018
   Derivative financial instruments ...........         1,088         1,088              1,120             1,120

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The tables below summarize the Company's outstanding positions by derivative instrument types as of December 31, 1997 and 1996. The amounts presented are classified as either trading or other than trading, based on management's intent at the time of contract inception and throughout the life of the contract. The table includes the estimated fair values of outstanding derivative positions only and does not include the changes in fair values of associated financial and non-financial assets and liabilities, which generally offset derivative notional amounts. The fair value amounts presented also do not reflect the netting of amounts pursuant to right of setoff, qualifying master netting agreements with counterparties or collateral arrangements.

                                                DERIVATIVE FINANCIAL INSTRUMENTS
                                                       DECEMBER 31, 1997
                                                         (IN MILLIONS)

                                  TRADING             OTHER THAN TRADING                  TOTAL
                         ------------------------  -----------------------  ------------------------------------
                                      ESTIMATED                ESTIMATED                 CARRYING    ESTIMATED
                          NOTIONAL    FAIR VALUE    NOTIONAL   FAIR VALUE    NOTIONAL      AMOUNT    FAIR VALUE
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------
Swaps:
   Assets..............    $   7,759    $     394    $     61    $      --    $   7,820    $    395    $     394
   Liabilities.........        6,754          489          13            3        6,767         493          491

Forwards:
   Assets..............       29,511          429       1,031           23       30,542         452          452
   Liabilities.........       29,894          459         647            7       30,541         466          466

Futures:
   Assets..............        4,103           51          46           --        4,149          51           51
   Liabilities.........        3,064           50       3,320           21        6,384          71           71

Options:
   Assets..............        6,893          105         239           --        7,132         105          105
   Liabilities.........        4,165           90           5           --        4,170          90           90

Loan Commitments:
   Assets..............           --           --         317           12          317          --           12
   Liabilities.........           --           --         524           16          524          --           16
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------

Total:
   Assets..............    $  48,266    $     979    $  1,694    $      35    $  49,960    $  1,003    $   1,014
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========

   Liabilities.........    $  43,877    $   1,088    $  4,509    $      47    $  48,386    $  1,120    $   1,134
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (CONTINUED)

                                                DERIVATIVE FINANCIAL INSTRUMENTS
                                                       DECEMBER 31, 1997
                                                         (IN MILLIONS)

                                  TRADING             OTHER THAN TRADING                  TOTAL
                         ------------------------  -----------------------  ------------------------------------
                                      ESTIMATED                ESTIMATED                 CARRYING    ESTIMATED
                          NOTIONAL    FAIR VALUE    NOTIONAL   FAIR VALUE    NOTIONAL      AMOUNT    FAIR VALUE
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------
Swaps:
   Assets..............    $   8,080    $     481    $    398    $      10    $   8,478    $    481    $     491
   Liabilities.........        8,316          756         139           17        8,455         771          773

Forwards:
   Assets..............       24,275          367         489           13       24,764         376          380
   Liabilities.........       20,103          308         920           10       21,023         318          318

Futures:
   Assets..............        2,299           24           3           --        2,302          24           24
   Liabilities.........        2,573           30       1,087            6        3,660          36           36

Options:
   Assets..............        2,981           32       2,083            7        5,064          39           39
   Liabilities.........        2,653           26         437           12        3,090          27           38

Loan Commitments:
   Assets..............           --           --         163            2          163          --            2
   Liabilities.........           --           --         445           --          445          --           --
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------

Total:
   Assets..............    $  37,635    $     904    $  3,136    $      32    $  40,771    $    920    $     936
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========

   Liabilities.........    $  33,645    $   1,120    $  3,028    $      45    $  36,673    $  1,152    $   1,165
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========


     CREDIT RISK

     The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. Approximately 95% of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties.

     Net trading revenues for the years ended December 31, 1997, 1996 and 1995 relating to forwards, futures and swaps were $54 million, $37 million, $(8) million; $42 million, $32 million, $(11) million; and $110 million, $42 million, $3 million respectively. Net trading revenues for options were not material. Average fair values for trading derivatives in an asset position during the years ended December 31, 1997 and 1996 were $1,015 million and $881 million, respectively, and for derivatives in a liability position were $1,166 million and $1,038 million, respectively. Of those derivatives held for trading purposes at December 31, 1997, 52% of the notional amount consisted of interest rate derivatives, 40% consisted of foreign currency derivatives, and 8% consisted of equity and commodity derivatives. Of those derivatives held for purposes other than trading at December 31, 1997, 72% of notional consisted of interest rate derivatives and 28% consisted of foreign currency derivatives.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (CONTINUED)

     OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

     During the normal course of its business, the Company utilizes financial instruments with off-balance sheet credit risk such as commitments, financial guarantees, loans sold with recourse and letters of credit. Commitments include commitments to purchase and sell mortgage loans, the unfunded portion of commitments to fund investments in private placement securities, and unused credit card and home equity lines. The Company also provides financial guarantees incidental to other transactions and letters of credit that guarantee the performance of customers to third parties. These credit-related financial instruments have off-balance sheet credit risk because only their origination fees, if any, and accruals for probable losses, if any, are recognized until the obligation under the instrument is fulfilled or expires. These instruments can extend for several years and expirations are not concentrated in any period. The Company seeks to control credit risk associated with these instruments by limiting credit, maintaining collateral where customary and appropriate, and performing other monitoring procedures.

     The fair value of asset positions in these instruments, which represents the Company's current exposure to credit loss from other parties' non-performance, was $1,014 million and $936 million at December 31, 1997 and 1996, respectively.

14.  CONTINGENCIES AND LITIGATION

     FINANCIAL GUARANTEE AGREEMENT

     In connection with the sale in 1995 of its wholly-owned subsidiary Prudential Reinsurance Company ("Pru Re"), the Company's subsidiary, Gibraltar Casualty Insurance Company ("Gibraltar") entered into a stop-loss reinsurance agreement with Pru Re whereby Gibraltar has reinsured up to $375 million of the first $400 million of aggregate adverse loss development on reserves recorded by Pru Re at June 30, 1995. Gibraltar also has entered into several quota share reinsurance arrangements with Pru Re whereby certain medical malpractice, direct insurance and casualty reinsurance pool risks previously underwritten by Pru Re prior to June 30, 1995 were ceded to Gibraltar. The Company has guaranteed Gibraltar's obligations arising under each of these contracts subject to a limit of $375 million for the stop-loss agreement and $400 million for the other agreements. Through December 31, 1997, Gibraltar has incurred $285 million in losses under the stop-loss agreement, including $45 million in 1997. Gibraltar has paid $165 million to Pru Re under the stop-loss agreement. The Company has not been required to fund losses arising under the other arrangements.

     ENVIRONMENTAL AND ASBESTOS-RELATED CLAIMS

     Certain of the Company's subsidiaries received claims under expired contracts which assert alleged injuries and/or damages relating to or resulting from toxic torts, toxic waste and other hazardous substances. The liabilities for such claims cannot be estimated by traditional reserving techniques. As a result of judicial decisions and legislative actions, the coverage afforded under these contracts may be expanded beyond their original terms. Extensive litigation between insurers and insureds over these issues continues and the outcome is not predictable. In establishing the liability for unpaid claims for these losses, management considered the available information. However, given the expansion of coverage and liability by the courts and legislatures in the past, and potential for other unfavorable trends in the future, the ultimate cost of these claims could increase from the levels currently established.

     MANAGED CARE REIMBURSEMENT

     In 1997, the Company continued to review its obligations under certain managed care arrangements for possible failure to comply with contractual and regulatory requirements. The estimated cost to the Company for these reimbursements increased by $115 million in 1997, bringing the total provision to $265 million. As of December 31, 1997, $163 million has been paid or credited to customers. It is the opinion of management that the remaining reserves of $102 million at December 31, 1997 represent a reasonable estimate of remaining reimbursements to customers and other related costs.

     LITIGATION

     Various lawsuits against the Company have arisen in the course of the Company's business. In certain of these matters, large and/or indeterminate amounts are sought.

     Three putative class actions and approximately 677 individual actions were pending against the Company in the United States as of January 31, 1998 brought on behalf of those persons who purchased life insurance policies allegedly because of deceptive sales practices engaged in by the Company and its insurance agents in violation of state and federal laws. The Company anticipates additional suits may be filed by individuals who opted out of the class action settlement described below. The sales practices alleged to have occurred are contrary to Company policy. Some of

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  CONTINGENCIES AND LITIGATION (CONTINUED)

     these cases seek substantial damages while others seek unspecified compensatory, punitive and treble damages. The Company intends to defend these cases vigorously.

     A Multi-State Life Insurance Task Force (the "Task Force"), comprised of insurance regulators from 29 states and the District of Columbia, was formed in April 1995 to conduct a review of sales and marketing practices throughout the life insurance industry. As the largest life insurance company in the United States, the Company was the initial focus of the Task Force examination. On July 9, 1996, the Task Force released its report on the Company's activities. The Task Force found that some sales of life insurance policies by the Company had been improper. Based on the findings, the Task Force recommended, and the Company agreed to, a series of fines allocated to all 50 states and the District of Columbia. In addition, the Task Force recommended a remediation program pursuant to which the Company would offer relief to the policyowners who were misled when they purchased permanent life insurance policies in the United States from 1982 to 1995.

     On October 28, 1996, the Company entered into a Stipulation of Settlement with attorneys for the plaintiffs in the consolidated class action lawsuit pending in a Multi-District Litigation proceeding in the federal court in New Jersey. The class action suit involved alleged improprieties in connection with the Company's sale, servicing and operation of permanent life insurance policies from 1982 through 1995. Pursuant to the settlement, the Company agreed to provide certain enhancements and changes to the remediation program previously accepted by the Task Force, including some additional remedies. In addition, the Company agreed that it would incur a minimum cost of $410 million in providing remedies to policyowners under the program and, in specified circumstances, agreed to make certain other payments and guarantees. Under the terms of the settlement, the Company agreed to a minimum average cost per remedy of $2,364 for up to 330,000 claims remedied and also agreed to provide additional compensation to be determined by formula that will range in aggregate amount from $50 million to $300 million depending on the total number of claims remedied. At the end of the remediation program's claim evaluation process, the Court will determine how the additional compensation will be distributed.

     The terms of the remediation program described above were enhanced again in February 1997 pursuant to agreements reached with several states that had not previously accepted the terms of the program. These changes were incorporated as amendments to the above-described Stipulation of Settlement and related settlement documents, and the amended Stipulation of Settlement was approved as fair to class members by the United States District Court for the District of New Jersey in March 1997. By that point in time, the Company had entered into agreements with all 50 states and the District of Columbia pursuant to which each jurisdiction had accepted the remediation plan and the Company had agreed to pay approximately $65 million in fines, penalties and related payments.

     The decision of the U.S. District Court to certify a class in the above-described litigation for settlement purposes only and to approve the class action settlement as described in the amended Stipulation of Settlement is presently on appeal to the U.S. Court of Appeals for the Third Circuit. The appellants claim that the District Court erred in certifying a class and in finding that the terms of the settlement are fair to the class.

     Pursuant to the state agreements and the amended Stipulation of Settlement, as approved by the U.S. District Court, the Company initiated its remediation program in 1997. The Company mailed packages and provided broad class notice to the owners of approximately 10.7 million policies eligible to participate in the remediation program, informing them of their rights. Owners of approximately 21,800 policies elected to be excluded from the class action settlement. Of those eligible to participate in the settlement, policyowners who believed they were misled were invited to file a claim through an Alternative Dispute Resolution ("ADR") process. The ADR process was established to enable the company to discharge its liability to the affected policyowners. Policyowners who did not wish to file a claim in the ADR process were permitted to choose from options available under Basic Claim Relief, such as preferred rate premium loans, or annuities, mutual fund shares or life insurance policies that the Company will enhance.

     The owners of approximately 1.16 million policies responded to these notices by indicating an intent to file an ADR claim. All policyholders who responded were provided an ADR claim form for completion and submission. Approximately 635,000 claim forms were completed and returned as of January 31, 1998. Management does not believe the number of ADR claims that will be completed and returned will increase significantly. In addition, the owners of approximately 510,000 policies indicated an interest in a Basic Claim Relief remedy. The ADR process requires that individual claim files be reviewed by one or more independent claim evaluators. Management does not believe costs associated with providing Basic Claim Relief will be material to the Company's financial position or results of operations.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  CONTINGENCIES AND LITIGATION (CONTINUED)

     In 1996, the Company recorded in its Statement of Operations, the minimum cost of $410 million as agreed to in the settlement. Management had no better information available at that time upon which to make a reasonable estimate of losses. Management now has additional information which allows for computation of a reasonable estimate of losses associated with ADR claims. Based on this additional information, in 1997, management had increased the estimated liability for the cost of remedying policyholder claims in the ADR process by $1.64 billion before taxes to approximately $2.05 billion before taxes of which $1.80 billion has been funded in a settlement trust as described in Note 3. While management believes these are reasonable estimates based on information currently available, the ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

     Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters. Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and the regulatory inquiries. It is possible that the results of operations or the cash flow of the Company, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on the Company's financial position, after consideration of applicable reserves.

     The Company and a number of other insurers ("the Consortium") entered into a Reinsurance and Participation Agreement (the "Agreement") with MBL Life Assurance Corporation ("MBLLAC") and others, under which the Company and the other insurers agreed to reinsure certain payments to be made to contract holders by MBLLAC in connection with the plan of rehabilitation of Mutual Benefit Life Insurance Company. Under the agreement, the Consortium, subject to certain terms and conditions, will indemnify MBLLAC for the ultimate net loss sustained by MBLLAC on each contract subject to the Agreement. The ultimate net loss represents the amount by which the aggregate required payments exceed the fair market value of the assets supporting the covered contracts at the time such payments are due. The Company's share of any net loss is 30.55%. The Company has determined that it does not expect to make any payments to MBLLAC under the agreement. The Company concluded this after testing a wide range of potentially adverse scenarios during the rehabilitation period for MBLLAC.

15.  SUBSEQUENT EVENTS

     On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize and become a publicly-traded company. The Company has begun discussions with the New Jersey Department of Banking and Insurance, leaders in the New Jersey State Legislature, as well as other key regulatory agencies around the country. The New Jersey State Legislature must first pass a law permitting demutualization. The New Jersey Department of Banking and Insurance, the Company's Board and a majority of participating policyholders must ultimately approve the Company's plan for demutualization.

                                    * * * * *

Item 28. FINANCIAL STATEMENTS AND EXHIBITS

         (a)   Financial Statements


               (1) Financial Statements of The Prudential Variable Contract Account-2 (Registrant) consisting of the Statement of Net Assets, as of December 31, 1997; the Statement of Operations for the period ended December 31, 1997; the Statements of Changes in Net Assets for the periods ended December 31, 1997 and 1996; and the Notes relating thereto appear in the statement of additional information (Part B of the Registration Statement).




               (2) Financial Statements of The Prudential Insurance Company of America (Depositor) consisting of the Statements of Financial Position as of December 31, 1997 and 1996; the Statements of Operations and Changes in Surplus and Asset Valuation Reserve (AVR) and the Statements of Cash Flows for the years ended December 31, 1997 and 1996; and the Notes relating thereto appear in the statement of additional information (Part B of the Registration Statement).




         (b)   Exhibits
               (1)  Resolution of the Board of Directors        Incorporated by reference to
                    of The Prudential Insurance                 Exhibit 1 to this Registrant's Form
                    Company of America establishing             N-8B-1 Registration Statement, File
                    The Prudential Variable Contract            No.811-1612
                    Account-2

               (2)  Rules and Regulations of The                Incorporated by reference to
                    Prudential Variable Contract                Exhibit (2) to Post-Effective
                    Account-2                                   Amendment No. 41 to this
                                                                Registration Statement
                                                                (To be filed via EDGAR)

               (3) Form of Custodian Agreement                  Filed herewith
                   with Investors Fiduciary Trust
                   Company

               (4) (i) Agreement for Investment                 Incorporated by reference to
                   Management Services between                  Exhibit 5 to Registrant's
                   Prudential and The Prudential                Form N-8B-1 Registration Statement,
                   Variable Contract Account-2                  File No. 811-1612
                                                                (To be filed via EDGAR)

                   (ii) Amendment No. 1 to Agreement             Incorporated by reference to
                   for Investment Management Services           Exhibit 1 (5)(b) to Post-Effective
                   between Prudential and The                   Amendment No. 8 to this
                   Prudential Variable Contract                 Registration Statement
                   Account-2                                    (To be filed via EDGAR)


               (5) (i) Agreement Relating to the Sale           Incorporated by reference to
                   of Group Variable Annuity Contracts          Exhibit 6 to this Registrant's
                   between Prudential and The                   Form N-8B-1 Registration Statement,
                   Prudential Variable Contract                 File No.811-1612
                   Account-2                                    (To be filed via EDGAR)

                   (ii) Amendment to Agreement                  Incorporated by reference to
                   Relating to the Sale of Group                Exhibit 6(ii) to Post-Effective
                   Variable Annuity Contracts between           Amendment No.  25 to this
                   Prudential and The Prudential                Registration Statement
                   Variable Contract Account-2                  (To be filed via EDGAR)

                   (iii) Dealer Agreement between               Incorporated by reference to
                   Prudential, The Prudential Variable          Exhibit 6(iii) to Post-Effective
                   Contract Account-2 and Prudential-           Amendment No. 34 to this
                   Bache Securities Inc.                        Registration Statement
                                                                (To be filed via EDGAR)

                   (iv) Agreement for the Sale of VCA-2         Incorporated by reference to
                   Contracts between Prudential, The            Exhibit 5(iv) to Post-Effective
                   Prudential Variable Contract                 Amendment No. 46 to this
                   Account-2 and Prudential Retirement          Registration Statement
                   Services, Inc.                               (To be filed via EDGAR)


                   (v) Agreement for the Sale of VCA-           Incorporated by reference to
                   Contracts between Prudential, The            Exhibit 5(v) to Post-Effective
                   Prudential Variable Contract                 Amendment No. 50 to this
                   Account-2 and Prudential Investment          Registration Statement
                   Management Services LLC


               (6) (i) Specimen copy of group variable          Incorporated by reference to
                   annuity contract Form GVA-120, with          Exhibit (4) to Post-Effective
                   State modifications                          Amendment No. 32 to this
                                                                Registration Statement
                                                                (To be filed via EDGAR)

                   (ii) Specimen copy of Group Annuity          Incorporated by reference to
                   Amendment Form GAA-7764 for                  Exhibit (6)(ii) to Post-Effective
                   tax-deferred annuities                       Amendment No 42 to this
                                                                Registration Statement
                                                                (To be filed via EDGAR)

                   (iii) Specimen copy of Group                 Incorporated by reference to
                   Annuity Amendment Form GAA-7852              Exhibit (6)(iii) to Post-Effective
                   for tax-deferred annuities                   Amendment No. 45 to this
                                                                Registration Statement
                                                                (To be filed via EDGAR)

               (7) Application form                             Incorporated by reference to
                                                                Exhibit (4) of Post-Effective
                                                                Amendment No. 32 to this
                                                                Registration Statement
                                                                (To be filed via EDGAR)

               (8) (i) Copy of the Charter of                   Incorporated by reference to
                   Prudential as amended to and                 Post-Effective Amendment No. 9
                   including November 14, 1995                  to Form S-1, Registration
                                                                No. 33-20083 filed April 9, 1997
                                                                on behalf of the Prudential
                                                                Variable Contract Real Property
                                                                Account


                   (ii) Copy of the By-Laws of                  Incorporated by reference to
                   Prudential, as amended to and                Post-Effective Amendment No. 12
                   including April 8, 1997                      for Form N-4, Registration No.
                                                                33-25434 Filed April 30, 1997
                                                                on behalf of The Prudential
                                                                Individual Variable Contract Account

              (11) (i) Service Agreement between                Incorporated by reference to
                   Prudential and The Prudential                Exhibit (10)(i) to Post-Effective
                   Investment Corporation                       Amendment No. 34 to this
                                                                Registration Statement
                                                                (To be filed via EDGAR)

                   (ii) Service Agreement between               Incorporated by reference to
                   Prudential and The Prudential Asset          Exhibit (10)(ii) to Post-Effective
                   Management Company, Inc.                     Amendment No. 34 to this
                                                                Registration Statement
                                                                (To be filed via EDGAR)

              (13) (i) Consents of independent auditors         Filed herewith
                   (ii) Powers of Attorney
                   (a) Members of the Registrant's              Filed herewith
                   Committee Messrs. Fenster,
                   Weber and McDonald

                   (b) Directors and Officers                   Incorporated by reference to
                   of Prudential                                Post-Effective Amendment No. 10 to
                                                                Form S-1, Registration No. 33-20083,
                                                                filed April 9, 1998 on behalf of
                                                                The Prudential Variable Contract
                                                                Real Property Account.

              (17) Financial Data Schedule                      Filed herewith

Item 29. DIRECTORS AND OFFICERS OF PRUDENTIAL

Information about Prudential's Directors and Executive Officers appears under the heading "Directors and Officers of Prudential" in the Statement of Additional Information (Part B of this Registration Statement).

Item 30. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


Registrant is a separate account of The Prudential Insurance Company of America, a mutual life insurance company organized under the laws of the State of New Jersey. The subsidiaries of Prudential, and short descriptions of each are listed under Item 25 to Post-Effective Amendment No. 34 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed April 24, 1998, the text of which is hereby incorporated.


In addition to the subsidiaries shown on the Organization Chart, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential also holds directly and in three of its other separate accounts, shares of The Prudential Series Fund, Inc., a Maryland corporation. The balance are held in separate accounts of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, wholly-owned subsidiaries of Prudential. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential's Gibraltar Fund, Inc. and The Prudential Series Fund, Inc. are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. The shares of these investment companies are voted in accordance with the instructions of persons having interests in the unit investment trusts, and Prudential, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-10 and The Prudential Variable Contract Account-11, separate accounts of Prudential registered as open-end, diversified management investment companies under the Investment Company Act of 1940, and with The Prudential Variable Contract Account-24, a separate account of Prudential registered as a unit investment trust.

The Prudential is a mutual insurance company. Its financial statements have been prepared in conformity with generally accepted accounting principles, which include statutory accounting practices prescribed or permitted by state regulatory authorities for insurance companies.

Item 31. NUMBER OF CONTRACTOWNERS



As of March 31, 1998, the number of contractowners of qualified contracts offered by Registrant was 590. and the number of contractowners of non-qualifed contracts offered by Registrant was 0.



Item 32. INDEMNIFICATION


The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.






New Jersey, being the state of organization of The Prudential Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law 27, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (8)(ii) of Post-Effective Amendment No. 26 to Form N-3, Registration No. 2-76580, filed May 1, 1995, on behalf of The Prudential Variable Contract Account-10.






Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 33. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Prudential does have other business of a substantial nature besides activities relating to the assets of the registrant. Prudential is involved in insurance, securities, pension services, real estate and banking.

The Prudential Investment Corporation (PIC) is an investment unit of Prudential and is actively engaged in the business of giving investment advice. The officers and directors of Prudential and PIC who are engaged directly or indirectly in activities relating to the registrant have no other business, profession, vocation, or employment of a substantial nature, and have not had such other connections during the past two years.

The business and other connections, including principal business address, of Prudential's Directors are listed under "Directors and Officers of Prudential" in the Statement of Additional Information (Part B of this Registration Statement).

Item 34. PRINCIPAL UNDERWRITER

(a) PIMS, a direct wholly-owned subsidiary of Prudential, acts as the principal underwriter for The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11 and for the Registrant, all registered as open-end management investment companies under the Investment Company Act of 1940.

(b)        (1)                          (2)                    (3)
     Name and Principal        Position and Offices     Positions and Offices
     Business Address          with Underwriter         with Registrant
     ---------------------     ---------------------    ---------------------

*Unless otherwise noted, Principal Business Address will be:
   751 Broad Street, Newark, New Jersey 09102.






    Odubekun, Francis           Asst. Chief Operating         None
                                  Officer

    Ascherl, Mary Stewart       Asst. Secretary               None

    Cavanaugh, Mary L.          Asst. Secretary               None

    Williamson, Michael G.      Chief Financial Officer &     None
    30 Scranton Office Park       Comptroller
    Scranton, PA 18507

    Fetting, Mark Raymond       Executive Vice President      None
    100 Mulberry St.
    Gateway Three
    Newark, NJ 07102

    Greene, Jonathan Michael    Executive Vice President      President

    Hamilton, Jean Diana        Executive Vice President      None

    Joelson, Ronald Paul        Executive Vice President      None
    71 Hanover Road
    Florham Park
    New Jersey 07932

    Storms, Brian Marshall      Executive Vice President      None
    100 Mulberry St.
    Gateway Three
    Newark, NJ 07102

    Strangfeld, Jr., John R.    Executive Vice President      None
    8 Campus Drive
    Arbor Circle South
    Parsippany, New Jersey 07054

    Caulfield, Edward Michael   President                     None

    Wallner, Scott S.           Secretary & Chief Legal       None
                                  Officer

    Bossi, Anne Elizabeth       Senior Vice President         None
    290 W. Mt. Pleasant Avenue
    Livingston, NJ 07039

    Hiller, Jeffrey             Senior Vice President         None

    Mosse, Mario Alberto        Senior Vice President &       None
                                  Chief Operating Officer

    Chaplin, Charles Edward     Treasurer                     None

    McGuire, Carl L.            Vice President                None
    30 Scranton Office Park
    Scranton, PA 18507

    Moos, Robert William        Vice President                None
    213 Washington Street
    Newark, NJ 07102



(c) Reference is made to the Section entitled "Description of Prudential and VCA-2" on page 6 of the prospectus and "Charges" on page 10 of the prospectus (Part A of this Registration Statement) and "Investment Management and Administration of VCA-2" on page 2 of the Statement of Additional Information (Part B of this Registration Statement).

Item 35. LOCATION OF ACCOUNTS AND RECORDS

The names and addresses of the persons who maintain physical possession of the accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are:


         The Prudential Insurance Company of America and The Prudential Investment Corporation
         751 Broad Street
         Newark, New Jersey  07102-3777


         The Prudential Insurance Company of America
         and The Prudential Investment Corporation
         56 North Livingston Avenue
         Roseland, New Jersey  07068



         The Prudential Insurance Company of America
         c/o Prudential Defined Contribution Services
         30 Scranton Office Park
         Scranton, Pennsylvania 18507-1789


         Prudential Mutual Fund Management LLC
         Gateway Center Three
         100 Mulberry Street
         Newark, New Jersey 07102

         Investors Fiduciary Trust Company
         127 West 10th Street
         Kansas City, Missouri 64105


Item 36. MANAGEMENT SERVICES

         Not Applicable

Item 37. UNDERTAKINGS

The Prudential Insurance Company of America ("Prudential") represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential.

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section. Registrant also undertakes (1) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old as long as payment under the contracts may be accepted;
(2) to affix to the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information or to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; and (3) to deliver any Statement of Additional Information promptly upon written or oral request.

Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                      REPRESENTATION PURSUANT TO RULE 6c-7

Registrant represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 in connection with the sale of its group variable contracts to participants in the Texas Optional Retirement Program. Registrant also represents that it has complied with the provisions of paragraphs (a) - (d) of the Rule.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 28th day of April, 1998, and certifies this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus.




                                      THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2


                                      By: /s/ MENDEL A. MELZER
                                          --------------------------------
                                              Mendel A. Melzer
                                              Chairman

                                   SIGNATURES

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                Title                       Date
---------                                -----                       ----
 MENDEL A. MELZER             Member and Chairman, The     )
------------------------      Prudential Variable Contract )
 Mendel A. Melzer             Account-2 Committee          )

GRACE TORRES                  Principal Accounting Officer )
------------------------                                   )
Grace Torres                                               )

*SAUL K. FENSTER              Member, The Prudential       )
------------------------      Variable Contract Account-2  )     April 28, 1998
 Saul K. Fenster              Committee                    )
                                                           )
                                                           )
*W. SCOTT McDONALD, JR.       Member, The Prudential       )
------------------------      Variable Contract Account-2  )
 W. Scott McDonald, Jr.       Committee                    )
                                                           )
                                                           )
 JONATHAN M. GREENE           Member, The Prudential       )
------------------------      Variable Contract Account-2  )
 Jonathan M. Greene           Committee                    )
                                                           )
                                                           )
*JOSEPH WEBER                 Member, The Prudential       )
------------------------      Variable Contract Account-2  )
 Joseph Weber                 Committee                    )





                                           *By: /s/ CAREN CUNNINGHAM
                                                --------------------------------
                                                    Caren Cunningham
                                                    (Attorney-in-Fact)

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, The Prudential Insurance Company of America has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 28th day of April, 1998.





                                     THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


                                     By: /s/ MENDEL A. MELZER
                                         ---------------------------------
                                             Mendel A. Melzer
                                             Vice President


     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following Directors and Officers of The Prudential Insurance Company of America in the capacities and on the date indicated.


Signature                               Title                         Date
---------                               -----                         ----




*ARTHUR F. RYAN               Chairman of the Board,  )
------------------------      Chief Executive Officer )         April 28, 1998
 Arthur F. Ryan               and President           )






                                           *By: /s/ CAREN CUNNINGHAM
                                                --------------------------------
                                                    Caren Cunningham
                                                    (Attorney-in-Fact)

Signature                               Title                         Date
---------                               -----                         ----



*FRANKLIN E. AGNEW                                        )
------------------------      Director                    )      April 28, 1998
 Franklin E. Agnew                                        )
                                                          )
                                                          )
*FREDERIC K. BECKER                                       )
------------------------      Director                    )
 Frederic K. Becker                                       )
                                                          )
                                                          )
*MARTIN A. BERKOWITZ                                      )
------------------------      Senior Vice President       )
Martin A. Berkowitz             and Comptroller           )
                                                          )
                                                          )
*RICHARD J. CARBONE                                       )
------------------------      Chief Financial Officer     )
Richard J. Carbone                                        )
                                                          )
*JAMES G. CULLEN                                          )
------------------------      Director                    )
 James G. Cullen                                          )
                                                          )
                                                          )
*CAROLYNE K. DAVIS                                        )
------------------------      Director                    )
 Carolyne K. Davis                                        )
                                                          )
                                                          )
*ROGER A. ENRICO                                          )
------------------------      Director                    )
 Roger A. Enrico                                          )
                                                          )
                                                          )
*ALLAN D. GILMOUR                                         )
------------------------      Director                    )
 Allan D. Gilmour                                         )
                                                          )
                                                          )
*WILLIAM H. GRAY, III                                     )
------------------------      Director                    )
 William H. Gray, III                                     )
                                                          )
                                                          )
*JON F. HANSON                                            )
------------------------      Director                    )
 Jon F. Hanson                                            )






                                           *By: /s/ CAREN CUNNINGHAM
                                                --------------------------------
                                                    Caren Cunningham
                                                    (Attorney-in-Fact)

Signature                               Title                         Date
---------                               -----                         ----


*GLEN H. HINER, JR.                                       )
------------------------      Director                    )      April 28, 1998
Glen H. Hiner, Jr.                                        )
                                                          )
                                                          )
*CONSTANCE J. HORNER                                      )
------------------------      Director                    )
 Constance J. Horner                                      )
                                                          )
                                                          )
*GAYNOR KELLEY                                            )
------------------------      Director                    )
Gaynor Kelley                                             )
                                                          )
                                                          )
*BURTON G. MALKIEL                                        )
------------------------      Director                    )
 Burton G. Malkiel                                        )
                                                          )
                                                          )
*IDA F.S. SCHMERTZ                                        )
------------------------      Director                    )
Ida F.S. Schmertz                                         )
                                                          )
                                                          )
*CHARLES R. SITTER                                        )
------------------------      Director                    )
 Charles R. Sitter                                        )
                                                          )
                                                          )
*DONALD L. STAHELI                                        )
------------------------      Director                    )
 Donald L. Staheli                                        )
                                                          )
                                                          )
*RICHARD M. THOMSON                                       )
------------------------      Director                    )
 Richard M. Thomson                                       )
                                                          )
                                                          )
*JAMES A. UNRUH                                           )
------------------------      Director                    )
James A. Unruh                                            )
                                                          )
                                                          )
*P. ROY VAGELOS, M.D.                                     )
------------------------      Director                    )
 P. Roy Vagelos, M.D.                                     )
                                                          )
                                                          )
*STANLEY C. VAN NESS                                      )
------------------------      Director                    )
 Stanley C. Van Ness                                      )
                                                          )
                                                          )
*PAUL A. VOLCKER                                          )
------------------------      Director                    )
 Paul A. Volcker                                          )
                                                          )
                                                          )
*JOSEPH H. WILLIAMS                                       )
------------------------      Director                    )
 Joseph H. Williams                                       )






                                           *By: /s/ CAREN CUNNINGHAM
                                                --------------------------------
                                                    Caren Cunningham
                                                    (Attorney-in-Fact)

                                  EXHIBIT INDEX





Ex-99.3                    Custodian Agreement with Investors             C-15
                           Investors Fiduciary Trust Company

Ex-99.13(i)(a)             Consent of Price Waterhouse LLP,               C-16
                           independent accountants

Ex-99.13(i)(b)             Consent of Deliotte & Touche LLP,              C-17
                           independent auditors

Ex-99.13(ii)(a)            Powers of Attorney for Committee               C-18
                           Members

Ex-99.17                   Financial Data Schedule                        C-21